      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2007.


                                                            FILE NOS. 333-128124
                                                                       811-08810
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


                PRE-EFFECTIVE AMENDMENT NO.                  [ ]
               POST-EFFECTIVE AMENDMENT NO. 7                [X]
                             AND/OR
          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                      AMENDMENT NO. 8                        [X]


                        (CHECK APPROPRIATE BOX OR BOXES)
                             ---------------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                           ("FIRST SUNAMERICA LIFE")
                              (Name of Depositor)

                          733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
             (Address of Depositor's Principal Offices) (Zip Code)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786

                        AMERICAN HOME ASSURANCE COMPANY

                               ("AMERICAN HOME")

                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       C/O AIG RETIREMENT SERVICES, INC.
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                          FS VARIABLE SEPARATE ACCOUNT

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                              CAPTION
-----------                                                                              -------
1.           Cover Page..................................................  Cover Page
2.           Definitions.................................................  Glossary
3.           Synopsis....................................................  Highlights; Fee Tables; Portfolio
                                                                           Expenses; Examples
4.           Condensed Financial Information.............................  Appendix - Condensed Financial
                                                                           Information
5.           General Description of Registrant, Depositor and Portfolio
             Companies...................................................  The Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Other
                                                                           Information
6.           Deductions..................................................  Expenses
7.           General Description of Variable Annuity Contracts...........  The Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Purchasing
                                                                           a Polaris II A-Class Platinum
                                                                           Series Variable Annuity; Investment
                                                                           Options
8.           Annuity Period..............................................  Income Options
9.           Death Benefit...............................................  Death Benefits
10.          Purchases and Contract Value................................  Purchasing a Variable Annuity
                                                                           Contract
11.          Redemptions.................................................  Access To Your Money
12.          Taxes.......................................................  Taxes
13.          Legal Proceedings...........................................  Legal Proceedings
14.          Table of Contents of Statement of Additional Information....  Table of Contents of Statement of
                                                                           Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                               CAPTION
-----------                                                                               -------
15.          Cover Page..................................................  Cover Page
16.          Table of Contents...........................................  Table of Contents
17.          General Information and History.............................  The Polaris II A-Class Platinum Series
                                                                           Variable Annuity (P);
                                                                           Separate Account; General Account (P);
                                                                           Investment Options (P);
                                                                           Other Information (P)
18.          Services....................................................  Other Information (P)
19.          Purchase of Securities Being Offered........................  Purchasing a Polaris II A-Class
                                                                           Platinum Series Variable Annuity (P)
20.          Underwriters................................................  Distribution of Contracts
21.          Calculation of Performance Data.............................  Performance Data
22.          Annuity Payments............................................  Income Options (P);
                                                                           Income Payments; Annuity Unit Values
23.          Financial Statements........................................  Depositor: Other Information (P);
                                                                           Financial Statements; Registrant:
                                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]

                                   PROSPECTUS

                                  MAY 1, 2007


                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                          FS VARIABLE SEPARATE ACCOUNT

The annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available, fixed account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Variable Portfolios are part of American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST") and Van Kampen Life Investment Trust ("VKT").


VARIABLE PORTFOLIOS:                                       MANAGED BY:
AGGRESSIVE GROWTH PORTFOLIO                                AIG SUNAMERICA ASSET MANAGEMENT CORP.
ALLIANCE GROWTH PORTFOLIO                                  ALLIANCEBERNSTEIN L.P.
AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO*                 CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GLOBAL GROWTH PORTFOLIO*                    CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO*                    CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH PORTFOLIO*                           CAPITAL RESEARCH AND MANAGEMENT COMPANY
ASSET ALLOCATION PORTFOLIO*                                EDGE ASSET MANAGEMENT, INC.**
BALANCED PORTFOLIO                                         J.P. MORGAN INVESTMENT MANAGEMENT INC.
BLUE CHIP GROWTH PORTFOLIO                                 AIG SUNAMERICA ASSET MANAGEMENT CORP.
CAPITAL APPRECIATION PORTFOLIO                             WELLINGTON MANAGEMENT COMPANY, LLP
CAPITAL GROWTH PORTFOLIO                                   OPPENHEIMERFUNDS, INC.
CASH MANAGEMENT PORTFOLIO                                  COLUMBIA MANAGEMENT ADVISORS, LLC
CORPORATE BOND PORTFOLIO                                   FEDERATED INVESTMENT MANAGEMENT COMPANY
DAVIS VENTURE VALUE PORTFOLIO                              DAVIS SELECTED ADVISERS LLC
"DOGS" OF WALL STREET PORTFOLIO***                         AIG SUNAMERICA ASSET MANAGEMENT CORP.
EMERGING MARKETS PORTFOLIO                                 PUTNAM INVESTMENT MANAGEMENT, INC.
EQUITY OPPORTUNITIES PORTFOLIO                             OPPENHEIMERFUNDS, INC.
FOREIGN VALUE PORTFOLIO                                    TEMPLETON INVESTMENT COUNSEL, LLC
FUNDAMENTAL GROWTH PORTFOLIO                               WELLS CAPITAL MANAGEMENT, INC.
GLOBAL BOND PORTFOLIO                                      GOLDMAN SACHS ASSET MANAGEMENT INT'L.
GLOBAL EQUITIES PORTFOLIO                                  J.P. MORGAN INVESTMENT MANAGEMENT INC.
GOVERNMENT & QUALITY BOND PORTFOLIO                        WELLINGTON MANAGEMENT COMPANY, LLP
GROWTH-INCOME PORTFOLIO                                    ALLIANCEBERNSTEIN L.P.
GROWTH OPPORTUNITIES PORTFOLIO                             MORGAN STANLEY INVESTMENT MANAGEMENT INC.****
GROWTH PORTFOLIO                                           WELLINGTON MANAGEMENT COMPANY, LLP
HIGH-YIELD BOND PORTFOLIO                                  AIG SUNAMERICA ASSET MANAGEMENT CORP.
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO               MORGAN STANLEY INVESTMENT MANAGEMENT INC.****
INTERNATIONAL GROWTH AND INCOME PORTFOLIO                  PUTNAM INVESTMENT MANAGEMENT, INC.
LORD ABBETT GROWTH AND INCOME PORTFOLIO                    LORD, ABBETT & CO. LLC
LORD ABBETT MID CAP VALUE PORTFOLIO                        LORD, ABBETT & CO. LLC
MARSICO FOCUSED GROWTH PORTFOLIO                           MARSICO CAPITAL MANAGEMENT, LLC
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO***             MASSACHUSETTS FINANCIAL SERVICES COMPANY
MFS TOTAL RETURN PORTFOLIO                                 MASSACHUSETTS FINANCIAL SERVICES COMPANY
MID-CAP GROWTH PORTFOLIO                                   J.P. MORGAN INVESTMENT MANAGEMENT, INC.
NATURAL RESOURCES PORTFOLIO                                WELLINGTON MANAGEMENT COMPANY, LLP
REAL ESTATE PORTFOLIO                                      DAVIS SELECTED ADVISERS LLC
SMALL AND MID CAP VALUE PORTFOLIO                          ALLIANCEBERNSTEIN L.P.
SMALL COMPANY VALUE PORTFOLIO                              FRANKLIN ADVISORY SERVICES, LLC
TECHNOLOGY PORTFOLIO                                       COLUMBIA MANAGEMENT ADVISERS, INC.
TELECOM UTILITY PORTFOLIO                                  MASSACHUSETTS FINANCIAL SERVICES COMPANY
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II SHARES***      VAN KAMPEN ASSET MANAGEMENT INC.
VAN KAMPEN LIT STRATEGIC GROWTH PORTFOLIO, CLASS II        VAN KAMPEN ASSET MANAGEMENT INC.
 SHARES
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II       VAN KAMPEN ASSET MANAGEMENT INC.
 SHARES
WORLDWIDE HIGH INCOME PORTFOLIO                            MORGAN STANLEY INVESTMENT MANAGEMENT INC.

* Separate Investment of American Funds Insurance Series.

** Formerly WM Advisors, Inc.

*** "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Van Kampen
    LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

**** Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "VanKampen."


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 99NY-SUN or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
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                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
  Maximum Owner Transaction Expenses.........................     4
  Maximum Withdrawal Charges.................................     4
  Maximum Sales Charge.......................................     4
  Transfer Fee...............................................     4
  Contract Maintenance Fee...................................     4
  Separate Account Annual Expenses...........................     4
  Optional Feature Fee.......................................     4
  Underlying Fund Expenses...................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................     5
 THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY....     6
 PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE
  ANNUITY....................................................     6
  Allocation of Purchase Payments............................     7
  Accumulation Units.........................................     7
  Right to Examine...........................................     8
  Exchange Offers............................................     8
 INVESTMENT OPTIONS..........................................     8
  Variable Portfolios........................................     8
    American Funds Insurance Series..........................     8
    Anchor Series Trust......................................     8
    Lord Abbett Series Fund, Inc. ...........................     9
    SunAmerica Series Trust .................................     9
    Van Kampen Life Investment Trust ........................     9
  Fixed Accounts.............................................    11
  Dollar Cost Averaging Fixed Accounts.......................    11
  Dollar Cost Averaging Program..............................    11
  Polaris Portfolio Allocator Program........................    12
  Transfers During the Accumulation Phase....................    13
  Automatic Asset Rebalancing Program........................    15
  Voting Rights..............................................    15
  Substitution, Addition or Deletion of Variable
    Portfolios...............................................    15
 ACCESS TO YOUR MONEY........................................    16
  Systematic Withdrawal Program..............................    16
  Minimum Contract Value.....................................    16
 OPTIONAL LIVING BENEFITS....................................    16
  MarketLock.................................................    16
 DEATH BENEFITS..............................................    21
  General Information About Death Benefits...................    21
  Maximum Anniversary Death Benefit..........................    22
  Spousal Continuation.......................................    23
 EXPENSES....................................................    23
  Separate Account Expenses..................................    23
  Upfront Sales Charge.......................................    24
  Reducing Your Sales Charges................................    24
  Letter of Intent...........................................    24
  Rights of Accumulation.....................................    25
  Purchase Payments Subject to a Withdrawal Charge...........    25
  Underlying Fund Expenses...................................    25
  Contract Maintenance Fee...................................    26
  Transfer Fee...............................................    26
  Optional MarketLock Fee....................................    26
  Income Taxes...............................................    26
  Reduction or Elimination of Fees, Expenses
    and Additional Amounts Credited..........................    26
 INCOME OPTIONS..............................................    26
  Annuity Date...............................................    26
  Annuity Income Options.....................................    27
  Fixed or Variable Income Payments..........................    27
  Annuity Income Payments....................................    27
  Transfers During the Income Phase..........................    28
  Deferment of Payments......................................    28
 TAXES.......................................................    28
  Annuity Contracts in General...............................    28
  Tax Treatment of Distributions - Non-Qualified Contracts...    29
  Tax Treatment of Distributions - Qualified Contracts.......    29
  Minimum Distributions......................................    30
  Tax Treatment of Death Benefits............................    30
  Tax Treatment of Optional Living Benefits..................    31
  Contracts Owned by a Trust or Corporation..................    31
  Gifts, Pledges and/or Assignments of a Contract............    31
  Diversification and Investor Control.......................    31
 OTHER INFORMATION...........................................    32
  First SunAmerica Life......................................    32
  The Distributor............................................    32
  The Separate Account.......................................    32
  The General Account........................................    32
  Payments in Connection with Distribution of the Contract...    32
  Administration.............................................    33
  Legal Proceedings..........................................    34
  Financial Statements.......................................    34
  Registration Statements....................................    35
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION................................................    35
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION...............................................   B-1
 APPENDIX C -- MARKETLOCK EXAMPLES...........................   C-1



        ----------------------------------------------------------------
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                                    GLOSSARY

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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date on which you select annuity income payments to begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to First SunAmerica Life Insurance Company, the insurer that issues this contract. The term "we," "us," "our," and "First SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.


INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.


LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust collectively.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

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                                   HIGHLIGHTS
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The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ("First SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: If you cancel your contract within 10 days after receiving it, we will cancel the contract without charging a withdrawal charge. You will receive the greater of Gross Purchase Payments or the value of your contracts on the date we receive your request plus any sales charge we deducted. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. The contract maintenance fee is deducted on a pro rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including distribution charges of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract. For an additional fee, this feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFITS: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. PLEASE SEE INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at First SunAmerica Life Insurance Company, Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 99NY-SUN. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                   FEE TABLES
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES

(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(1).......  0.50%

MAXIMUM SALES CHARGE

(AS A PERCENTAGE OF EACH GROSS PURCHASE PAYMENT)(2).......  5.75%

TRANSFER FEE........................... $25 per transfer after the first
                                        15 transfers in any contract
                                        year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................................................  $30

SEPARATE ACCOUNT ANNUAL EXPENSES

(DEDUCTED FROM THE AVERAGE DAILY ENDING NET ASSET VALUE ALLOCATED TO THE VARIABLE PORTFOLIOS)


    Separate Account Charge...............................  0.85%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  0.85%
                                                            =====

OPTIONAL FEATURE FEE
You may elect the optional MarketLock feature described below.

OPTIONAL MARKETLOCK FEE

(CALCULATED AS A PERCENTAGE OF THE GREATER OF (A) GROSS PURCHASE PAYMENTS MADE IN THE FIRST TWO YEARS, OR (B) THE HIGHEST ANNIVERSARY VALUE (LESS GROSS PURCHASE PAYMENTS MADE AFTER THE FIRST TWO YEARS) DURING THE PERIOD IN WHICH ANNIVERSARY VALUES ARE BEING CONSIDERED, BOTH ADJUSTED FOR WITHDRAWALS DURING THE APPLICABLE PERIOD)


                                                  ANNUALIZED FEE(4)
                                                  -----------------
    All Contract Years..........................        0.50%

                            UNDERLYING FUND EXPENSES


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL UNDERLYING FUND EXPENSES                          MINIMUM(5)     MAXIMUM(6)
-------------------------------------                         ------------   ------------
(expenses that are deducted from Trust assets, including
management fees, 12b-1 fees, if applicable, and other
expenses)...................................................     0.53%          1.85%


FOOTNOTES TO THE FEE TABLES

(1) A withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal.

(2) Your Gross Purchase Payment may qualify for a reduced sales charge. SEE EXPENSES SECTION BELOW.

                                               SALES CHARGE AS A
  INVESTMENT AMOUNT (AS DEFINED IN SALES      PERCENTAGE OF GROSS
              CHARGE SECTION)             PURCHASE PAYMENT INVESTMENT
       -----------------------------      ---------------------------
  Less than $50,000......................            5.75%
  $50,000 but less than $100,000.........            4.75%
  $100,000 but less than $250,000........            3.50%
  $250,000 but less than $500,000........            2.50%
  $500,000 but less than $1,000,000......            2.00%
  $1,000,000 or more.....................            0.50%

(3) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary.


(4) MarketLock is an optional guaranteed minimum withdrawal benefit. The applicable annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following the election and quarterly thereafter. The annualized fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios which equal the amount of the fee.



(5) As of December 31, 2006.



(6) As of January 31, 2007.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85%, OPTIONAL MARKETLOCK FEATURE WITH AN ANNUALIZED FEE OF 0.50%, AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 1.85%)


(1) If you surrender your contract at the end of the applicable time period:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $884       $1,518      $2,175      $3,920
---------------------------------------------
---------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $884       $1,518      $2,175      $3,920
---------------------------------------------
---------------------------------------------


(3) If you do not surrender your contract and you elect the optional MarketLock (0.50%) feature:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $884       $1,518      $2,175      $3,920
---------------------------------------------
---------------------------------------------


MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.85%, NO ELECTION OF OPTIONAL FEATURES AND INVESTMENT IN AN UNDERLYING FUND WITH TOTAL EXPENSES OF 0.53%)


(1) If you surrender your contract at the end of the applicable time period:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $712      $1,001       $1,312      $2,190
---------------------------------------------
---------------------------------------------


(2) If you annuitize your contract at the end of the applicable time period:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $712      $1,001      $1,312       $2,190
---------------------------------------------
---------------------------------------------


(3) If you do not surrender your contract:


 1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------
---------------------------------------------
  $712       $1,001      $1,312      $2,190
---------------------------------------------
---------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

  1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


  2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples. A maximum sales charge of 5.75% is used in the Maximum Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge or if you did not elect the optional living benefit.



  3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The optional living benefit fees are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus. The Maximum Expense Examples assume that the Benefit Base, which is used to calculate the fee, equals contract value and that no withdrawals are taken during the stated period.



  4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.



   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                            THE POLARIS(II) A-CLASS
                        PLATINUM SERIES VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:


     - Optional Living Benefits: If you elect an optional living benefit, the insurance company guarantees a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.



     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.


     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW.


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                        PURCHASING A POLARIS(II) A-CLASS

                        PLATINUM SERIES VARIABLE ANNUITY
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An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.

The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

--------------------------------------------------------------------------------------------
                                      MINIMUM INITIAL                    MINIMUM
                                       GROSS PURCHASE                SUBSEQUENT GROSS
                                          PAYMENT                    PURCHASE PAYMENT
--------------------------------------------------------------------------------------------
          Qualified                        $2,000                          $250
--------------------------------------------------------------------------------------------
        Non-Qualified                      $5,000                          $500
--------------------------------------------------------------------------------------------

We reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Gross Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required for prospectively issued contracts. Subsequent Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

We may not issue a contract to anyone age 86 or older on the contract issue date. We may not accept subsequent Gross Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older spouse is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.


You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.


In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us.


An initial Gross Purchase Payment will be priced within two business days after it is received by us in good order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received after Market Close, the initial Gross Purchase Payment will be priced within two business days after the next business day. We allocate your initial Gross Purchase Payments as of the date such Gross Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. SEE INVESTMENT OPTIONS BELOW.

Gross Purchase Payments submitted by check can only be accepted by the Company at the following address:

First SunAmerica Life Insurance Company
P.O. Box 100357
Pasadena, CA 91189-0357

Gross Purchase Payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:


JP Morgan Chase National Processing Center
Lock Box 100357
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357


Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:


     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the greater of (1) your Gross Purchase Payments or (2) the value of your contract on the day we receive your request plus any sales charges we deducted.

We reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.


The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We have included the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., our affiliate.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST -- CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life
                              Investment Trust ("VKT").


              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                    VARIABLE PORTFOLIOS                                          MANAGED BY:                      TRUST  ASSET CLASS
                    -------------------                                          -----------                      -----  -----------
Aggressive Growth Portfolio                                  AIG SunAmerica Asset Management Corp.                SAST   STOCK
Alliance Growth Portfolio                                    AllianceBernstein L.P.                               SAST   STOCK
American Funds Asset Allocation Portfolio*                   Capital Research and Management Company              AFIS   BALANCED
American Funds Global Growth Portfolio*                      Capital Research and Management Company              AFIS   STOCK
American Funds Growth-Income Portfolio*                      Capital Research and Management Company              AFIS   STOCK
American Funds Growth Portfolio*                             Capital Research and Management Company              AFIS   STOCK
Asset Allocation Portfolio*                                  Edge Asset Management, Inc.**                        AST    BALANCED
Balanced Portfolio                                           J.P. Morgan Investment Management Inc.               SAST   BALANCED
Blue Chip Growth Portfolio                                   AIG SunAmerica Asset Management Corp.                SAST   STOCK
Capital Appreciation Portfolio                               Wellington Management Company, LLP                   AST    STOCK
Capital Growth Portfolio                                     OppenheimerFunds, Inc.                               SAST   STOCK
Cash Management Portfolio                                    Columbia Management Advisors, LLC                    SAST   CASH
Corporate Bond Portfolio                                     Federated Investment Management Company              SAST   BOND
Davis Venture Value Portfolio                                Davis Selected Advisers LLC                          SAST   STOCK
"Dogs" of Wall Street Portfolio***                           AIG SunAmerica Asset Management Corp.                SAST   STOCK
Emerging Markets Portfolio                                   Putnam Investment Management, Inc.                   SAST   STOCK
Equity Opportunities Portfolio                               OppenheimerFunds, Inc.                               SAST   STOCK
Foreign Value Portfolio                                      Templeton Investment Counsel, LLC                    SAST   STOCK
Fundamental Growth Portfolio                                 Wells Capital Management, Inc.                       SAST   STOCK
Global Bond Portfolio                                        Goldman Sachs Asset Management Int'l.                SAST   BOND
Global Equities Portfolio                                    J.P. Morgan Investment Management Inc.               SAST   STOCK
Government & Quality Bond Portfolio                          Wellington Management Company, LLP                   AST    BOND
Growth-Income Portfolio                                      AllianceBernstein L.P.                               SAST   STOCK
Growth Opportunities Portfolio                               Morgan Stanley Investment Management Inc.****        SAST   STOCK
Growth Portfolio                                             Wellington Management Company, LLP                   AST    STOCK
High-Yield Bond Portfolio                                    AIG SunAmerica Asset Management Corp.                SAST   BOND
International Diversified Equities Portfolio                 Morgan Stanley Investment Management Inc.****        SAST   STOCK
International Growth and Income Portfolio                    Putnam Investment Management, Inc.                   SAST   STOCK
Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC                               LASF   STOCK
Lord Abbett Mid Cap Value Portfolio                          Lord, Abbett & Co. LLC                               LASF   STOCK
Marsico Focused Growth Portfolio                             Marsico Capital Management, LLC                      SAST   STOCK
MFS Massachusetts Investors Trust Portfolio***               Massachusetts Financial Services Company             SAST   STOCK
MFS Total Return Portfolio                                   Massachusetts Financial Services Company             SAST   BALANCED
Mid-Cap Growth Portfolio                                     J.P. Morgan Investment Management, Inc.              SAST   STOCK
Natural Resources Portfolio                                  Wellington Management Company, LLP                   AST    STOCK
Real Estate Portfolio                                        Davis Selected Advisers LLC                          SAST   STOCK
Small and Mid Cap Value Portfolio                            AllianceBernstein L.P.                               SAST   STOCK
Small Company Value Portfolio                                Franklin Advisory Services, LLC                      SAST   STOCK
Technology Portfolio                                         Columbia Management Advisers, Inc.                   SAST   STOCK
Telecom Utility Portfolio                                    Massachusetts Financial Services Company             SAST   STOCK
Van Kampen LIT Comstock Portfolio, Class II Shares***        Van Kampen Asset Management Inc.                     VKT    STOCK
Van Kampen LIT Strategic Growth Portfolio, Class II Shares   Van Kampen Asset Management Inc.                     VKT    STOCK
Van Kampen LIT Growth and Income Portfolio, Class II Shares  Van Kampen Asset Management Inc.                     VKT    STOCK
Worldwide High Income Portfolio                              Morgan Stanley Investment Management Inc.            SAST   BOND



* Separate Investment of American Funds Insurance Series.



** Formerly WM Advisors, Inc.



*** "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.



**** Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."


 YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES
    CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH
            UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

  EXAMPLE OF DCA PROGRAM:

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


  PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to choose from one of the several sample portfolios designed to assist in meeting your stated investment goals. Each sample portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The sample portfolios allocate amongst the various investment categories offered as part of the program and coincide with the recommended weightings for each portfolio objective. Please contact your financial representative about investment in the program.



The sample portfolios offered through this product are designed by your broker/dealer. There may be financial arrangements between your broker-dealer and the investment adviser of the Underlying Funds offered in the sample portfolios. Please contact your financial representative about investment in the sample portfolio program and for information about the relationship amongst the entities offering the sample portfolios.



  ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



You may enroll in the program by selecting the sample portfolio on the contract application form. You and your financial representative should determine the sample portfolio most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a sample portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into a sample portfolio through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE. You may only invest in one sample portfolio at a time. You may also invest in Variable Portfolios outside your selected sample portfolio. However, an investment or transfer into or out of one of the Variable Portfolios that are included in your sample portfolio outside the specifications in the sample portfolio will effectively terminate your participation in the program.


  WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected sample portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the sample portfolio, your investment may no longer be consistent with the sample portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


  REBALANCING THE MODELS


You can elect to have your investment in a sample portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the sample portfolio you selected. Only those Variable Portfolios within the sample portfolio you selected will be rebalanced. Investments in other Variable Portfolios not included in the sample portfolio cannot be rebalanced if you wish to maintain your current sample portfolio allocations.



The sample portfolios are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a sample portfolio should be revised or whether it remains appropriate to invest in accordance with any particular sample portfolio. Therefore, over time, the sample portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. In addition, your investment needs may change. You should speak with your financial representative about how to keep your Variable Portfolio allocations in line with your investment goals.



  IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the sample portfolios may have been built. Also, allocation to a single investment category may outperform a sample portfolio, so that you could have been better off investing in a single investment category than in a sample portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular sample portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.



The sample portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the sample portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific sample portfolios can be obtained from your financial representative.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone, through the Company's website (www.aigsunamerica.com), in writing by mail, or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

  TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal

Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any premium payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;


     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;



     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or



     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection.. We cannot guarantee that we will detect and/or deter all Short- Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



UNDERLYING FUND FREQUENT TRADING POLICIES



Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.



Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.



It is likely that most of the Underlying Funds' investments outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you are invested in a sample portfolio, please refer to the Polaris Portfolio Allocator Program section of the prospectus above, for more information.



     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:



     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in good order, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you make a total withdrawal, we also deduct a contract maintenance fee. SEE EXPENSES BELOW.



Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. IN THE EVENT THAT A PROPORTIONATE PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.
SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply. PLEASE SEE EXPENSES BELOW.



The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                            OPTIONAL LIVING BENEFITS
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You may elect the Optional Living Benefit described below. This feature is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. Please see the description below for detailed information.


MARKETLOCK



What is MarketLock?


MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.


The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.


WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT. PLEASE SEE ACCESS TO YOUR MONEY
SECTION IN THE PROSPECTUS.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. IF LIFETIME WITHDRAWALS WERE NOT AVAILABLE WHEN YOU PURCHASED MARKETLOCK, LIFETIME WITHDRAWALS MAY BE AVAILABLE TO YOU PROVIDED THE LIFETIME OPTION HAS BEEN APPROVED BY THE STATE IN WHICH YOUR CONTRACT WAS ISSUED ON YOUR CONTRACT ISSUE DATE AND YOU SATISFY THE REQUIREMENTS FOR RECEIVING LIFETIME WITHDRAWALS. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR INFORMATION REGARDING STATE AVAILABILITY.



When and how can I elect MarketLock?


You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.


How does MarketLock work?



MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.



The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.


The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.

MARKETLOCK SUMMARY TABLE:

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                            MAXIMUM       INITIAL
                            ANNUAL        MINIMUM
                          WITHDRAWAL     WITHDRAWAL
TIME OF FIRST WITHDRAWAL  PERCENTAGE*      PERIOD
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 Before 7(th) Benefit         5%          20 years
    Year anniversary
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  On or after 7(th)           7%       14.28 years**
      Benefit Year
      anniversary
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On or after the older         5%        Life of the
    contract owner's                   older contract
   65(th) birthday***                      owner
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* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See"How are the components for MarketLock Calculated?" below.

** The fractional year indicates that the final withdrawal of the remaining Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" In order to determine the Benefit's value, we calculate each of the components as described below.


How are the components for MarketLock calculated?



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1 million without prior Company approval.


SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.


Can I extend MarketLock beyond 7 years?


Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, may change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered after the guaranteed additional evaluation periods at our sole discretion.


If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.


What is the fee for MarketLock?


The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.


The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.



If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.



What are the effects of withdrawals on MarketLock?


The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.


If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "How are the components for MarketLock calculated?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.


Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:


          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:


          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock calculated?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

-----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR     EFFECT ON MINIMUM WITHDRAWAL PERIOD
-----------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the
  Maximum Annual        MAV Benefit Base (which includes a
  Withdrawal Amount     deduction for any previous
                        withdrawal), divided by the current
                        Maximum Annual Withdrawal Amount
-----------------------------------------------------------
  Amounts in excess     New Minimum Withdrawal Period = the
  of the Maximum        Minimum Withdrawal Period as of the
  Annual Withdrawal     prior contract anniversary minus
  Amount                one year
-----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.


What happens if the contract value is reduced to zero?


If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.


What happens to MarketLock upon a spousal continuation?


A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.


If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. SEE SPOUSAL CONTINUATION BELOW. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once more. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.



Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?



Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. SEE DEATH

BENEFITS BELOW. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.



What happens to MarketLock upon the Latest Annuity Date?


If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.


Can MarketLock be cancelled?


MarketLock may be cancelled on the 7th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.


Are there circumstances under which MarketLock will automatically terminate?


The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

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                                 DEATH BENEFITS
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GENERAL INFORMATION ABOUT DEATH BENEFITS

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE INCOME OPTIONS BELOW.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in good order (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.


A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.


  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.


Other Beneficiary Continuation Options


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).



Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

MAXIMUM ANNIVERSARY DEATH BENEFIT


If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1. Contract value; or



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:



     1. Contract value; or



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.


The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.


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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract level fees, such as Separate Account or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

UPFRONT SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1. The sum of:

        (a) the Gross Purchase Payment amount;

        (b) the current contract value of this contract; and

        (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2. The amount, if any, you agree to contribute to this contract.


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                                  SALES CHARGE AS A
                                    PERCENTAGE OF
                                    GROSS PURCHASE
       INVESTMENT AMOUNT           PAYMENT INVESTED
-----------------------------------------------------
  Less than $ 50,000                    5.75%
  $ 50,000 but less than
     $100,000                           4.75%
  $100,000 but less than
     $250,000                           3.50%
  $250,000 but less than
     $500,000                           2.50%
  $500,000 but less than
     $1,000,000                         2.00%
  $1,000,000 or more                    0.50%*
-----------------------------------------------------

* Additionally, a withdrawal charge of 0.50% applies to Gross Purchase Payments subject to a 0.50% sales charge if invested less than 12 months at the time of withdrawal. SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.

We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.

Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

LETTER OF INTENT
The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract count towards your investment goal. Additionally, Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your Polaris(II) A-Class Platinum Series contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for each Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.

You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your Polaris(II) A-Class Platinum Series contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal or Rights of Accumulation privileges. The charges are deducted from your investment options in the same proportion as their values are to your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.

You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than your Polaris(II) A-Class Platinum Series contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

Certain Rights of Accumulation privileges may not be available in your state. Please contact your financial representative regarding the availability of this feature in your state.

We reserve the right to modify, suspend or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment qualifying for a sales charge of 0.50% (that is, your investment amount is $1,000,000 or more) remains subject to a withdrawal charge of 0.50%. The withdrawal charge applies to such Gross Purchase Payment or any portion of it withdrawn if invested less than 12 months prior to such withdrawal.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

     INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

     12B-1 FEES

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.
There is an annualized 0.25% fee applicable to Class 3 shares of the SunAmerica Series Trust and the Anchor Series Trust, Class II shares of the Van Kampen Life Investment Trust and Class 2 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios which equals the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the              0.50%
   feature is in effect
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INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                                 INCOME OPTIONS
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ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



You must contact us to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with income Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is income Option 3 for a period of 10 years.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.


INCOME OPTION 1 - LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.



INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY



This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.



INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED



This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.



INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD



This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.



The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since income Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS


You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.



ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.



AGGREGATION OF CONTRACTS



All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution

TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



     - after attaining age 59 1/2;



     - when paid to your beneficiary after you die;



     - after you become disabled (as defined in the IRC);



     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;



     - under an immediate annuity contract;



     - which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of

December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.


Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the

Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS



Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.



If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider and/or other optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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FIRST SUNAMERICA LIFE


The Company is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. The Company conducts life insurance and annuity business in the state of New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.


THE DISTRIBUTOR



AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.


THE SEPARATE ACCOUNT

The Company originally established the Separate Account, FS Variable Separate Account, under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG, and the Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. See the Statement of Additional Information for more information regarding these arrangements.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance obligations under contracts issued by the Company are guaranteed by American Home, an affiliate of the Company. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and income options. The guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The guarantee provides that the Company's contract owners can enforce the guarantee directly.

The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from Purchase Payments received after termination, until satisfied in full.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.



COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.



ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.



Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.


PAYMENTS WE RECEIVE


We may directly or indirectly receive payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.



RULE 12B-1 OR SERVICE FEES. We receive either 12b-1 or service fees of up to 0.25% of the average daily assets of the Underlying Funds in the Contracts from certain Trusts. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to an administrative services agreement and are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for training to support sales of the Underlying Funds in the contract. These amounts may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 99NY-SUN, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS


On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission ("SEC"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

First SunAmerica Life Insurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 99NY-SUN

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 99NY-SUN.

REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


----------------------------------------------------------------

----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 99NY-SUN. The contents of the SAI are listed below.


Separate Account..............................      3
American Home Assurance Company...............      3
General Account...............................      3
Support Agreement Between the Company and
  AIG.........................................      4
Performance Data..............................      4
Death Benefit Options for Contracts Issued
  before May 1, 2007..........................      7
Death Benefits Following Spousal Continuation
  for Contracts Issued before May 1, 2007.....      8
Annuity Income Payments.......................      9
Annuity Unit Values...........................      9
Taxes.........................................     12
Distribution of Contracts.....................     20
Financial Statements..........................     20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION TO
                                                                 12/31/06
---------------------------------------------------------------------------
---------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.449
        Ending AUV..........................................   $10.847
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $8.263
        Ending AUV..........................................   $8.182
        Ending Number of AUs................................   6,423

---------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $15.710
        Ending AUV..........................................   $16.554
        Ending Number of AUs................................   11,970

---------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $20.632
        Ending AUV..........................................   $22.358
        Ending Number of AUs................................   9,604

---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $20.073
        Ending AUV..........................................   $20.769
        Ending Number of AUs................................   12,771

---------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $17.274
        Ending AUV..........................................   $18.778
        Ending Number of AUs................................   14,130

---------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $12.974
        Ending AUV..........................................   $13.780
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(formerly SunAmerica Balanced)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.069
        Ending AUV..........................................   $9.740
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $5.863
        Ending AUV..........................................   $6.107
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.557
        Ending AUV..........................................   $14.087
        Ending Number of AUs................................   14,603

---------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(formerly Goldman Sachs Research)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $7.644
        Ending AUV..........................................   $8.334
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $11.226
        Ending AUV..........................................   $11.507
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.000
        Ending AUV..........................................   $14.740
        Ending Number of AUs................................   7,200

---------------------------------------------------------------------------



         AU - Accumulation Unit

         AUV - Accumulation Unit Value

                                                               INCEPTION TO
                                                                 12/31/06
---------------------------------------------------------------------------
---------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.277
        Ending AUV..........................................   $15.607
        Ending Number of AUs................................   4,381

---------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.544
        Ending AUV..........................................   $15.468
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
EMERGING MARKET - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $22.367
        Ending AUV..........................................   $23.976
        Ending Number of AUs................................   1,965

---------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(formerly Federated American Leaders)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $12.055
        Ending AUV..........................................   $13.394
        Ending Number of AUs................................   5,204

---------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $11.198
        Ending Number of AUs................................   7,507

---------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(formerly Putnam Growth: Voyager)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $7.184
        Ending AUV..........................................   $7.400
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.194
        Ending AUV..........................................   $13.388
        Ending Number of AUs................................   5,582

---------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.910
        Ending AUV..........................................   $10.860
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.161
        Ending AUV..........................................   $13.713
        Ending Number of AUs................................   5,791

---------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $11.917
        Ending AUV..........................................   $12.600
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.960
        Ending AUV..........................................   $10.349
        Ending Number of AUs................................   1,815

---------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $5.991
        Ending AUV..........................................   $5.660
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.898
        Ending AUV..........................................   $15.021
        Ending Number of AUs................................   5,763

---------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.188
        Ending AUV..........................................   $9.805
        Ending Number of AUs................................   0

---------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

                                                               INCEPTION TO
                                                                 12/31/06
---------------------------------------------------------------------------
---------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.887
        Ending AUV..........................................   $15.161
        Ending Number of AUs................................   5,732

---------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.169
        Ending AUV..........................................   $14.190
        Ending Number of AUs................................   8,394

---------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE - LASF Class VC Shares
(Inception Date - 08/28/06
        Beginning AUV.......................................   $13.921
        Ending AUV..........................................   $15.557
        Ending Number of AUs................................   244

---------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(formerly Marsico Growth)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $10.380
        Ending Number of AUs................................   447

---------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.250
        Ending AUV..........................................   $10.984
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.843
        Ending AUV..........................................   $15.968
        Ending Number of AUs................................   6,178

---------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(formerly MFS Mid-Cap Growth)
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $9.195
        Ending AUV..........................................   $8.871
        Ending Number of AUs................................   7,786

---------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $9.990
        Ending Number of AUs................................   1,263

---------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $31.589
        Ending AUV..........................................   $38.253
        Ending Number of AUs................................   163

---------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $10.403
        Ending Number of AUs................................   3,461

---------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.000
        Ending AUV..........................................   $10.164
        Ending Number of AUs................................   1,887

---------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $2.398
        Ending AUV..........................................   $2.346
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
        Beginning AUV.......................................   $9.540
        Ending AUV..........................................   $10.722
        Ending Number of AUs................................   0

---------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK - VKT Class II Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.286
        Ending AUV..........................................   $14.624
        Ending Number of AUs................................   21,116

---------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

                                                               INCEPTION TO
                                                                 12/31/06
---------------------------------------------------------------------------
---------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME - VKT Class II Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $14.601
        Ending AUV..........................................   $15.989
        Ending Number of AUs................................   19,006

---------------------------------------------------------------------------
VAN KAMPEN LIT STRATEGIC GROWTH - VKT Class II Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $10.404
        Ending AUV..........................................   $10.028
        Ending Number of AUs................................   6,792

---------------------------------------------------------------------------
WORLDWIDE HIGH INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
        Beginning AUV.......................................   $13.889
        Ending AUV..........................................   $14.747
        Ending Number of AUs................................   935

---------------------------------------------------------------------------


         AU - Accumulation Unit
         AUV - Accumulation Unit Value

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in the Death Benefit section of the prospectus.

The term "withdrawal" as used in describing the death benefit below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     If the Continuing Spouse is under age 83 on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or


          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or



     If the Continuing Spouse is age 86 or older on the Continuation Date, their Beneficiary will receive only the contract value.



Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        APPENDIX C - MARKETLOCK EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the 1st Contract anniversary. Assume that on your 1st Contract Anniversary, your Contract Value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Contract Anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your Contract Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Contract Anniversary is 5% of the MAV Benefit Base (5% X $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your 1st Contract anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000, and that you make no additional Gross Purchase Payments and no withdrawals before the 7th Contract anniversary. Assume that your Contract anniversary values and MAV Benefit Bases are as follows:

-----------------------------------------------------------
     ANNIVERSARY        CONTRACT VALUE      BENEFIT BASE
-----------------------------------------------------------
         1st               $105,000           $105,000
-----------------------------------------------------------
         2nd               $115,000           $115,000
-----------------------------------------------------------
         3rd               $107,000           $115,000
-----------------------------------------------------------
         4th               $110,000           $115,000
-----------------------------------------------------------
         5th               $113,000           $115,000
-----------------------------------------------------------
         6th               $118,000           $118,000
-----------------------------------------------------------
         7th               $120,000           $120,000
-----------------------------------------------------------
         8th               $118,000           $120,000
-----------------------------------------------------------

On your 7th anniversary, your Contract Value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your 7th Contract anniversary is 7% of the Benefit Base (7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, as of your 7th Contract anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year.


EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:


Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals prior to the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. During your 8th Contract Year, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, you may take withdrawals of up to $8,400 annually over a minimum of 13 years, plus $6,300 in the last Benefit Year.


EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


Assume you elect MarketLock and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 7th Contract anniversary, and Contract Values and MAV Benefit Base values as described in EXAMPLE 2 above. Also assume that during your 8th Contract Year, after your 7th Contract anniversary, your Contract Value is $118,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400. Your Contract Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations, as follows: For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we determine the proportion by which the Contract Value was reduced by the Excess Withdrawal ($3,288/$109,600 = 3%). Then we reduce $111,600 by that proportion (3%) which equals $108,252. Your MAV Benefit Base is the lesser of these two calculations, or $108,252. The Minimum Withdrawal Period following the withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your Maximum Annual Withdrawal Amount for the following year is your MAV Benefit Base divided by your Minimum Withdrawal Period ($108,252/13.28), which equals $8,151.50. Therefore, you may take withdrawals of up to $8,151.50 annually over a minimum of 13 years, plus $2,282.42 in the last Benefit Year.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris II A-Class Platinum Series Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to:  First SunAmerica Life Insurance Company, Annuity Service
   Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                     STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              IN CONNECTION WITH

                         FS VARIABLE SEPARATE ACCOUNT
              POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY


      This Statement of Additional Information is not a prospectus; it should be read with the prospectus, May 1, 2007, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 99NY-SUN or writing Us at:




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                   May 1, 2007

                               TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
Separate Account.....................................................     3

American Home Assurance Company......................................     3

General Account......................................................     3

Support Agreement Between the Company and AIG........................     4

Performance Data.....................................................     4

Death Benefit Option for Contracts Issued Before May 1, 2007.........     7

Death Benefits Following Spousal Continuation for Contracts Issued
  Before May 1, 2007.................................................     8

Annuity Income Payments..............................................     9

Annuity Unit Values..................................................     9

Taxes................................................................    12

Distribution of Contracts............................................    20

Financial Statements.................................................    20

                               SEPARATE ACCOUNT

      FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica Life Insurance Company (the "Company") under New York law on September 9, 1994. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).


                        AMERICAN HOME ASSURANCE COMPANY


      All references in this Statement of Additional Information to American Home Assurance Company ("American Home") apply only to contracts with a date of issue of December 29, 2006 or after. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").



                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG


The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.



                               PERFORMANCE DATA

      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a subaccount of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) 365/7 - 1]

      For the seven day period ended December 31, 2002, the effective yield for the Cash Management Portfolio was -0.51%. The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

         P(1+T)(n) = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

      Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

      The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the corresponding Underlying Funds of the Trusts, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was included in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date of the contracts were first offered to the public (which will reflect the effect of charges and expenses imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


      We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


Portfolio Allocator Models Performance


      Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.


      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be complete redemption at the end of the period in question.

        P (1+T) (n) = ERV

        P = contract value at the beginning of period n

        T = average annual total return for the period in question

        n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

        ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.



          DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007

MAXIMUM ANNIVERSARY DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

           a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

           b. 125% of Contract Value.

If you are age 90 or older at the time of death, the death benefit will be equal to contract value. Accordingly, you do not get benefit if you are age 90 or older at the time of your death.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

   DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BEFORE
                                  MAY 1, 2007

Capitalized terms used in this SAI have the same meaning as they have in the Death Benefit section of the prospectus.

The term "withdrawal" as used in describing the death benefit below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     If the Continuing Spouse is under age 83 on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

             (2) 125% of the contract value.

     If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, their Beneficiary will receive only the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

      For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

      For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from annuity factor tables, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

o for payment of health insurance if you are unemployed and meet certain requirements

o  distributions from IRAs for higher education expenses

o  distributions from IRAs for first home purchases

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS

      The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS


The following financial statements of FS Variable Separate Account are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Statement of Assets and Liabilities as of December 31, 2006
        -  Schedule of Portfolio Investments as of December 31, 2006
        -  Statement of Operations for the year ended December 31, 2006
        - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005
        -  Notes to the Financial Statements

The following financial statements of First SunAmerica Life Insurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Balance Sheet as of December 31, 2006 and 2005
        - Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004
        - Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004
        -  Notes to Financial Statements

The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Auditors
        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005
        -  Statements of Cash Flow for the years ended December 31, 2006 and
           2005
        -  Notes to Statutory Basis Financial Statements

You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee relating to contract with a date of issue of December 29, 2006 or earlier.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2006 AND 2005

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................     1
Statement of Assets and Liabilities, December 31, 2006 ...................     2
Schedule of Portfolio Investments, December 31, 2006......................    13
Statement of Operations, for the year ended December 31, 2006.............    14
Statement of Changes in Net Assets, for the year ended December 31, 2006..    27
Statement of Changes in Net Assets, for the year ended December 31, 2005..    40
Notes to Financial Statements ............................................    52

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2006, the results of each of their operations for the periods indicated, and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006


                                                Asset       Global                    Growth       Asset
                                             Allocation     Growth       Growth       Income    Allocation
                                                Fund        Fund         Fund          Fund      Portfolio
                                              (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 1)
                                             ----------  -----------  -----------  -----------  ----------
Assets:
   Investments in Trust, at net asset value   $198,164   $11,166,439  $12,196,400  $15,129,375  $9,977,259
Liabilities:                                         0             0            0            0           0
                                              --------   -----------  -----------  -----------  ----------
Net assets:                                   $198,164   $11,166,439  $12,196,400  $15,129,375  $9,977,259
                                              ========   ===========  ===========  ===========  ==========
   Accumulation units                         $198,164   $11,166,439  $12,196,400  $15,129,375  $9,934,588
   Contracts in payout (annuitization)
      period                                         0             0            0            0      42,671
                                              --------   -----------  -----------  -----------  ----------
      Total net assets:                       $198,164   $11,166,439  $12,196,400  $15,129,375  $9,977,259
                                              ========   ===========  ===========  ===========  ==========
Accumulation units outstanding:                 11,970       514,583      604,883      829,697     394,248
                                              ========   ===========  ===========  ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding               11,970         9,604       12,771       14,130          --
   Unit value of accumulation units           $  16.55   $     22.36  $     20.77  $     18.78  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   --       372,185      452,569      669,489     394,248
   Unit value of accumulation units           $     --   $     21.74  $     20.19  $     18.25  $    25.31
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --       132,794      139,543      146,078          --
   Unit value of accumulation units           $     --   $     21.55  $     20.02  $     18.09  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --            --           --           --          --
   Unit value of accumulation units           $     --   $        --  $        --  $        --  $       --

                                                            Government
                                                Capital        and                       Natural
                                             Appreciation  Quality Bond     Growth      Resources
                                               Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             ------------  ------------  ------------  ----------
Assets:
   Investments in Trust, at net asset value   $23,597,538   $16,379,702   $12,810,872  $8,665,254
Liabilities:                                            0             0             0           0
                                              -----------   -----------   -----------  ----------
Net assets:                                   $23,597,538   $16,379,702   $12,810,872  $8,665,254
                                              ===========   ===========   ===========  ==========
   Accumulation units                         $23,489,178   $16,186,380   $12,731,083  $8,665,254
   Contracts in payout (annuitization)
      period                                      108,360       193,322        79,789           0
                                              -----------   -----------   -----------  ----------
      Total net assets:                       $23,597,538   $16,379,702   $12,810,872  $8,665,254
                                              ===========   ===========   ===========  ==========
Accumulation units outstanding:                   541,588       938,287       373,400     178,574
                                              ===========   ===========   ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 541,588       938,287       373,400     178,574
   Unit value of accumulation units           $     43.57   $     17.46   $     34.31  $    48.53
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                      --            --            --          --
   Unit value of accumulation units           $        --   $        --   $        --  $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                                                        Government
                                                Asset       Capital         and                    Natural
                                             Allocation  Appreciation  Quality Bond    Growth     Resources
                                              Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                             ----------  ------------  ------------  ----------  ----------
Assets:
   Investments in Trust, at net asset value  $2,422,849   $14,012,679   $16,715,764  $8,713,522  $4,473,238
Liabilities:                                          0             0             0           0           0
                                             ----------   -----------   -----------  ----------  ----------
Net assets:                                  $2,422,849   $14,012,679   $16,715,764  $8,713,522  $4,473,238
                                             ==========   ===========   ===========  ==========  ==========
   Accumulation units                         2,422,849    14,012,679    16,715,764   8,713,522   4,473,238
   Contracts in payout (annuitization)
      period                                          0             0             0           0           0
                                             ----------   -----------   -----------  ----------  ----------
      Total net assets:                      $2,422,849   $14,012,679   $16,715,764  $8,713,522  $4,473,238
                                             ==========   ===========   ===========  ==========  ==========
Accumulation units outstanding:                  97,095       334,692       971,781     256,933      94,544
                                             ==========   ===========   ===========  ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --        14,603         5,791          --       1,263
   Unit value of accumulation units          $       --   $     14.09   $     13.71  $       --  $     9.99
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                90,400       267,855       785,798     219,912      61,215
   Unit value of accumulation units          $    24.97   $     43.16   $     17.25  $    33.95  $    47.98
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    14           383           656          11         136
   Unit value of accumulation units          $    24.97   $     43.16   $     17.25  $    33.95  $    47.98
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --         7,458            --          --          --
   Unit value of accumulation units          $       --   $     44.00   $        --  $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --         2,294            --          --          --
   Unit value of accumulation units          $       --   $     43.06   $        --  $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                 6,681        42,029       179,301      37,010      31,930
   Unit value of accumulation units          $    24.78   $     42.81   $     17.10  $    33.67  $    47.50
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --            70           235          --          --
   Unit value of accumulation units          $       --   $     42.69   $     17.05  $       --  $       --


                                               Growth      Mid Cap   Aggressive    Alliance
                                             and Income     Value      Growth       Growth
                                              Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class VC)  (Class VC)   (Class 1)   (Class 1)
                                             ----------  ----------  ----------  -----------
Assets:
   Investments in Trust, at net asset value  $4,648,757    $3,803    $7,704,037  $27,754,618
Liabilities:                                          0         0             0            0
                                             ----------    ------    ----------  -----------
Net assets:                                  $4,648,757    $3,803    $7,704,037  $27,754,618
                                             ==========    ======    ==========  ===========
   Accumulation units                         4,648,757     3,803     7,625,320   27,591,150
   Contracts in payout (annuitization)
      period                                          0         0        78,717      163,468
                                             ----------    ------    ----------  -----------
      Total net assets:                      $4,648,757    $3,803    $7,704,037  $27,754,618
                                             ==========    ======    ==========  ===========
Accumulation units outstanding:                 338,203       244       437,597      837,107
                                             ==========    ======    ==========  ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 8,394       244            --           --
   Unit value of accumulation units          $    14.19    $15.56    $       --  $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               283,202        --       437,597      837,107
   Unit value of accumulation units          $    13.76    $   --    $    17.60  $     33.15
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    26        --            --           --
   Unit value of accumulation units          $    13.76    $   --    $       --  $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --        --            --           --
   Unit value of accumulation units          $       --    $   --    $       --  $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --        --            --           --
   Unit value of accumulation units          $       --    $   --    $       --  $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                46,581        --            --           --
   Unit value of accumulation units          $    13.59    $   --    $       --  $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --        --            --           --
   Unit value of accumulation units          $       --    $   --    $       --  $        --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                                                                    Davis       "Dogs"
                                              Blue Chip     Cash      Corporate    Venture      of Wall
                                               Growth    Management     Bond        Value       Street
                                              Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                             ----------  ----------  ----------  -----------  ----------
Assets:
   Investments in Trust, at net asset value  $1,752,678  $9,796,654  $8,106,771  $48,642,189  $2,666,848
Liabilities:                                          0           0           0            0           0
                                             ----------  ----------  ----------  -----------  ----------
Net assets:                                  $1,752,678  $9,796,654  $8,106,771  $48,642,189  $2,666,848
                                             ==========  ==========  ==========  ===========  ==========
   Accumulation units                         1,752,678   9,750,048   8,001,689   48,291,428   2,665,681
   Contracts in payout (annuitization)
      period                                          0      46,606     105,082      350,761       1,167
                                             ----------  ----------  ----------  -----------  ----------
      Total net assets:                      $1,752,678  $9,796,654  $8,106,771  $48,642,189  $2,666,848
                                             ==========  ==========  ==========  ===========  ==========
Accumulation units outstanding:                 275,644     731,417     451,616    1,246,273     204,092
                                             ==========  ==========  ==========  ===========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               275,644     731,417     451,616    1,246,273     204,092
   Unit value of accumulation units          $     6.36  $    13.39  $    17.95  $     39.03  $    13.07
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --          --          --           --          --
   Unit value of accumulation units          $       --  $       --  $       --  $        --  $       --

                                                          Federated
                                              Emerging    American     Global      Global
                                               Markets     Leaders      Bond      Equities
                                              Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                             ----------  ----------  ----------  ----------
Assets:
   Investments in Trust, at net asset value  $9,766,665  $7,930,109  $3,250,643  $6,286,525
Liabilities:                                          0           0           0           0
                                             ----------  ----------  ----------  ----------
Net assets:                                  $9,766,665  $7,930,109  $3,250,643  $6,286,525
                                             ==========  ==========  ==========  ==========
   Accumulation units                         9,762,614   7,829,916   3,212,694   6,270,238
   Contracts in payout (annuitization)
      period                                      4,051     100,193      37,949      16,287
                                             ----------  ----------  ----------  ----------
      Total net assets:                      $9,766,665  $7,930,109  $3,250,643  $6,286,525
                                             ==========  ==========  ==========  ==========
Accumulation units outstanding:                 507,829     380,114     180,544     261,380
                                             ==========  ==========  ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               507,829     380,114     180,544     261,380
   Unit value of accumulation units          $    19.23  $    20.86  $    18.01  $    24.05
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --          --          --          --
   Unit value of accumulation units          $       --  $       --  $       --  $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)


                                               Goldman                                            International
                                                Sachs      Growth-        Growth      High-Yield   Diversified
                                              Research      Income    Opportunities      Bond        Equities
                                              Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 1)   (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             ----------  -----------  -------------  -----------  -------------
Assets:
   Investments in Trust, at net asset value  $1,064,938  $23,526,553     $805,175    $12,084,690    $7,937,585
Liabilities:                                          0            0            0              0             0
                                             ----------  -----------     --------    -----------    ----------
Net assets:                                  $1,064,938  $23,526,553     $805,175    $12,084,690    $7,937,585
                                             ==========  ===========     ========    ===========    ==========
   Accumulation units                         1,064,938   23,469,053      805,175     12,062,134     7,870,660
   Contracts in payout (annuitization)
      period                                          0       57,500            0         22,556        66,925
                                             ----------  -----------     --------    -----------    ----------
      Total net assets:                      $1,064,938  $23,526,553     $805,175    $12,084,690    $7,937,585
                                             ==========  ===========     ========    ===========    ==========
Accumulation units outstanding:                 130,205      742,995      142,002        573,502       545,060
                                             ==========  ===========     ========    ===========    ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               130,205      742,995      142,002        573,502       545,060
   Unit value of accumulation units          $     8.18  $     31.66     $   5.67    $     21.07    $    14.56
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --           --           --             --            --
   Unit value of accumulation units          $       --  $        --     $     --    $        --    $       --

                                                                 MFS
                                             International   Massachusetts      MFS
                                                 Growth        Investors      Mid-Cap        MFS
                                                & Income         Trust        Growth    Total Return
                                               Portfolio       Portfolio     Portfolio    Portfolio
                                                (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             -------------  --------------  ----------  ------------
Assets:
   Investments in Trust, at net asset value   $ 11,697,749    $9,055,026    $4,999,231   $18,952,867
Liabilities:                                             0             0             0             0
                                              ------------    ----------    ----------   -----------
Net assets:                                   $ 11,697,749    $9,055,026    $4,999,231   $18,952,867
                                              ============    ==========    ==========   ===========
   Accumulation units                           11,663,628     9,001,861     4,999,231    18,830,717
   Contracts in payout (annuitization)
      period                                        34,121        53,165             0       122,150
                                              ------------    ----------    ----------   -----------
                                              $ 11,697,749    $9,055,026    $4,999,231   $18,952,867
      Total net assets:                       ============    ==========    ==========   ===========
                                                   618,360       385,451       459,103       674,463
Accumulation units outstanding:               ============    ==========    ==========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  618,360       385,451       459,103       674,463
   Unit value of accumulation units           $      18.92    $    23.49    $    10.89   $     28.10
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                       --            --            --            --
   Unit value of accumulation units           $         --    $       --    $       --   $        --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)


                                               Putnam
                                               Growth:      Real     SunAmerica                Telecom
                                               Voyager     Estate     Balanced   Technology    Utility
                                              Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                             ----------  ----------  ----------  ----------  ----------
Assets:
   Investments in Trust, at net asset value  $7,044,969  $7,042,071  $8,315,962   $675,112   $2,226,218
Liabilities:                                          0           0           0          0            0
                                             ----------  ----------  ----------   --------   ----------
Net assets:                                  $7,044,969  $7,042,071  $8,315,962   $675,112   $2,226,218
                                             ==========  ==========  ==========   ========   ==========
   Accumulation units                         7,041,607   6,888,360   8,292,366    675,112    2,207,209
   Contracts in payout (annuitization)
      period                                      3,362     153,711      23,596          0       19,009
                                             ----------  ----------  ----------   --------   ----------
   Total net assets:                         $7,044,969  $7,042,071  $8,315,962   $675,112   $2,226,218
                                             ==========  ==========  ==========   ========   ==========
Accumulation units outstanding:                 370,504     223,005     507,142    280,818      146,551
                                             ==========  ==========  ==========   ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               370,504     223,005     507,142    280,818      146,551
   Unit value of accumulation units          $    19.02  $    31.58  $    16.40   $   2.40   $    15.19
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --          --          --         --           --
   Unit value of accumulation units          $       --  $       --  $       --   $     --   $       --

                                                                                    American
                                                                                  Funds Asset
                                              Worldwide   Aggressive   Alliance    Allocation
                                             High Income    Growth      Growth        SAST
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 3)   (Class 3)   (Class 3)
                                             -----------  ----------  ----------  -----------
Assets:
   Investments in Trust, at net asset value   $3,154,236  $1,346,722  $9,641,133     $6,306
Liabilities:                                           0           0           0          0
                                              ----------  ----------  ----------     ------
Net assets:                                   $3,154,236  $1,346,722  $9,641,133     $6,306
                                              ==========  ==========  ==========     ======
   Accumulation units                          3,078,696   1,346,722   9,641,133      6,306
   Contracts in payout (annuitization)
      period                                      75,540           0           0          0
                                              ----------  ----------  ----------     ------
      Total net assets:                       $3,154,236  $1,346,722  $9,641,133     $6,306
                                              ==========  ==========  ==========     ======
Accumulation units outstanding:                  147,377      77,923     300,705        599
                                              ==========  ==========  ==========     ======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --          --       6,423         --
   Unit value of accumulation units           $       --  $       --  $     8.18     $   --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                147,377      46,995     241,515         --
   Unit value of accumulation units           $    21.40  $    17.35  $    32.63     $   --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                     --       1,895         640        599
   Unit value of accumulation units           $       --  $    17.35  $    32.63     $10.53
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                     --          --       4,246         --
   Unit value of accumulation units           $       --  $       --  $    32.69     $   --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                     --          --       1,789         --
   Unit value of accumulation units           $       --  $       --  $    32.22     $   --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                     --      29,033      45,874         --
   Unit value of accumulation units           $       --  $    17.16  $    32.35     $   --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --          --         218         --
   Unit value of accumulation units           $       --  $       --  $    32.25     $   --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)

                                               American     American     American
                                             Funds Global    Funds        Funds
                                                Growth       Growth   Growth-Income  Blue Chip     Cash
                                                 SAST         SAST         SAST        Growth   Management
                                               Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ------------  ---------  -------------  ---------  ----------
Assets:
   Investments in Trust, at net asset value     $24,436      $8,397      $10,234      $947,008  $5,623,721
Liabilities:                                          0           0            0             0           0
                                                -------      ------      -------      --------  ----------
Net assets:                                     $24,436      $8,397      $10,234      $947,008  $5,623,721
                                                =======      ======      =======      ========  ==========
   Accumulation units                            24,436       8,397       10,234       947,008   5,623,721
   Contracts in payout (annuitization)
      period                                          0           0            0             0           0
                                                -------      ------      -------      --------  ----------
      Total net assets:                         $24,436      $8,397      $10,234      $947,008  $5,623,721
                                                =======      ======      =======      ========  ==========
Accumulation units outstanding:                   2,269         788          971       150,701     425,399
                                                =======      ======      =======      ========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                    --          --           --            --          --
   Unit value of accumulation units             $    --      $   --      $    --      $     --  $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                    --          --           --       127,309     340,860
   Unit value of accumulation units             $    --      $   --      $    --      $   6.29  $    13.24
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                 1,990         788          733         5,185          26
   Unit value of accumulation units             $ 10.77      $10.66      $ 10.54      $   6.29  $    13.24
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --          --           --            --          --
   Unit value of accumulation units             $    --      $   --      $    --      $     --  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --          --           --            --          --
   Unit value of accumulation units             $    --      $   --      $    --      $     --  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                    --          --           --        18,207      84,513
   Unit value of accumulation units             $    --      $   --      $    --      $   6.23  $    13.13
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   279          --          238            --          --
   Unit value of accumulation units             $ 10.76      $   --      $ 10.53      $     --  $       --



                                              Corporate      Davis       "Dogs" of    Emerging
                                                Bond     Venture Value  Wall Street    Markets
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ----------  -------------  -----------  ----------
Assets:
   Investments in Trust, at net asset value  $8,169,397   $21,928,071     $884,327   $4,870,287
Liabilities:                                          0             0            0            0
                                             ----------   -----------     --------   ----------
Net assets:                                  $8,169,397   $21,928,071     $884,327   $4,870,287
                                             ==========   ===========     ========   ==========
   Accumulation units                         8,169,397    21,928,071      884,327    4,870,287
   Contracts in payout (annuitization)
      period                                          0             0            0            0
                                             ----------   -----------     --------   ----------
      Total net assets:                      $8,169,397   $21,928,071     $884,327   $4,870,287
                                             ==========   ===========     ========   ==========
Accumulation units outstanding:                 463,834       572,565       68,585      257,317
                                             ==========   ===========     ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 7,200         4,381           --        1,965
   Unit value of accumulation units          $    14.74   $     15.61     $     --   $    23.98
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               370,798       450,605       55,196      130,999
   Unit value of accumulation units          $    17.68   $     38.54     $  12.92   $    18.98
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   485         1,553           28        1,684
   Unit value of accumulation units          $    17.68   $     38.54     $  12.92   $    18.98
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --            --           --           --
   Unit value of accumulation units          $       --   $        --     $     --   $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --            --           --           --
   Unit value of accumulation units          $       --   $        --     $     --   $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                85,179       115,894       13,361      122,562
   Unit value of accumulation units          $    17.58   $     38.22     $  12.80   $    18.79
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   172           132           --          107
   Unit value of accumulation units          $    17.50   $     38.10     $     --   $    18.77

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)

                                              Federated                                        Goldman
                                              American     Foreign      Global      Global      Sachs
                                               Leaders      Value        Bond      Equities   Research
                                              Portfolio   Portfolio    Portfolio   Portfolio  Portfolio
                                              (Class 3)   (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                             ----------  -----------  ----------  ----------  ---------
Assets:
   Investments in Trust, at net asset value  $2,252,952  $16,124,959  $1,132,188  $1,371,519   $429,275
Liabilities:                                          0            0           0           0          0
                                             ----------  -----------  ----------  ----------   --------
Net assets:                                  $2,252,952  $16,124,959  $1,132,188  $1,371,519   $429,275
                                             ==========  ===========  ==========  ==========   ========
   Accumulation units                         2,252,952   16,124,959   1,132,188   1,371,519    429,275
   Contracts in payout (annuitization)
      period                                          0            0           0           0          0
                                             ----------  -----------  ----------  ----------   --------
      Total net assets:                      $2,252,952  $16,124,959  $1,132,188  $1,371,519   $429,275
                                             ==========  ===========  ==========  ==========   ========
Accumulation units outstanding:                 111,322      814,527      65,124      57,896     53,332
                                             ==========  ===========  ==========  ==========   ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                 5,204        7,507       5,582          --         --
   Unit value of accumulation units          $    13.39  $     11.20  $    13.39  $       --   $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                90,103      611,851      49,835      37,561     44,312
   Unit value of accumulation units          $    20.60  $     19.92  $    17.79  $    23.71   $   8.06
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                    18          315          19          16         45
   Unit value of accumulation units          $    20.60  $     19.92  $    17.79  $    23.71   $   8.06
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                    --           --          --       4,408         --
   Unit value of accumulation units          $       --  $        --  $       --  $    23.94   $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                    --           --          --       4,365         --
   Unit value of accumulation units          $       --  $        --  $       --  $    23.66   $     --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                15,997      194,854       9,688      11,546      8,975
   Unit value of accumulation units          $    20.41  $     19.75  $    17.59  $    23.52   $   7.99
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                    --           --          --          --         --
   Unit value of accumulation units          $       --  $        --  $       --  $       --   $     --

                                                                                   International
                                              Growth-       Growth     High-Yield   Diversified
                                               Income   Opportunities     Bond       Equities
                                             Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ---------  -------------  ----------  -------------
Assets:
   Investments in Trust, at net asset value   $753,327    $1,189,111   $1,708,412   $11,143,193
Liabilities:                                         0             0            0             0
                                              --------    ----------   ----------   -----------
Net assets:                                   $753,327    $1,189,111   $1,708,412   $11,143,193
                                              ========    ==========   ==========   ===========
   Accumulation units                          753,327     1,189,111    1,708,412    11,143,193
   Contracts in payout (annuitization)
      period                                         0             0            0             0
                                              --------    ----------   ----------   -----------
      Total net assets:                       $753,327    $1,189,111   $1,708,412   $11,143,193
                                              ========    ==========   ==========   ===========
Accumulation units outstanding:                 25,329       212,701       83,697       774,274
                                              ========    ==========   ==========   ===========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                1,815            --        5,763            --
   Unit value of accumulation units           $  10.35    $       --   $    15.02   $        --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               22,212       165,024       70,910       645,375
   Unit value of accumulation units           $  31.25    $     5.60   $    20.83   $     14.41
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   11           890           17         2,858
   Unit value of accumulation units           $  31.25    $     5.60   $    20.83   $     14.41
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --            --           --            --
   Unit value of accumulation units           $     --    $       --   $       --   $        --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --            --           --            --
   Unit value of accumulation units           $     --    $       --   $       --   $        --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                1,291        46,516        7,007       125,759
   Unit value of accumulation units           $  30.96    $     5.55   $    20.62   $     14.28
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --           271           --           282
   Unit value of accumulation units           $     --    $     5.55   $       --   $     14.24


(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (Continued)

                                                                             MFS
                                             International              Massachusetts      MFS
                                                 Growth       Marsico     Investors      Mid-Cap    MFS Total
                                                & Income      Growth        Trust        Growth      Return
                                               Portfolio     Portfolio    Portfolio     Portfolio   Portfolio
                                               (Class 3)     (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             -------------  ----------  -------------  ----------  ----------
Assets:
   Investments in Trust, at net asset value    $4,207,621   $1,302,180    $2,793,929   $4,158,703  $7,118,917
Liabilities:                                            0            0             0            0           0
                                               ----------   ----------    ----------   ----------  ----------
Net assets:                                    $4,207,621   $1,302,180    $2,793,929   $4,158,703  $7,118,917
                                               ==========   ==========    ==========   ==========  ==========
   Accumulation units                           4,207,621    1,302,180     2,793,929    4,158,703   7,118,917
   Contracts in payout (annuitization)
      period                                            0            0             0            0           0
                                               ----------   ----------    ----------   ----------  ----------
      Total net assets:                        $4,207,621   $1,302,180    $2,793,929   $4,158,703  $7,118,917
                                               ==========   ==========    ==========   ==========  ==========
Accumulation units outstanding:                   227,007      108,098       120,382      389,077     259,391
                                               ==========   ==========    ==========   ==========  ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   5,732          447            --        7,786       6,178
   Unit value of accumulation units            $    15.16   $    10.38    $       --   $     8.87  $    15.97
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                 174,988      106,609        99,712      256,920     205,847
   Unit value of accumulation units            $    18.65   $    12.05    $    23.24   $    10.75  $    27.77
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   1,466        1,042            15           34         334
   Unit value of accumulation units            $    18.65   $    12.06    $    23.24   $    10.75  $    27.77
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                      --           --            --        3,136          --
   Unit value of accumulation units            $       --   $       --    $       --   $    10.78  $       --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                      --           --            --        3,894          --
   Unit value of accumulation units            $       --   $       --    $       --   $    10.72  $       --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  44,550           --        20,655      117,307      47,032
   Unit value of accumulation units            $    18.53   $       --    $    23.04   $    10.66  $    27.51
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     271           --            --           --          --
   Unit value of accumulation units            $    18.50   $       --    $       --   $       --  $       --


                                              Putnam                               Small
                                              Growth:      Real     Small & Mid   Company
                                              Voyager     Estate     Cap Value     Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  ----------  -----------  ---------
Assets:
   Investments in Trust, at net asset value   $199,450  $4,656,301   $8,418,212   $840,233
Liabilities:                                         0           0            0          0
                                              --------  ----------   ----------   --------
Net assets:                                   $199,450  $4,656,301   $8,418,212   $840,233
                                              ========  ==========   ==========   ========
   Accumulation units                          199,450   4,656,301    8,418,212    840,233
   Contracts in payout (annuitization)
      period                                         0           0            0          0
                                              --------  ----------   ----------   --------
      Total net assets:                       $199,450  $4,656,301   $8,418,212   $840,233
                                              ========  ==========   ==========   ========
Accumulation units outstanding:                 10,678     149,616      461,228     83,068
                                              ========  ==========   ==========   ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --         163        3,461      1,887
   Unit value of accumulation units           $     --  $    38.25   $    10.40   $  10.16
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                6,162      99,763      313,328     57,504
   Unit value of accumulation units           $  18.76  $    31.21   $    18.36   $  10.12
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   19       1,226          653      3,647
   Unit value of accumulation units           $  18.76  $    31.21   $    18.36   $  10.12
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --          --           --         --
   Unit value of accumulation units           $     --  $       --   $       --   $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --          --           --         --
   Unit value of accumulation units           $     --  $       --   $       --   $     --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                4,497      48,383      143,648     19,881
   Unit value of accumulation units           $  18.56  $    30.92   $    18.20   $  10.10
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --          81          138        149
   Unit value of accumulation units           $     --  $    30.86   $    18.14   $  10.09

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                             SunAmerica               Telecom    Worldwide
                                              Balanced   Technology   Utility   High Income   Comstock
                                              Portfolio   Portfolio  Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class II)
                                             ----------  ----------  ---------  -----------  ----------
Assets:
   Investments in Trust, at net asset value   $616,993    $689,041    $176,763    $584,827   $4,538,092
Liabilities:                                         0           0           0           0            0
                                              --------    --------    --------    --------   ----------
Net assets:                                   $616,993    $689,041    $176,763    $584,827   $4,538,092
                                              ========    ========    ========    ========   ==========
   Accumulation units                          616,993     689,041     176,763     584,827    4,538,092
   Contracts in payout (annuitization)
   period                                            0           0           0           0            0
                                              --------    --------    --------    --------   ----------
      Total net assets:                       $616,993    $689,041    $176,763    $584,827   $4,538,092
                                              ========    ========    ========    ========   ==========
Accumulation units outstanding:                 38,174     291,032      11,768      27,903      318,475
                                              ========    ========    ========    ========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --          --          --         935       21,116
   Unit value of accumulation units           $     --    $     --    $     --    $  14.75   $    14.62
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               32,497     213,390      11,743      26,951      244,271
   Unit value of accumulation units           $  16.19    $   2.37    $  15.02    $  21.17   $    14.24
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   22         149          25          17           25
   Unit value of accumulation units           $  16.19    $   2.37    $  15.02    $  21.17   $    14.14
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --      11,453          --          --        4,646
   Unit value of accumulation units           $     --    $   2.37    $     --    $     --   $    14.19
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --          57          --          --        4,022
   Unit value of accumulation units           $     --    $   2.27    $     --    $     --   $    14.04
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                5,655      65,983          --          --       44,395
   Unit value of accumulation units           $  16.03    $   2.35    $     --    $     --   $    14.15
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --          --          --          --           --
   Unit value of accumulation units           $     --    $     --    $     --    $     --   $       --

                                              Strategic   Growth and               Conservative
                                               Growth       Income      Balanced     Balanced
                                              Portfolio   Portfolio    Portfolio     Portfolio
                                             (Class II)   (Class II)   (Class 2)     (Class 2)
                                             ----------  -----------  -----------  ------------
Assets:
   Investments in Trust, at net asset value   $571,367   $12,527,095  $12,593,462   $1,338,688
Liabilities:                                         0             0            0            0
                                              --------   -----------  -----------   ----------
Net assets:                                   $571,367   $12,527,095  $12,593,462   $1,338,688
                                              ========   ===========  ===========   ==========
   Accumulation units                          571,367    12,527,095   12,593,462    1,338,688
   Contracts in payout (annuitization)
   period                                            0             0            0            0
                                              --------   -----------  -----------   ----------
      Total net assets:                       $571,367   $12,527,095  $12,593,462   $1,338,688
                                              ========   ===========  ===========   ==========
Accumulation units outstanding:                 57,937       816,855    1,264,527      187,469
                                              ========   ===========  ===========   ==========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                6,792        19,006           --           --
   Unit value of accumulation units           $  10.03   $     15.99  $        --   $       --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding               33,865       665,833           --           --
   Unit value of accumulation units           $   9.87   $     15.34  $        --   $       --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   37         1,459           --           --
   Unit value of accumulation units           $   9.75   $     15.40  $        --   $       --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                   --            --      889,502      100,380
   Unit value of accumulation units           $     --   $        --  $      9.98   $     7.16
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                   --            --      375,025       87,089
   Unit value of accumulation units           $     --   $        --  $      9.91   $     7.12
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding               17,243       130,327           --           --
   Unit value of accumulation units           $   9.79   $     15.21  $        --   $       --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --           230           --           --
   Unit value of accumulation units           $     --   $     15.24  $        --   $       --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)

                                             Conservative    Equity     Flexible                Growth
                                                Growth       Income      Income     Growth     & Income
                                               Portfolio      Fund     Portfolio     Fund        Fund
                                               (Class 2)    (Class 2)   (Class 2)  (Class 2)  (Class 2)
                                             ------------  ----------  ----------  ---------  ---------
Assets:
   Investments in Trust, at net asset value   $2,821,107   $2,435,451  $2,617,099   $91,760    $169,811
Liabilities:                                           0            0           0         0           0
                                              ----------   ----------  ----------   -------    --------
Net assets:                                   $2,821,107   $2,435,451  $2,617,099   $91,760    $169,811
                                              ==========   ==========  ==========   =======    ========
   Accumulation units                          2,821,107    2,435,451   2,617,099    91,760     169,811
   Contracts in payout (annuitization)
      period                                           0            0           0         0           0
                                              ----------   ----------  ----------   -------    --------
      Total net assets:                       $2,821,107   $2,435,451  $2,617,099   $91,760    $169,811
                                              ==========   ==========  ==========   =======    ========
Accumulation units outstanding:                  266,719      237,372     322,522    12,939      24,521
                                              ==========   ==========  ==========   =======    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                157,798      162,053     283,712     8,765      20,303
   Unit value of accumulation units           $    10.60   $    10.29  $     8.12   $  7.11    $   6.93
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                108,921       75,319      38,810     4,174       4,218
   Unit value of accumulation units           $    10.54   $    10.20  $     8.06   $  7.05    $   6.89
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                     --           --          --        --          --
   Unit value of accumulation units           $       --   $       --  $       --   $    --    $     --

                                                        International      Mid       Money
                                               Income       Growth     Cap Stock     Market
                                                Fund         Fund         Fund        Fund
                                             (Class 2)    (Class 2)     (Class 2)  (Class 2)
                                             ---------  -------------  ----------  ---------
Assets:
   Investments in Trust, at net asset value   $614,681     $534,057    $2,090,330   $26,100
Liabilities:                                         0            0             0         0
                                              --------     --------    ----------   -------
Net assets:                                   $614,681     $534,057    $2,090,330   $26,100
                                              ========     ========    ==========   =======
   Accumulation units                          614,681      534,057     2,090,330    26,100
   Contracts in payout (annuitization)
      period                                         0            0             0         0
                                              --------     --------    ----------   -------
      Total net assets:                       $614,681     $534,057    $2,090,330   $26,100
                                              ========     ========    ==========   =======
Accumulation units outstanding:                 86,140       69,779       198,267     4,510
                                              ========     ========    ==========   =======
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding               44,334       43,063        89,538        13
   Unit value of accumulation units           $   7.16     $   7.68    $    10.57   $  5.84
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding               41,806       26,716       108,729     4,497
   Unit value of accumulation units           $   7.11     $   7.60    $    10.52   $  5.79
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --           --            --        --
   Unit value of accumulation units           $     --     $     --    $       --   $    --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (Continued)





                                                        Short Term     Small    Strategic
                                                REIT      Income    Cap Growth    Growth
                                                Fund       Fund          Fund   Portfolio
                                             (Class 2)   (Class 2)   (Class 2)  (Class 2)
                                             ---------  ----------  ----------  ---------
Assets:
   Investments in Trust, at net asset value   $416,984    $60,649    $147,613    $422,702
Liabilities:                                         0          0           0           0
                                              --------    -------    --------    --------
Net assets:                                   $416,984    $60,649    $147,613    $422,702
                                              ========    =======    ========    ========
   Accumulation units                          416,984     60,649     147,613     422,702
   Contracts in payout (annuitization)
      period                                         0          0           0           0
                                              --------    -------    --------    --------
      Total net assets:                       $416,984    $60,649    $147,613    $422,702
                                              ========    =======    ========    ========
Accumulation units outstanding:                 19,651      9,201      21,949      36,290
                                              ========    =======    ========    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding               16,578      9,186      15,160      29,464
   Unit value of accumulation units           $  21.27    $  6.59    $   6.74    $  11.66
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                3,073         15       6,789       6,826
   Unit value of accumulation units           $  20.94    $  6.55    $   6.69    $  11.58
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                   --         --          --          --
   Unit value of accumulation units           $     --    $    --    $     --    $     --

                                                                                  Columbia
                                                                                  Marsico
                                                                      Columbia    Focused
                                                U.S.                 High Yield   Equities
                                             Government  West Coast     Fund,      Fund,
                                             Securities    Equity     Variable    Variable
                                                Fund        Fund       Series      Series
                                              (Class 2)   (Class 2)   (Class A)  (Class A)
                                             ----------  ----------  ----------  ---------
Assets:
   Investments in Trust, at net asset value    $7,180     $934,338    $179,520    $442,153
Liabilities:                                        0            0           0           0
                                               ------     --------    --------    --------
Net assets:                                    $7,180     $934,338    $179,520    $442,153
                                               ======     ========    ========    ========
   Accumulation units                           7,180      934,338     179,520     442,153
   Contracts in payout (annuitization)
      period                                        0            0           0           0
                                               ------     --------    --------    --------
      Total net assets:                        $7,180     $934,338    $179,520    $442,153
                                               ======     ========    ========    ========
Accumulation units outstanding:                 1,096       76,311      11,356      37,098
                                               ======     ========    ========    ========
Contracts With Total Expenses of 0.85%:
   Accumulation units outstanding                  --           --          --          --
   Unit value of accumulation units            $   --     $     --    $     --    $     --
Contracts With Total Expenses of 1.52% (1):
   Accumulation units outstanding                  --           --       4,788      17,805
   Unit value of accumulation units            $   --     $     --    $  15.89    $  11.97
Contracts With Total Expenses of 1.52% (2):
   Accumulation units outstanding                  --           --          22          31
   Unit value of accumulation units            $   --     $     --    $  15.95    $  11.92
Contracts With Total Expenses of 1.55%:
   Accumulation units outstanding                 864       37,449          --          --
   Unit value of accumulation units            $ 6.56     $  12.29    $     --    $     --
Contracts With Total Expenses of 1.70%:
   Accumulation units outstanding                 232       38,862          --          --
   Unit value of accumulation units            $ 6.52     $  12.20    $     --    $     --
Contracts With Total Expenses of 1.72%:
   Accumulation units outstanding                  --           --       6,546      19,262
   Unit value of accumulation units            $   --     $     --    $  15.75    $  11.87
Contracts With Total Expenses of 1.77%:
   Accumulation units outstanding                  --           --          --          --
   Unit value of accumulation units            $   --     $     --    $     --    $     --

(1)  Offered in FSA Advisor, FSA Polaris, FSA Polaris II, and FSA Polaris Choice

(2)  Offered in FSA Polaris Choice III

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006

                                                        Net Asset
                                                          Value     Net Asset
Variable Accounts                              Shares   Per Share     Value         Cost
-----------------                            ---------  ---------  -----------  -----------
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                        10,870   $18.23    $   198,164  $   195,023
   Global Growth Fund                          479,452    23.29     11,166,439    9,005,290
   Growth Fund                                 190,331    64.08     12,196,400   10,356,286
   Growth-Income Fund                          358,601    42.19     15,129,375   13,154,364

ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)        618,095   $16.14    $ 9,977,259  $ 8,843,529
   Capital Appreciation Portfolio (Class 1)    577,824    40.84     23,597,538   19,354,757
   Government and Quality Bond Portfolio
      (Class 1)                              1,113,340    14.71     16,379,702   16,764,322
   Growth Portfolio (Class 1)                  445,290    28.77     12,810,872   12,289,441
   Natural Resources Portfolio (Class 1)       164,355    52.72      8,665,254    4,634,332
   Asset Allocation Portfolio (Class 3)        150,575    16.09      2,422,849    2,226,695
   Capital Appreciation Portfolio (Class 3)    346,014    40.50     14,012,679   11,744,471
   Government and Quality Bond Portfolio
      (Class 3)                              1,138,550    14.68     16,715,764   17,016,648
   Growth Portfolio (Class 3)                  303,661    28.69      8,713,522    8,073,595
   Natural Resources Portfolio (Class 3)        85,241    52.48      4,473,238    3,760,773

LORD ABBETT SERIES FUND, INC.(Class VC):
   Growth and Income Portfolio                 158,444   $29.34    $ 4,648,757  $ 4,186,191
   Mid Cap Value Portfolio                         175    21.78          3,803        3,792

SUNAMERICA SERIES TRUST:
   Aggressive Growth Porfolio (Class 1)        614,383   $12.54    $ 7,704,037  $ 7,898,669
   Alliance Growth Portfolio (Class 1)       1,258,004    22.06     27,754,618   32,401,331
   Blue Chip Growth Portfolio (Class 1)        252,368     6.94      1,752,678    1,466,363
   Cash Management Portfolio (Class 1)         882,382    11.10      9,796,654    9,652,043
   Corporate Bond Portfolio (Class 1)          688,932    11.77      8,106,771    7,880,863
   Davis Venture Value Portfolio (Class 1)   1,490,462    32.64     48,642,189   32,274,273
   "Dogs" of Wall Street Portfolio
      (Class 1)                                225,776    11.81      2,666,848    2,168,141
   Emerging Markets Portfolio (Class 1)        577,660    16.91      9,766,665    6,197,858
   Federated American Leaders Portfolio
      (Class 1)                                415,457    19.09      7,930,109    6,069,856
   Global Bond Portfolio (Class 1)             302,054    10.76      3,250,643    3,358,713
   Global Equities Portfolio (Class 1)         384,517    16.35      6,286,525    5,550,768
   Goldman Sachs Research Portfolio
      (Class 1)                                119,479     8.91      1,064,938      832,372
   Growth-Income Portfolio (Class 1)           866,574    27.15     23,526,553   20,779,124
   Growth Opportunities Portfolio (Class 1)    129,548     6.22        805,175      710,943
   High-Yield Bond Portfolio (Class 1)       1,608,946     7.51     12,084,690   11,323,886
   International Diversified Equities
      Portfolio (Class 1)                      734,975    10.80      7,937,585    6,508,667
   International Growth & Income Portfolio
      (Class 1)                                697,165    16.78     11,697,749    7,586,374
   MFS Massachusetts Investors Trust
      Portfolio (Class 1)                      650,750    13.91      9,055,026    7,820,754
   MFS Mid-Cap Growth Portfolio (Class 1)      520,964     9.60      4,999,231    5,677,884
   MFS Total Return Portfolio (Class 1)      1,056,577    17.94     18,952,867   16,432,981
   Putnam Growth: Voyager Portfolio
      (Class 1)                                432,076    16.30      7,044,969    8,817,877
   Real Estate Portfolio (Class 1)             289,751    24.30      7,042,071    4,367,367
   SunAmerica Balanced Portfolio (Class 1)     554,834    14.99      8,315,962    8,498,297
   Technology Portfolio (Class 1)              254,639     2.65        675,112      633,627
   Telecom Utility Portfolio (Class 1)         204,544    10.88      2,226,218    2,234,342
   Worldwide High Income Portfolio
      (Class 1)                                410,452     7.68      3,154,236    3,133,235
   Aggressive Growth Portfolio (Class 3)       108,433    12.42      1,346,722    1,155,105
   Alliance Growth Portfolio (Class 3)         438,596    21.98      9,641,133    8,557,360
   American Funds Asset Allocation SAST
      Portfolio (Class 3)                          597    10.56          6,306        6,259
   American Funds Global Growth SAST
      Portfolio (Class 3)                        2,242    10.90         24,436       24,331
   American Funds Growth SAST Portfolio
      (Class 3)                                    788    10.66          8,397        8,337
   American Funds Growth-Income SAST
      Portfolio (Class 3)                          949    10.78         10,234       10,207
   Blue Chip Growth Portfolio (Class 3)        136,704     6.93        947,008      861,982
   Cash Management Portfolio (Class 3)         508,013    11.07      5,623,721    5,507,889
   Corporate Bond Portfolio (Class 3)          696,297    11.73      8,169,397    8,199,980
   Davis Venture Value Portfolio (Class 3)     674,045    32.53     21,928,071   18,098,063
   "Dogs" of Wall Street Portfolio
      (Class 3)                                 75,066    11.78        884,327      768,524
   Emerging Markets Portfolio (Class 3)        289,669    16.81      4,870,287    4,305,310
   Federated American Leaders Portfolio
      (Class 3)                                118,407    19.03      2,252,952    1,876,910
   Foreign Value Portfolio (Class 3)           806,519    19.99     16,124,959   12,011,348
   Global Bond Portfolio (Class 3)             106,000    10.68      1,132,188    1,203,792
   Global Equities Portfolio (Class 3)          84,401    16.25      1,371,519    1,106,006
   Goldman Sachs Research Portfolio
      (Class 3)                                 48,560     8.84        429,275      364,507
   Growth-Income Portfolio (Class 3)            27,822    27.08        753,327      641,867
   Growth Opportunities Portfolio (Class 3)    193,802     6.14      1,189,111    1,123,684
   High-Yield Bond Portfolio (Class 3)         228,194     7.49      1,708,412    1,659,664
   International Diversified Equities
      Portfolio (Class 3)                    1,038,808    10.73     11,143,193    8,455,798
   International Growth & Income Portfolio
      (Class 3)                                250,606    16.79      4,207,621    3,466,155
   Marsico Growth Portfolio (Class 3)          105,371    12.36      1,302,180    1,160,201
   MFS Massachusetts Investors Trust
      Portfolio (Class 3)                      201,169    13.89      2,793,929    2,282,825
   MFS Mid-Cap Growth Portfolio (Class 3)      438,905     9.48      4,158,703    3,771,063
   MFS Total Return Portfolio (Class 3)        397,873    17.89      7,118,917    6,796,564
   Putnam Growth: Voyager Portfolio(
      Class 3)                                  12,305    16.21        199,450      172,656
   Real Estate Portfolio (Class 3)             192,595    24.18      4,656,301    4,064,842
   Small & Mid Cap Value Portfolio
      (Class 3)                                474,723    17.73      8,418,212    7,573,379
   Small Company Value Portfolio (Class 3)      48,777    17.23        840,233      830,493
   SunAmerica Balanced Portfolio (Class 3)      41,269    14.95        616,993      571,448
   Technology Portfolio (Class 3)              262,797     2.62        689,041      668,016
   Telecom Utility Portfolio (Class 3)          16,285    10.85        176,763      149,164
   Worldwide High Income Portfolio
      (Class 3)                                 76,529     7.64        584,827      578,043

VAN KAMPEN LIFE INVESTMENT TRUST
   (Class II):
   Comstock Portfolio                          308,714   $14.70    $ 4,538,092  $ 4,006,777
   Strategic Growth Portfolio                   20,020    28.54        571,367      528,731
   Growth and Income Portfolio                 570,451    21.96     12,527,095   10,798,621

WM VARIABLE TRUST (Class 2):
   Balanced Portfolio                          700,805   $17.97    $12,593,462  $10,780,793
   Conservative Balanced Portfolio             105,909    12.64      1,338,688    1,226,374
   Conservative Growth Portfolio               144,228    19.56      2,821,107    2,335,172
   Equity Income Fund                          126,583    19.24      2,435,451    2,156,142
   Flexible Income Portfolio                   182,758    14.32      2,617,099    2,500,177
   Growth Fund                                   6,341    14.47         91,760       81,846
   Growth & Income Fund                          8,349    20.34        169,811      152,856
   Income Fund                                  58,597    10.49        614,681      608,063
   International Growth Fund                    30,658    17.42        534,057      469,307
   Mid Cap Stock Fund                          118,769    17.60      2,090,330    2,019,314
   Money Market Fund                            26,100     1.00         26,100       26,100
   REIT Fund                                    20,380    20.46        416,984      343,786
   Short Term Income Fund                       24,163     2.51         60,649       61,838
   Small Cap Growth Fund                        14,472    10.20        147,613      141,099
   Strategic Growth Portfolio                   19,266    21.94        422,702      345,234
   U.S. Government Securities Fund                 690    10.40          7,180        7,409
   West Coast Equity Fund                       39,077    23.91        934,338      848,568

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
   (Class A):
   Columbia High Yield Fund, Variable
      Series                                    15,583   $11.52    $   179,520  $   168,581
   Columbia Marsico Focused Equities Fund,
      Variable Series                           21,932    20.16        442,153      402,300

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006


                                                 Asset        Global                  Growth
                                               Allocation     Growth      Growth      Income
                                                  Fund         Fund        Fund        Fund
                                             (Class 2) (1)   (Class 2)   (Class 2)   (Class 2)
                                             -------------  ----------  ----------  ----------
Investment income:
   Dividends                                     $3,469     $   64,537  $   87,464  $  207,876
                                                 ------     ----------  ----------  ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (342)      (122,655)   (135,248)   (172,518)
                                                 ------     ----------  ----------  ----------
Net investment income (loss)                      3,127        (58,118)    (47,784)     35,358
                                                 ------     ----------  ----------  ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        280        362,405     383,924     552,831
   Cost of shares sold                             (280)      (317,299)   (342,035)   (507,542)
                                                 ------     ----------  ----------  ----------
Net realized gains (losses) from securities
   transactions                                       0         45,106      41,889      45,289
Realized gain distributions                           0              0      51,036     253,836
                                                 ------     ----------  ----------  ----------
Net realized gains (losses)                           0         45,106      92,925     299,125
                                                 ------     ----------  ----------  ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                                0        741,712   1,106,440     836,771
   End of period                                  3,141      2,161,149   1,840,114   1,975,011
                                                 ------     ----------  ----------  ----------
Change in net unrealized appreciation
   (depreciation) of investments                  3,141      1,419,437     733,674   1,138,240
                                                 ------     ----------  ----------  ----------
Increase (decrease) in net assets from
   operations                                    $6,268     $1,406,425  $  778,815  $1,472,723
                                                 ======     ==========  ==========  ==========

                                                                          Government
                                                 Asset        Capital         and
                                              Allocation   Appreciation  Quality Bond     Growth
                                               Portfolio     Portfolio     Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             ------------  ------------  ------------  -----------
Investment income:
   Dividends                                 $   352,427   $    35,431   $   654,929   $    80,672
                                             -----------   -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (165,642)     (383,724)     (281,363)     (204,982)
                                             -----------   -----------   -----------   -----------
Net investment income (loss)                     186,785      (348,293)      373,566      (124,310)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,292,890     6,667,746     6,597,303     3,414,920
   Cost of shares sold                        (3,022,753)   (5,839,519)   (6,768,566)   (3,338,043)
                                             -----------   -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                  270,137       828,227      (171,263)       76,877
Realized gain distributions                            0        53,905             0     1,190,633
                                             -----------   -----------   -----------   -----------
Net realized gains (losses)                      270,137       882,132      (171,263)    1,267,510
                                             -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           596,192     2,459,460      (457,201)      213,894
   End of period                               1,133,730     4,242,781      (384,620)      521,431
                                             -----------   -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                 537,538     1,783,321        72,581       307,537
                                             -----------   -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                $   994,460   $ 2,317,160   $   274,884   $ 1,450,737
                                             ===========   ===========   ===========   ===========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                                      Government
                                               Natural        Asset       Capital         and
                                              Resources    Allocation  Appreciation  Quality Bond
                                              Portfolio     Portfolio    Portfolio     Portfolio
                                              (Class 1)     (Class 3)    (Class 3)     (Class 3)
                                             -----------   ----------  ------------  ------------
Investment income:
   Dividends                                 $    57,635    $ 60,233    $        0    $ 506,712
                                             -----------    --------    ----------    ---------
Expenses:
   Charges for distribution, mortality
      and expense risk                          (140,387)    (26,655)     (167,625)    (217,187)
                                             -----------    --------    ----------    ---------
Net investment income (loss)                     (82,752)     33,578      (167,625)     289,525
                                             -----------    --------    ----------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,245,085      73,327       411,451      830,012
   Cost of shares sold                        (1,871,195)    (69,855)     (380,873)    (851,811)
                                             -----------    --------    ----------    ---------
Net realized gains (losses) from securities
   transactions                                1,373,890       3,472        30,578      (21,799)
Realized gain distributions                      238,233           0        26,206            0
                                             -----------    --------    ----------    ---------
Net realized gains (losses)                    1,612,123       3,472        56,784      (21,799)
                                             -----------    --------    ----------    ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         3,732,634      61,273     1,116,307     (271,148)
   End of period                               4,030,922     196,154     2,268,208     (300,884)
                                             -----------    --------    ----------    ---------
Change in net unrealized appreciation
   (depreciation) of investments                 298,288     134,881     1,151,901      (29,736)
                                             -----------    --------    ----------    ---------
Increase (decrease) in net assets from
   operations                                $ 1,827,659    $171,931    $1,041,060    $ 237,990
                                             ===========    ========    ==========    =========


                                                         Natural     Growth        Mid Cap
                                               Growth   Resources  and Income       Value
                                             Portfolio  Portfolio   Portfolio     Portfolio
                                             (Class 3)  (Class 3)  (Class VC)  (Class VC) (1)
                                             ---------  ---------  ----------  --------------
Investment income:
   Dividends                                 $  31,602  $  15,967  $  53,783        $ 0
                                             ---------  ---------  ---------        ---
Expenses:
   Charges for distribution, mortality
      and expense risk                        (118,891)   (45,707)   (55,342)        (1)
                                             ---------  ---------  ---------        ---
Net investment income (loss)                   (87,289)   (29,740)    (1,559)        (1)
                                             ---------  ---------  ---------        ---
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   368,486    325,090    204,113          0
   Cost of shares sold                        (353,629)  (289,079)  (189,631)         0
                                             ---------  ---------  ---------        ---
Net realized gains (losses) from securities
   transactions                                 14,857     36,011     14,482          0
Realized gain distributions                    736,193     91,918    144,121          0
                                             ---------  ---------  ---------        ---
Net realized gains (losses)                    751,050    127,929    158,603          0
                                             ---------  ---------  ---------        ---
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         470,403    284,035    103,436          0
   End of period                               639,927    712,465    462,566         11
                                             ---------  ---------  ---------        ---
Change in net unrealized appreciation
   (depreciation) of investments               169,524    428,430    359,130         11
                                             ---------  ---------  ---------        ---
Increase (decrease) in net assets from
   operations                                $ 833,285  $ 526,619  $ 516,174        $10
                                             =========  =========  =========        ===

(1)  For the period from August 28, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)


                                              Aggressive    Alliance    Blue Chip      Cash
                                                Growth       Growth       Growth    Management
                                              Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 1)     (Class 1)   (Class 1)   (Class 1)
                                             -----------  ------------  ---------  -----------
Investment income:
   Dividends                                 $     8,095  $     36,668  $   4,108  $   267,169
                                             -----------  ------------  ---------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (124,035)     (480,604)   (25,708)    (149,514)
                                             -----------  ------------  ---------  -----------
Net investment income (loss)                    (115,940)     (443,936)   (21,600)     117,655
                                             -----------  ------------  ---------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,252,458     8,813,108    236,990    7,807,242
   Cost of shares sold                        (2,520,483)  (10,665,123)  (214,549)  (7,685,546)
                                             -----------  ------------  ---------  -----------
Net realized gains (losses) from securities
   transactions                                 (268,025)   (1,852,015)    22,441      121,696
Realized gain distributions                            0             0          0            0
                                             -----------  ------------  ---------  -----------
Net realized gains (losses)                     (268,025)   (1,852,015)    22,441      121,696
                                             -----------  ------------  ---------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (1,454,593)   (6,496,277)   207,476       84,935
   End of period                                (194,632)   (4,646,713)   286,315      144,611
                                             -----------  ------------  ---------  -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,259,961     1,849,564     78,839       59,676
                                             -----------  ------------  ---------  -----------
Increase (decrease) in net assets from
   operations                                $   875,996  $   (446,387) $  79,680  $   299,027
                                             ===========  ============  =========  ===========

                                                             Davis
                                              Corporate     Venture     "Dogs" of    Emerging
                                                 Bond        Value     Wall Street    Markets
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             -----------  -----------  -----------  ----------
Investment income:
   Dividends                                 $   363,747  $   483,734  $   67,761   $   87,656
                                             -----------  -----------  ----------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (131,341)    (757,063)    (41,641)    (135,793)
                                             -----------  -----------  ----------   ----------
Net investment income (loss)                     232,406     (273,329)     26,120      (48,137)
                                             -----------  -----------  ----------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   3,646,512   11,398,232   1,040,014    1,540,069
   Cost of shares sold                        (3,551,800)  (8,222,971)   (898,155)    (954,503)
                                             -----------  -----------  ----------   ----------
Net realized gains (losses) from securities
   transactions                                   94,712    3,175,261     141,859      585,566
Realized gain distributions                            0            0      45,617    1,485,009
                                             -----------  -----------  ----------   ----------
Net realized gains (losses)                       94,712    3,175,261     187,476    2,070,575
                                             -----------  -----------  ----------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           197,245   13,042,268     214,700    3,338,852
   End of period                                 225,908   16,367,916     498,707    3,568,807
                                             -----------  -----------  ----------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                  28,663    3,325,648     284,007      229,955
                                             -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
   operations                                $   355,781  $ 6,227,580  $  497,603   $2,252,393
                                             ===========  ===========  ==========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                              Federated                              Goldman
                                               American      Global       Global      Sachs
                                               Leaders        Bond       Equities    Research
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                             -----------  -----------  -----------  --------
Investment income:
   Dividends                                 $   122,615  $   331,261  $    57,228  $  2,791
                                             -----------  -----------  -----------  --------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (120,723)     (56,106)     (95,744)  (12,703)
                                             -----------  -----------  -----------  --------
Net investment income (loss)                       1,892      275,155      (38,516)   (9,912)
                                             -----------  -----------  -----------  --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,117,504    1,065,147    1,674,359    83,237
   Cost of shares sold                        (1,780,492)  (1,044,593)  (1,642,787)  (70,378)
                                             -----------  -----------  -----------  --------
Net realized gains (losses) from securities
   transactions                                  337,012       20,554       31,572    12,859
Realized gain distributions                       86,856       68,490            0         0
                                             -----------  -----------  -----------  --------
Net realized gains (losses)                      423,868       89,044       31,572    12,859
                                             -----------  -----------  -----------  --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,209,450      174,335     (519,832)  112,787
   End of period                               1,860,253     (108,070)     735,757   232,566
                                             -----------  -----------  -----------  --------
Change in net unrealized appreciation
   (depreciation) of investments                 650,803     (282,405)   1,255,589   119,779
                                             -----------  -----------  -----------  --------
Increase (decrease) in net assets from
   operations                                $ 1,076,563  $    81,794  $ 1,248,645  $122,726
                                             ===========  ===========  ===========  ========

                                                                         International
                                               Growth-        Growth       High-Yield   Diversified
                                                Income    Opportunities       Bond        Equities
                                              Portfolio     Portfolio      Portfolio     Portfolio
                                              (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                             -----------  -------------  -------------  -----------
Investment income:
   Dividends                                 $   177,166    $       0     $   864,078   $    32,528
                                             -----------    ---------     -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (385,267)     (11,333)       (174,072)     (121,972)
                                             -----------    ---------     -----------   -----------
Net investment income (loss)                    (208,101)     (11,333)        690,006       (89,444)
                                             -----------    ---------     -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   6,919,883      172,632       4,182,495     2,392,320
   Cost of shares sold                        (6,420,274)    (158,606)     (3,904,622)   (2,196,603)
                                             -----------    ---------     -----------   -----------
Net realized gains (losses) from securities
   transactions                                  499,609       14,026         277,873       195,717
Realized gain distributions                            0            0               0             0
                                             -----------    ---------     -----------   -----------
Net realized gains (losses)                      499,609       14,026         277,873       195,717
                                             -----------    ---------     -----------   -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         1,713,911       43,551         344,066        (3,182)
   End of period                               2,747,429       94,232         760,804     1,428,918
                                             -----------    ---------     -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments               1,033,518       50,681         416,738     1,432,100
                                             -----------    ---------     -----------   -----------
Increase (decrease) in net assets from
   operations                                $ 1,325,026    $  53,374     $ 1,384,617   $ 1,538,373
                                             ===========    =========     ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                 MFS
                                             International  Massachusetts       MFS         MFS
                                                 Growth       Investors      Mid-Cap       Total
                                                & Income        Trust         Growth       Return
                                               Portfolio      Portfolio     Portfolio    Portfolio
                                               (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                             -------------  -------------  -----------  -----------
Investment income:
   Dividends                                  $   147,028    $    64,442   $         0  $   454,811
                                              -----------    -----------   -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (168,191)      (144,012)      (85,182)    (293,828)
                                              -----------    -----------   -----------  -----------
Net investment income (loss)                      (21,163)       (79,570)      (85,182)     160,983
                                              -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    2,467,618      2,254,275     1,725,378    4,388,446
   Cost of shares sold                         (1,758,498)    (2,101,241)   (2,043,904)  (3,898,671)
                                              -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions                                   709,120        153,034      (318,526)     489,775
Realized gain distributions                       138,057              0             0      636,636
                                              -----------    -----------   -----------  -----------
Net realized gains (losses)                       847,177        153,034      (318,526)   1,126,411
                                              -----------    -----------   -----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          2,451,656        300,270    (1,133,082)   1,928,897
   End of period                                4,111,375      1,234,272      (678,653)   2,519,886
                                              -----------    -----------   -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                1,659,719        934,002       454,429      590,989
                                              -----------    -----------   -----------  -----------
Increase (decrease) in net assets from
   operations                                 $ 2,485,733    $ 1,007,466   $    50,721  $ 1,878,383
                                              ===========    ===========   ===========  ===========


                                                Putnam
                                               Growth:       Real      SunAmerica
                                               Voyager      Estate      Balanced   Technology
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  ----------
Investment income:
   Dividends                                 $     1,648  $   85,604  $   235,937  $       0
                                             -----------  ----------  -----------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (119,288)    (98,936)    (141,006)   (10,749)
                                             -----------  ----------  -----------  ---------
Net investment income (loss)                    (117,640)    (13,332)      94,931    (10,749)
                                             -----------  ----------  -----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   2,225,097   1,441,471    2,825,800    173,095
   Cost of shares sold                        (2,973,328)   (927,303)  (3,008,650)  (167,412)
                                             -----------  ----------  -----------  ---------
Net realized gains (losses) from securities
   transactions                                 (748,231)    514,168     (182,850)     5,683
Realized gain distributions                            0     619,366            0          0
                                             -----------  ----------  -----------  ---------
Net realized gains (losses)                     (748,231)  1,133,534     (182,850)     5,683
                                             -----------  ----------  -----------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (2,889,856)  1,967,784   (1,053,242)    39,139
   End of period                              (1,772,908)  2,674,704     (182,335)    41,485
                                             -----------  ----------  -----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments               1,116,948     706,920      870,907      2,346
                                             -----------  ----------  -----------  ---------
Increase (decrease) in net assets from
   operations                                $   251,077  $1,827,122  $   782,988  $  (2,720)
                                             ===========  ==========  ===========  =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)



                                               Telecom    Worldwide   Aggressive   Alliance
                                               Utility   High Income    Growth      Growth
                                             Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)   (Class 1)    (Class 3)   (Class 3)
                                             ----------  -----------  ----------  ----------
Investment income:
   Dividends                                 $  78,255   $   235,637  $       0   $        0
                                             ---------   -----------  ---------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (32,454)      (49,989)   (17,628)    (108,832)
                                             ---------   -----------  ---------   ----------
Net investment income (loss)                    45,801       185,648    (17,628)    (108,832)
                                             ---------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   553,996     1,197,742    135,221      331,504
   Cost of shares sold                        (624,019)   (1,194,803)  (123,377)    (310,060)
                                             ---------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions                                (70,023)        2,939     11,844       21,444
Realized gain distributions                          0             0          0            0
                                             ---------   -----------  ---------   ----------
Net realized gains (losses)                    (70,023)        2,939     11,844       21,444
                                             ---------   -----------  ---------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        (507,088)      (37,069)    65,633      962,803
   End of period                                (8,124)       21,001    191,617    1,083,773
                                             ---------   -----------  ---------   ----------
Change in net unrealized appreciation
   (depreciation) of investments               498,964        58,070    125,984      120,970
                                             ---------   -----------  ---------   ----------
Increase (decrease) in net assets from
   operations                                $ 474,742   $   246,657  $ 120,200   $   33,582
                                             =========   ===========  =========   ==========

                                                American       American       American       American
                                              Funds Asset    Funds Global      Funds          Funds
                                               Allocation       Growth         Growth     Growth-Income
                                                  SAST           SAST           SAST           SAST
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             -------------  -------------  -------------  -------------
Investment income:
   Dividends                                      $ 0           $   0           $ 0           $  0
                                                  ---           -----           ---           ----
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (3)             (6)           (3)            (5)
                                                  ---           -----           ---           ----
Net investment income (loss)                       (3)             (6)           (3)            (5)
                                                  ---           -----           ---           ----
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        2             214             2             48
   Cost of shares sold                             (2)           (213)           (2)           (48)
                                                  ---           -----           ---           ----
Net realized gains (losses) from securities
   transactions                                     0               1             0              0
Realized gain distributions                         0               0             0              0
                                                  ---           -----           ---           ----
Net realized gains (losses)                         0               1             0              0
                                                  ---           -----           ---           ----
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                              0               0             0              0
   End of period                                   47             105            60             27
                                                  ---           -----           ---           ----
Change in net unrealized appreciation
   (depreciation) of investments                   47             105            60             27
                                                  ---           -----           ---           ----
Increase (decrease) in net assets from
   operations                                     $44           $ 100           $57           $ 22
                                                  ===           =====           ===           ====

(1)  For the period from September 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)


                                             Blue Chip       Cash     Corporate      Davis
                                                Growth    Management     Bond    Venture Value
                                             Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                             ----------  -----------  ---------  -------------
Investment income:
   Dividends                                  $     88   $   121,120  $ 282,105   $  147,539
                                              --------   -----------  ---------   ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (11,654)      (74,673)   (91,008)    (260,112)
                                              --------   -----------  ---------   ----------
Net investment income (loss)                   (11,566)       46,447    191,097     (112,573)
                                              --------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    64,979     1,442,280    191,800      790,769
   Cost of shares sold                         (59,379)   (1,416,954)  (193,229)    (719,510)
                                              --------   -----------  ---------   ----------
Net realized gains (losses) from securities
   transactions                                  5,600        25,326     (1,429)      71,259
Realized gain distributions                          0             0          0            0
                                              --------   -----------  ---------   ----------
Net realized gains (losses)                      5,600        25,326     (1,429)      71,259
                                              --------   -----------  ---------   ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          41,534        54,040    (99,383)   1,557,842
   End of period                                85,026       115,832    (30,583)   3,830,008
                                              --------   -----------  ---------   ----------
Change in net unrealized appreciation
   (depreciation) of investments                43,492        61,792     68,800    2,272,166
                                              --------   -----------  ---------   ----------
Increase (decrease) in net assets from
   operations                                 $ 37,526   $   133,565  $ 258,468   $2,230,852
                                              ========   ===========  =========   ==========

                                                                     Federated
                                              "Dogs" of    Emerging   American    Foreign
                                             Wall Street   Markets    Leaders      Value
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             -----------  ---------  ---------  ----------
Investment income:
   Dividends                                  $  16,718   $  28,694  $  29,287  $  135,947
                                              ---------   ---------  ---------  ----------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (10,625)    (47,941)   (30,524)   (212,570)
                                              ---------   ---------  ---------  ----------
Net investment income (loss)                      6,093     (19,247)    (1,237)    (76,623)
                                              ---------   ---------  ---------  ----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    115,828     418,329    263,834   1,157,343
   Cost of shares sold                         (103,339)   (335,644)  (233,372)   (943,420)
                                              ---------   ---------  ---------  ----------
Net realized gains (losses) from securities
   transactions                                  12,489      82,685     30,462     213,923
Realized gain distributions                      12,379     596,129     24,055     197,408
                                              ---------   ---------  ---------  ----------
Net realized gains (losses)                      24,868     678,814     54,517     411,331
                                              ---------   ---------  ---------  ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           18,414     382,170    147,216   1,360,559
   End of period                                115,803     564,977    376,042   4,113,611
                                              ---------   ---------  ---------  ----------
Change in net unrealized appreciation
   (depreciation) of investments                 97,389     182,807    228,826   2,753,052
                                              ---------   ---------  ---------  ----------
Increase (decrease) in net assets from
   operations                                 $ 128,350   $ 842,374  $ 282,106  $3,087,760
                                              =========   =========  =========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                    Goldman
                                               Global     Global     Sachs     Growth-
                                                Bond     Equities   Research    Income
                                             Portfolio  Portfolio  Portfolio  Portfolio
                                             (Class 3)  (Class 3)  (Class 3)  (Class 3)
                                             ---------  ---------  ---------  ---------
Investment income:
   Dividends                                 $ 83,213   $   7,914  $    347   $  3,336
                                             --------   ---------  --------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                            (11,482)    (14,803)   (4,762)    (9,566)
                                             --------   ---------  --------   --------
Net investment income (loss)                   71,731      (6,889)   (4,415)    (6,230)
                                             --------   ---------  --------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   41,776     120,760    23,123     44,298
   Cost of shares sold                        (42,317)   (102,240)  (21,472)   (41,586)
                                             --------   ---------  --------   --------
Net realized gains (losses) from securities
   transactions                                  (541)     18,520     1,651      2,712
Realized gain distributions                    17,662           0         0          0
                                             --------   ---------  --------   --------
Net realized gains (losses)                    17,121      18,520     1,651      2,712
                                             --------   ---------  --------   --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            179      80,879    17,758     72,595
   End of period                              (71,604)    265,513    64,768    111,460
                                             --------   ---------  --------   --------
Change in net unrealized appreciation
   (depreciation) of investments              (71,783)    184,634    47,010     38,865
                                             --------   ---------  --------   --------
Increase (decrease) in net assets from
   operations                                $ 17,069   $ 196,265  $ 44,246   $ 35,347
                                             ========   =========  ========   ========

                                                                        International  International
                                                 Growth     High-Yield   Diversified       Growth
                                             Opportunities     Bond        Equities       & Income
                                               Portfolio     Portfolio    Portfolio      Portfolio
                                               (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             -------------  ----------  -------------  -------------
Investment income:
   Dividends                                   $       0    $ 112,596    $    22,204     $  30,691
                                               ---------    ---------    -----------     ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (8,008)     (20,067)      (135,385)      (33,553)
                                               ---------    ---------    -----------     ---------
Net investment income (loss)                      (8,008)      92,529       (113,181)       (2,862)
                                               ---------    ---------    -----------     ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     121,842      483,588        795,982       168,785
   Cost of shares sold                          (115,085)    (464,494)      (649,079)     (141,431)
                                               ---------    ---------    -----------     ---------
Net realized gains (losses) from securities
   transactions                                    6,757       19,094        146,903        27,354
Realized gain distributions                            0            0              0        33,898
                                               ---------    ---------    -----------     ---------
Net realized gains (losses)                        6,757       19,094        146,903        61,252
                                               ---------    ---------    -----------     ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                            15,012       (3,049)     1,008,005       267,118
   End of period                                  65,427       48,748      2,687,395       741,466
                                               ---------    ---------    -----------     ---------
Change in net unrealized appreciation
   (depreciation) of investments                  50,415       51,797      1,679,390       474,348
                                               ---------    ---------    -----------     ---------
Increase (decrease) in net assets from
   operations                                  $  49,164    $ 163,420    $ 1,713,112     $ 532,738
                                               =========    =========    ===========     =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                             MFS
                                                        Massachusetts     MFS
                                               Marsico    Investors     Mid-Cap   MFS Total
                                               Growth       Trust        Growth     Return
                                             Portfolio    Portfolio    Portfolio  Portfolio
                                             (Class 3)    (Class 3)    (Class 3)  (Class 3)
                                             ---------  -------------  ---------  ---------
Investment income:
   Dividends                                 $      0     $  12,751    $       0  $ 138,158
                                             --------     ---------    ---------  ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                               (15,518)      (39,038)     (56,945)   (90,160)
                                             --------     ---------    ---------  ---------
Net investment income (loss)                  (15,518)      (26,287)     (56,945)    47,998
                                             --------     ---------    ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   25,313       196,962      206,830    534,945
   Cost of shares sold                        (23,930)     (179,057)    (197,558)  (522,512)
                                             --------     ---------    ---------  ---------
Net realized gains (losses) from securities
   transactions                                 1,383        17,905        9,272     12,433
Realized gain distributions                    71,222             0            0    214,634
                                             --------     ---------    ---------  ---------
Net realized gains (losses)                    72,605        17,905        9,272    227,067
                                             --------     ---------    ---------  ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                        123,131       234,944      303,814     17,021
   End of period                              141,979       511,104      387,640    322,353
                                             --------     ---------    ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments               18,848       276,160       83,826    305,332
                                             --------     ---------    ---------  ---------
Increase (decrease) in net assets from
   operations                                $ 75,935     $ 267,778    $  36,153  $ 580,397
                                             ========     =========    =========  =========


                                               Putnam
                                              Growth:      Real     Small & Mid  Small Company
                                              Voyager     Estate     Cap Value       Value
                                             Portfolio   Portfolio   Portfolio     Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3) (1)
                                             ---------  ----------  -----------  -------------
Investment income:
   Dividends                                 $      0   $  37,746    $   5,361     $      0
                                             --------   ---------    ---------     --------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (3,336)    (43,971)    (104,039)      (3,022)
                                             --------   ---------    ---------     --------
Net investment income (loss)                   (3,336)     (6,225)     (98,678)      (3,022)
                                             --------   ---------    ---------     --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   64,369     305,181      313,093       19,014
   Cost of shares sold                        (60,435)   (262,349)    (286,673)     (19,335)
                                             --------   ---------    ---------     --------
Net realized gains (losses) from securities
   transactions                                 3,934      42,832       26,420         (321)
Realized gain distributions                         0     321,913      416,763       27,620
                                             --------   ---------    ---------     --------
Net realized gains (losses)                     3,934     364,745      443,183       27,299
                                             --------   ---------    ---------     --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         20,579     156,384      452,875            0
   End of period                               26,794     591,459      844,833        9,740
                                             --------   ---------    ---------     --------
Change in net unrealized appreciation
   (depreciation) of investments                6,215     435,075      391,958        9,740
                                             --------   ---------    ---------     --------
Increase (decrease) in net assets from
   operations                                $  6,813   $ 793,595    $ 736,463     $ 34,017
                                             ========   =========    =========     ========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             SunAmerica               Telecom     Worldwide
                                              Balanced   Technology   Utility   High Income
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  -----------
Investment income:
   Dividends                                  $ 12,505   $       0   $  4,616    $ 39,088
                                              --------   ---------   --------    --------
Expenses:
   Charges for distribution, mortality and
   expense risk                                 (7,671)     (8,976)    (1,760)     (6,689)
                                              --------   ---------   --------    --------
Net investment income (loss)                     4,834      (8,976)     2,856      32,399
                                              --------   ---------   --------    --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    98,603     132,399      5,153      39,573
   Cost of shares sold                         (95,912)   (132,243)    (4,864)    (39,137)
                                              --------   ---------   --------    --------
Net realized gains (losses) from securities
   transactions                                  2,691         156        289         436
Realized gain distributions                          0           0          0           0
                                              --------   ---------   --------    --------
Net realized gains (losses)                      2,691         156        289         436
                                              --------   ---------   --------    --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          11,814      16,720      3,095       2,609
   End of period                                45,545      21,025     27,599       6,784
                                              --------   ---------   --------    --------
Change in net unrealized appreciation
   (depreciation) of investments                33,731       4,305     24,504       4,175
                                              --------   ---------   --------    --------
Increase (decrease) in net assets from
   operations                                 $ 41,256   $  (4,515)  $ 27,649    $ 37,010
                                              ========   =========   ========    ========

                                                          Strategic  Growth and
                                              Comstock     Growth      Income      Balanced
                                              Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class II)  (Class II)  (Class II)   (Class 2)
                                             ----------  ----------  ----------  -----------
Investment income:
   Dividends                                 $  43,260    $      0   $   85,484  $   225,505
                                             ---------    --------   ----------  -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                (57,402)     (6,828)    (152,941)    (183,638)
                                             ---------    --------   ----------  -----------
Net investment income (loss)                   (14,142)     (6,828)     (67,457)      41,867
                                             ---------    --------   ----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   389,171      72,735      521,219    1,509,878
   Cost of shares sold                        (363,829)    (70,050)    (489,376)  (1,364,208)
                                             ---------    --------   ----------  -----------
Net realized gains (losses) from securities
   transactions                                 25,342       2,685       31,843      145,670
Realized gain distributions                    201,128           0      567,806            0
                                             ---------    --------   ----------  -----------
Net realized gains (losses)                    226,470       2,685      599,649      145,670
                                             ---------    --------   ----------  -----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         219,748      35,130      872,293    1,031,070
   End of period                               531,315      42,636    1,728,474    1,812,669
                                             ---------    --------   ----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments               311,567       7,506      856,181      781,599
                                             ---------    --------   ----------  -----------
Increase (decrease) in net assets from
   operations                                $ 523,895    $  3,363   $1,388,373  $   969,136
                                             =========    ========   ==========  ===========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             Conservative  Conservative                  Flexible
                                               Balanced       Growth     Equity Income    Income
                                               Portfolio     Portfolio        Fund      Portfolio
                                               (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                             ------------  ------------  -------------  ---------
Investment income:
   Dividends                                  $  34,974     $  36,659      $  21,096    $  95,026
                                              ---------     ---------      ---------    ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                              (21,523)      (40,296)       (25,337)     (39,117)
                                              ---------     ---------      ---------    ---------
Net investment income (loss)                     13,451        (3,637)        (4,241)      55,909
                                              ---------     ---------      ---------    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    340,291       514,675        232,393      299,307
   Cost of shares sold                         (328,651)     (459,109)      (218,859)    (294,881)
                                              ---------     ---------      ---------    ---------
Net realized gains (losses) from securities
   transactions                                  11,640        55,566         13,534        4,426
Realized gain distributions                       3,759             0         67,992        1,408
                                              ---------     ---------      ---------    ---------
Net realized gains (losses)                      15,399        55,566         81,526        5,834
                                              ---------     ---------      ---------    ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                           60,109       301,449         94,549       59,828
   End of period                                112,314       485,935        279,309      116,922
                                              ---------     ---------      ---------    ---------
Change in net unrealized appreciation
   (depreciation) of investments                 52,205       184,486        184,760       57,094
                                              ---------     ---------      ---------    ---------
Increase (decrease) in net assets from
   operations                                 $  81,055     $ 236,415      $ 262,045    $ 118,837
                                              =========     =========      =========    =========

                                                          Growth              International
                                               Growth    & Income    Income       Growth
                                                Fund       Fund      Fund         Fund
                                             (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                             ---------  ---------  ---------  -------------
Investment income:
   Dividends                                 $      0   $  1,449   $ 21,055     $  3,937
                                             --------   --------   --------     --------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,573)    (1,900)    (7,736)      (4,475)
                                             --------   --------   --------     --------
Net investment income (loss)                   (1,573)      (451)    13,319         (538)
                                             --------   --------   --------     --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   42,808     13,518     55,224       18,791
   Cost of shares sold                        (40,140)   (13,542)   (55,352)     (17,558)
                                             --------   --------   --------     --------
Net realized gains (losses) from securities
   transactions                                 2,668        (24)      (128)       1,233
Realized gain distributions                         0          0        217            0
                                             --------   --------   --------     --------
Net realized gains (losses)                     2,668        (24)        89        1,233
                                             --------   --------   --------     --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         12,361      3,821      1,186        9,414
   End of period                                9,914     16,955      6,618       64,750
                                             --------   --------   --------     --------
Change in net unrealized appreciation
   (depreciation) of investments               (2,447)    13,134      5,432       55,336
                                             --------   --------   --------     --------
Increase (decrease) in net assets from
   operations                                $ (1,352)  $ 12,659   $ 18,840     $ 56,031
                                             ========   ========   ========     ========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                Mid       Money               Short Term
                                             Cap Stock    Market      REIT      Income
                                                Fund       Fund       Fund       Fund
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             ---------  ---------  ---------  ----------
Investment income:
   Dividends                                 $ 19,073   $  1,976   $  8,578    $  2,955
                                             --------   --------   --------    --------
Expenses:
   Charges for distribution, mortality and
      expense risk                            (20,172)      (807)    (5,559)     (1,118)
                                             --------   --------   --------    --------
Net investment income (loss)                   (1,099)     1,169      3,019       1,837
                                             --------   --------   --------    --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                   50,512     31,243     41,822      26,115
   Cost of shares sold                        (52,866)   (31,243)   (37,519)    (26,832)
                                             --------   --------   --------    --------
Net realized gains (losses) from securities
   transactions                                (2,354)         0      4,303        (717)
Realized gain distributions                   129,398          0     30,065           0
                                             --------   --------   --------    --------
Net realized gains (losses)                   127,044          0     34,368        (717)
                                             --------   --------   --------    --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         28,923          0     16,059      (1,942)
   End of period                               71,016          0     73,198      (1,189)
                                             --------   --------   --------    --------
Change in net unrealized appreciation
   (depreciation) of investments               42,093          0     57,139         753
                                             --------   --------   --------    --------
Increase (decrease) in net assets from
   operations                                $168,038   $  1,169   $ 94,526    $  1,873
                                             ========   ========   ========    ========

                                                Small    Strategic        U.S.       West Coast
                                             Cap Growth    Growth      Government      Equity
                                                Fund     Portfolio  Securities Fund     Fund
                                              (Class 2)  (Class 2)     (Class 2)      (Class 2)
                                             ----------  ---------  ---------------  ----------
Investment income:
   Dividends                                  $     0    $   3,357     $    292      $   1,444
                                              -------    ---------     --------      ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                             (1,494)      (7,094)        (338)        (9,765)
                                              -------    ---------     --------      ---------
Net investment income (loss)                   (1,494)      (3,737)         (46)        (8,321)
                                              -------    ---------     --------      ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                    2,636      252,970       31,783        179,314
   Cost of shares sold                         (2,693)    (217,616)     (33,378)      (167,296)
                                              -------    ---------     --------      ---------
Net realized gains (losses) from securities
   transactions                                   (57)      35,354       (1,595)        12,018
Realized gain distributions                         0            0            0          8,670
                                              -------    ---------     --------      ---------
Net realized gains (losses)                       (57)      35,354       (1,595)        20,688
                                              -------    ---------     --------      ---------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                          3,803       64,201       (1,859)        21,304
   End of period                                6,514       77,468         (229)        85,770
                                              -------    ---------     --------      ---------
Change in net unrealized appreciation
   (depreciation) of investments                2,711       13,267        1,630         64,466
                                              -------    ---------     --------      ---------
Increase (decrease) in net assets from
   operations                                 $ 1,160    $  44,884     $    (11)     $  76,833
                                              =======    =========     ========      =========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                  Columbia
                                                 Columbia         Marsico
                                                High Yield        Focused
                                                   Fund,       Equities Fund,
                                             Variable Series  Variable Series
                                                (Class A)        (Class A)
                                             ---------------  ---------------
Investment income:
   Dividends                                     $ 4,153         $      0
                                                 -------         --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (2,391)          (4,063)
                                                 -------         --------
Net investment income (loss)                       1,762           (4,063)
                                                 -------         --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       6,643           17,220
   Cost of shares sold                            (6,518)         (16,556)
                                                 -------         --------
Net realized gains (losses) from securities
   transactions                                      125              664
Realized gain distributions                        1,412                0
                                                 -------         --------
Net realized gains (losses)                        1,537              664
                                                 -------         --------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                               476            9,602
   End of period                                  10,939           39,853
                                                 -------         --------
Change in net unrealized appreciation
   (depreciation) of investments                  10,463           30,251
                                                 -------         --------
Increase (decrease) in net assets from
   operations                                    $13,762         $ 26,852
                                                 =======         ========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006


                                                 Asset         Global                    Growth
                                               Allocation      Growth       Growth       Income
                                                  Fund          Fund         Fund         Fund
                                             (Class 2) (1)   (Class 2)    (Class 2)    (Class 2)
                                             -------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  3,127     $   (58,118) $   (47,784) $    35,358
   Net realized gains (losses) from
      securities transactions                         0          45,106       92,925      299,125
   Change in net unrealized appreciation
      (depreciation) of investments               3,141       1,419,437      733,674    1,138,240
                                               --------     -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                          6,268       1,406,425      778,815    1,472,723
                                               --------     -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                 154,409       2,743,131    3,318,970    3,643,966
   Cost of units redeemed                           (93)       (254,434)    (436,855)    (332,731)
   Net transfers                                 37,580       1,699,110    2,032,588    1,480,570
   Contract maintenance charge                        0            (633)        (723)        (918)
                                               --------     -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions              191,896       4,187,174    4,913,980    4,790,887
                                               --------     -----------  -----------  -----------
Increase (decrease) in net assets               198,164       5,593,599    5,692,795    6,263,610
Net assets at beginning of period                     0       5,572,840    6,503,605    8,865,765
                                               --------     -----------  -----------  -----------
Net assets at end of period                    $198,164     $11,166,439  $12,196,400  $15,129,375
                                               ========     ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     9,640         137,528      171,606      211,164
   Units redeemed                                    (6)        (12,941)     (22,527)     (19,884)
   Units transferred                              2,336          85,378      105,816       86,905
                                               --------     -----------  -----------  -----------
Increase (decrease) in units outstanding         11,970         209,965      254,895      278,185
Beginning units                                       0         304,618      349,988      551,512
                                               --------     -----------  -----------  -----------
Ending units                                     11,970         514,583      604,883      829,697
                                               ========     ===========  ===========  ===========

                                                                         Government
                                                Asset        Capital         and
                                              Allocation  Appreciation  Quality Bond     Growth
                                              Portfolio     Portfolio     Portfolio    Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                             -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   186,785  $  (348,293)  $   373,566   $  (124,310)
   Net realized gains (losses) from
      securities transactions                    270,137      882,132      (171,263)    1,267,510
   Change in net unrealized appreciation
      (depreciation) of investments              537,538    1,783,321        72,581       307,537
                                             -----------  -----------   -----------   -----------
      Increase (decrease) in net assets
         from operations                         994,460    2,317,160       274,884     1,450,737
                                             -----------  -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                   63,810       48,279        80,263        63,820
   Cost of units redeemed                     (2,215,961)  (4,424,802)   (4,465,698)   (2,773,073)
   Net transfers                                (391,442)    (926,449)   (1,266,038)      (39,663)
   Contract maintenance charge                    (3,042)      (6,927)       (4,333)       (3,844)
                                             -----------  -----------   -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (2,546,635)  (5,309,899)   (5,655,806)   (2,752,760)
                                             -----------  -----------   -----------   -----------
Increase (decrease) in net assets             (1,552,175)  (2,992,739)   (5,380,922)   (1,302,023)
Net assets at beginning of period             11,529,434   26,590,277    21,760,624    14,112,895
                                             -----------  -----------   -----------   -----------
Net assets at end of period                  $ 9,977,259  $23,597,538   $16,379,702   $12,810,872
                                             ===========  ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,626        1,182         4,698         1,876
   Units redeemed                                (92,695)    (107,130)     (260,781)      (86,196)
   Units transferred                             (15,179)     (22,187)      (73,910)       (1,255)
                                             -----------  -----------   -----------   -----------
Increase (decrease) in units outstanding        (105,248)    (128,135)     (329,993)      (85,575)
Beginning units                                  499,496      669,723     1,268,280       458,975
                                             -----------  -----------   -----------   -----------
Ending units                                     394,248      541,588       938,287       373,400
                                             ===========  ===========   ===========   ===========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                                     Government
                                               Natural       Asset       Capital         and
                                              Resources   Allocation  Appreciation  Quality Bond
                                              Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 1)    (Class 3)    (Class 3)     (Class 3)
                                             -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (82,752) $   33,578  $  (167,625)  $   289,525
   Net realized gains (losses) from
      securities transactions                  1,612,123       3,472       56,784       (21,799)
   Change in net unrealized appreciation
      (depreciation) of investments              298,288     134,881    1,151,901       (29,736)
                                             -----------  ----------  -----------   -----------
      Increase (decrease) in net assets
         from operations                       1,827,659     171,931    1,041,060       237,990
                                             -----------  ----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                   18,561     477,998    3,598,218     3,268,398
   Cost of units redeemed                     (1,772,047)     (9,101)    (410,701)     (922,805)
   Net transfers                                 143,018     699,513    1,520,561     1,908,361
   Contract maintenance charge                    (1,931)       (216)      (1,174)       (1,619)
                                             -----------  ----------  -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (1,612,399)  1,168,194    4,706,904     4,252,335
                                             -----------  ----------  -----------   -----------
Increase (decrease) in net assets                215,260   1,340,125    5,747,964     4,490,325
Net assets at beginning of period              8,449,994   1,082,724    8,264,715    12,225,439
                                             -----------  ----------  -----------   -----------
Net assets at end of period                  $ 8,665,254  $2,422,849  $14,012,679   $16,715,764
                                             ===========  ==========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        279      20,464       93,421       193,817
   Units redeemed                                (39,284)       (398)     (10,097)      (54,994)
   Units transferred                               3,311      29,581       41,643       112,802
                                             -----------  ----------  -----------   -----------
Increase (decrease) in units outstanding         (35,694)     49,647      124,967       251,625
Beginning units                                  214,268      47,448      209,725       720,156
                                             -----------  ----------  -----------   -----------
Ending units                                     178,574      97,095      334,692       971,781
                                             ===========  ==========  ===========   ===========


                                                           Natural     Growth        Mid Cap
                                               Growth     Resources  and Income       Value
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 3)   (Class 3)  (Class VC)  (Class VC) (1)
                                             ----------  ----------  ----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (87,289) $  (29,740) $   (1,559)     $   (1)
   Net realized gains (losses) from
      securities transactions                   751,050     127,929     158,603           0
   Change in net unrealized appreciation
      (depreciation) of investments             169,524     428,430     359,130          11
                                             ----------  ----------  ----------      ------
      Increase (decrease) in net assets
         from operations                        833,285     526,619     516,174          10
                                             ----------  ----------  ----------      ------
From capital transactions:
   Net proceeds from units sold               1,109,074   1,312,865   1,008,914           0
   Cost of units redeemed                      (313,027)    (98,123)    (94,436)          0
   Net transfers                                645,089   1,123,418     428,013       3,793
   Contract maintenance charge                     (947)       (312)       (382)          0
                                             ----------  ----------  ----------      ------
      Increase (decrease) in net assets
         from capital transactions            1,440,189   2,337,848   1,342,109       3,793
                                             ----------  ----------  ----------      ------
Increase (decrease) in net assets             2,273,474   2,864,467   1,858,283       3,803
Net assets at beginning of period             6,440,048   1,608,771   2,790,474           0
                                             ----------  ----------  ----------      ------
Net assets at end of period                  $8,713,522  $4,473,238  $4,648,757      $3,803
                                             ==========  ==========  ==========      ======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    34,888      29,475      77,509           0
   Units redeemed                                (9,851)     (2,200)     (7,410)          0
   Units transferred                             20,614      26,003      33,614         244
                                             ----------  ----------  ----------      ------
Increase (decrease) in units outstanding         45,651      53,278     103,713         244
Beginning units                                 211,282      41,266     234,490           0
                                             ----------  ----------  ----------      ------
Ending units                                    256,933      94,544     338,203         244
                                             ==========  ==========  ==========      ======

(1)  For the period from August 28, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)


                                              Aggressive    Alliance    Blue Chip      Cash
                                                Growth       Growth      Growth     Management
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                             -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (115,940) $  (443,936) $  (21,600) $   117,655
   Net realized gains (losses) from
      securities transactions                   (268,025)  (1,852,015)     22,441      121,696
   Change in net unrealized appreciation
      (depreciation) of investments            1,259,961    1,849,564      78,839       59,676
                                             -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                         875,996     (446,387)     79,680      299,027
                                             -----------  -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                   71,292      162,228      20,054       20,640
   Cost of units redeemed                     (1,650,104)  (6,678,207)   (136,026)  (3,489,088)
   Net transfers                                (181,583)  (1,010,353)     52,217    2,899,262
   Contract maintenance charge                    (3,072)     (11,802)       (426)      (2,650)
                                             -----------  -----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            (1,763,467)  (7,538,134)    (64,181)    (571,836)
                                             -----------  -----------  ----------  -----------
Increase (decrease) in net assets               (887,471)  (7,984,521)     15,499     (272,809)
Net assets at beginning of period              8,591,508   35,739,139   1,737,179   10,069,463
                                             -----------  -----------  ----------  -----------
Net assets at end of period                  $ 7,704,037  $27,754,618  $1,752,678  $ 9,796,654
                                             ===========  ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,249        4,906       3,340        1,549
   Units redeemed                               (100,882)    (205,254)    (22,624)    (264,585)
   Units transferred                             (10,314)     (32,430)      8,137      219,712
                                             -----------  -----------  ----------  -----------
Increase (decrease) in units outstanding        (106,947)    (232,778)    (11,147)     (43,324)
Beginning units                                  544,544    1,069,885     286,791      774,741
                                             -----------  -----------  ----------  -----------
Ending units                                     437,597      837,107     275,644      731,417
                                             ===========  ===========  ==========  ===========

                                                              Davis
                                              Corporate      Venture     "Dogs" of    Emerging
                                                 Bond         Value     Wall Street    Markets
                                              Portfolio     Portfolio    Portfolio    Portfolio
                                              (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   232,406  $   (273,329) $    26,120  $  (48,137)
   Net realized gains (losses) from
      securities transactions                     94,712     3,175,261      187,476   2,070,575
   Change in net unrealized appreciation
      (depreciation) of investments               28,663     3,325,648      284,007     229,955
                                             -----------  ------------  -----------  ----------
      Increase (decrease) in net assets
         from operations                         355,781     6,227,580      497,603   2,252,393
                                             -----------  ------------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   43,868       232,821        4,255      57,611
   Cost of units redeemed                     (1,725,724)  (10,208,936)    (543,510)   (835,358)
   Net transfers                              (1,155,937)      654,179       (2,293)     69,840
   Contract maintenance charge                    (1,823)      (14,406)        (804)     (1,662)
                                             -----------  ------------  -----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (2,839,616)   (9,336,342)    (542,352)   (709,569)
                                             -----------  ------------  -----------  ----------
Increase (decrease) in net assets             (2,483,835)   (3,108,762)     (44,749)  1,542,824
Net assets at beginning of period             10,590,606    51,750,951    2,711,597   8,223,841
                                             -----------  ------------  -----------  ----------
Net assets at end of period                  $ 8,106,771  $ 48,642,189  $ 2,666,848  $9,766,665
                                             ===========  ============  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,537         6,294          312       3,475
   Units redeemed                                (99,016)     (283,774)     (45,571)    (49,246)
   Units transferred                             (67,021)       17,935          719       1,426
                                             -----------  ------------  -----------  ----------
Increase (decrease) in units outstanding        (163,500)     (259,545)     (44,540)    (44,345)
Beginning units                                  615,116     1,505,818      248,632     552,174
                                             -----------  ------------  -----------  ----------
Ending units                                     451,616     1,246,273      204,092     507,829
                                             ===========  ============  ===========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                              Federated                              Goldman
                                               American     Global       Global       Sachs
                                               Leaders       Bond       Equities    Research
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     1,892  $  275,155  $   (38,516) $   (9,912)
   Net realized gains (losses) from
      securities transactions                    423,868      89,044       31,572      12,859
   Change in net unrealized appreciation
      (depreciation) of investments              650,803    (282,405)   1,255,589     119,779
                                             -----------  ----------  -----------  ----------
      Increase (decrease) in net assets
         from operations                       1,076,563      81,794    1,248,645     122,726
                                             -----------  ----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                   95,090      14,805       10,492       3,781
   Cost of units redeemed                     (1,527,189)   (533,435)  (1,175,130)    (59,926)
   Net transfers                                (173,822)   (308,199)     104,362     301,540
   Contract maintenance charge                    (1,913)       (707)      (1,988)       (192)
                                             -----------  ----------  -----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (1,607,834)   (827,536)  (1,062,264)    245,203
                                             -----------  ----------  -----------  ----------
Increase (decrease) in net assets               (531,271)   (745,742)     186,381     367,929
Net assets at beginning of period              8,461,380   3,996,385    6,100,144     697,009
                                             -----------  ----------  -----------  ----------
Net assets at end of period                  $ 7,930,109  $3,250,643  $ 6,286,525  $1,064,938
                                             ===========  ==========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      4,763         851          580         511
   Units redeemed                                (81,268)    (30,034)     (53,749)     (8,051)
   Units transferred                              (9,563)    (17,339)       5,107      39,841
                                             -----------  ----------  -----------  ----------
Increase (decrease) in units outstanding         (86,068)    (46,522)     (48,062)     32,301
Beginning units                                  466,182     227,066      309,442      97,904
                                             -----------  ----------  -----------  ----------
Ending units                                     380,114     180,544      261,380     130,205
                                             ===========  ==========  ===========  ==========

                                                                                      International
                                               Growth-        Growth      High-Yield   Diversified
                                                Income    Opportunities      Bond        Equities
                                              Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                             -----------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (208,101)   $ (11,333)   $   690,006   $   (89,444)
   Net realized gains (losses) from
      securities transactions                    499,609       14,026        277,873       195,717
   Change in net unrealized appreciation
      (depreciation) of investments            1,033,518       50,681        416,738     1,432,100
                                             -----------    ---------    -----------   -----------
      Increase (decrease) in net assets
         from operations                       1,325,026       53,374      1,384,617     1,538,373
                                             -----------    ---------    -----------   -----------
From capital transactions:
   Net proceeds from units sold                   71,489        6,199         20,963        69,021
   Cost of units redeemed                     (5,393,464)     (72,198)    (2,187,912)   (1,827,993)
   Net transfers                                  17,263      337,047      1,289,761       368,257
   Contract maintenance charge                    (9,021)        (159)        (2,342)       (1,916)
                                             -----------    ---------    -----------   -----------
      Increase (decrease) in net assets
         from capital transactions            (5,313,732)     270,889       (879,530)   (1,392,631)
                                             -----------    ---------    -----------   -----------
Increase (decrease) in net assets             (3,988,706)     324,263        505,087       145,742
Net assets at beginning of period             27,515,259      480,912     11,579,603     7,791,843
                                             -----------    ---------    -----------   -----------
Net assets at end of period                  $23,526,553    $ 805,175    $12,084,690   $ 7,937,585
                                             ===========    =========    ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,123        1,046          1,061         4,830
   Units redeemed                               (178,527)     (13,656)      (111,651)     (138,335)
   Units transferred                                 (41)      59,852         63,466        27,961
                                             -----------    ---------    -----------   -----------
Increase (decrease) in units outstanding        (176,445)      47,242        (47,124)     (105,544)
Beginning units                                  919,440       94,760        620,626       650,604
                                             -----------    ---------    -----------   -----------
Ending units                                     742,995      142,002        573,502       545,060
                                             ===========    =========    ===========   ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                   (Continued)

                                                                MFS
                                             International  Massachusetts      MFS
                                                 Growth       Investors      Mid-Cap         MFS
                                               & Income         Trust         Growth    Total Return
                                               Portfolio      Portfolio     Portfolio     Portfolio
                                               (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                             -------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   (21,163)   $   (79,570)  $   (85,182) $   160,983
   Net realized gains (losses) from
      securities transactions                     847,177        153,034      (318,526)   1,126,411
   Change in net unrealized appreciation
      (depreciation) of investments             1,659,719        934,002       454,429      590,989
                                              -----------    -----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                        2,485,733      1,007,466        50,721    1,878,383
                                              -----------    -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                    24,667         19,392        22,469      123,831
   Cost of units redeemed                      (1,790,226)    (1,640,487)   (1,073,236)  (3,791,229)
   Net transfers                                  674,094       (306,380)     (345,252)     617,771
   Contract maintenance charge                     (2,499)        (2,640)       (1,778)      (5,201)
                                              -----------    -----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions             (1,093,964)    (1,930,115)   (1,397,797)  (3,054,827)
                                              -----------    -----------   -----------  -----------
Increase (decrease) in net assets               1,391,769       (922,649)   (1,347,076)  (1,176,444)
Net assets at beginning of period              10,305,980      9,977,675     6,346,307   20,129,311
                                              -----------    -----------   -----------  -----------
Net assets at end of period                   $11,697,749    $ 9,055,026   $ 4,999,231  $18,952,867
                                              ===========    ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       1,223            914         1,988        4,643
   Units redeemed                                (105,819)       (74,065)     (100,179)    (143,219)
   Units transferred                               41,256        (14,865)      (31,486)      22,876
                                              -----------    -----------   -----------  -----------
Increase (decrease) in units outstanding          (63,340)       (88,016)     (129,677)    (115,700)
Beginning units                                   681,700        473,467       588,780      790,163
                                              -----------    -----------   -----------  -----------
Ending units                                      618,360        385,451       459,103      674,463
                                              ===========    ===========   ===========  ===========


                                               Putnam
                                               Growth:        Real     SunAmerica
                                               Voyager       Estate     Balanced   Technology
                                              Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (117,640) $  (13,332) $    94,931   $(10,749)
   Net realized gains (losses) from
      securities transactions                   (748,231)  1,133,534     (182,850)     5,683
   Change in net unrealized appreciation
      (depreciation) of investments            1,116,948     706,920      870,907      2,346
                                             -----------  ----------  -----------   --------
      Increase (decrease) in net assets
         from operations                         251,077   1,827,122      782,988     (2,720)
                                             -----------  ----------  -----------   --------
From capital transactions:
   Net proceeds from units sold                   20,878      17,575       60,049        289
   Cost of units redeemed                     (1,586,665)   (806,714)  (2,474,480)   (54,251)
   Net transfers                                (286,935)    (49,858)     (90,399)   (19,997)
   Contract maintenance charge                    (3,618)     (1,676)      (3,771)      (183)
                                             -----------  ----------  -----------   --------
      Increase (decrease) in net assets
         from capital transactions            (1,856,340)   (840,673)  (2,508,601)   (74,142)
                                             -----------  ----------  -----------   --------
Increase (decrease) in net assets             (1,605,263)    986,449   (1,725,612)   (76,862)
Net assets at beginning of period              8,650,232   6,055,622   10,041,574    751,974
                                             -----------  ----------  -----------   --------
Net assets at end of period                  $ 7,044,969  $7,042,071  $ 8,315,962   $675,112
                                             ===========  ==========  ===========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        966         683        3,937        112
   Units redeemed                                (86,778)    (29,209)    (159,700)   (22,721)
   Units transferred                             (17,656)     (2,484)      (5,770)    (8,132)
                                             -----------  ----------  -----------   --------
Increase (decrease) in units outstanding        (103,468)    (31,010)    (161,533)   (30,741)
Beginning units                                  473,972     254,015      668,675    311,559
                                             -----------  ----------  -----------   --------
Ending units                                     370,504     223,005      507,142    280,818
                                             ===========  ==========  ===========   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                   (Continued)



                                               Telecom     Worldwide   Aggressive   Alliance
                                               Utility    High Income    Growth      Growth
                                              Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)    (Class 3)   (Class 3)
                                             -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   45,801   $  185,648   $  (17,628) $ (108,832)
   Net realized gains (losses) from
      securities transactions                   (70,023)       2,939       11,844      21,444
   Change in net unrealized appreciation
      (depreciation) of investments             498,964       58,070      125,984     120,970
                                             ----------   ----------   ----------  ----------
      Increase (decrease) in net assets
         from operations                        474,742      246,657      120,200      33,582
                                             ----------   ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                  13,840        5,961      216,509   3,021,061
   Cost of units redeemed                      (368,115)    (789,878)     (20,412)   (247,558)
   Net transfers                                (22,429)     142,200       74,106   1,274,219
   Contract maintenance charge                     (736)      (1,054)        (123)       (723)
                                             ----------   ----------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions             (377,440)    (642,771)     270,080   4,046,999
                                             ----------   ----------   ----------  ----------
Increase (decrease) in net assets                97,302     (396,114)     390,280   4,080,581
Net assets at beginning of period             2,128,916    3,550,350      956,442   5,560,552
                                             ----------   ----------   ----------  ----------
Net assets at end of period                  $2,226,218   $3,154,236   $1,346,722  $9,641,133
                                             ==========   ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       954          254       13,059      98,178
   Units redeemed                               (27,216)     (39,063)      (1,257)     (7,776)
   Units transferred                             (1,805)       7,061        4,545      41,413
                                             ----------   ----------   ----------  ----------
Increase (decrease) in units outstanding        (28,067)     (31,748)      16,347     131,815
Beginning units                                 174,618      179,125       61,576     168,890
                                             ----------   ----------   ----------  ----------
Ending units                                    146,551      147,377       77,923     300,705
                                             ==========   ==========   ==========  ==========

                                                American       American       American       American
                                              Funds Asset    Funds Global      Funds          Funds
                                               Allocation      Growth         Growth      Growth-Income
                                                  SAST          SAST           SAST           SAST
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (3)        $    (6)       $   (3)        $    (5)
   Net realized gains (losses) from
      securities transactions                        0               1             0               0
   Change in net unrealized appreciation
      (depreciation) of investments                 47             105            60              27
                                                ------         -------        ------         -------
      Increase (decrease) in net assets
         from operations                            44             100            57              22
                                                ------         -------        ------         -------
From capital transactions:
   Net proceeds from units sold                  6,244          24,564         8,315          10,240
   Cost of units redeemed                            0            (181)            0             (45)
   Net transfers                                    18             (47)           25              17
   Contract maintenance charge                       0               0             0               0
                                                ------         -------        ------         -------
      Increase (decrease) in net assets
         from capital transactions               6,262          24,336         8,340          10,212
                                                ------         -------        ------         -------
Increase (decrease) in net assets                6,306          24,436         8,397          10,234
Net assets at beginning of period                    0               0             0               0
                                                ------         -------        ------         -------
Net assets at end of period                     $6,306         $24,436        $8,397         $10,234
                                                ======         =======        ======         =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      597           2,291           786             974
   Units redeemed                                    0             (17)            0              (4)
   Units transferred                                 2              (5)            2               1
                                                ------         -------        ------         -------
Increase (decrease) in units outstanding           599           2,269           788             971
Beginning units                                      0               0             0               0
                                                ------         -------        ------         -------
Ending units                                       599           2,269           788             971
                                                ======         =======        ======         =======

(1)  For the period from September 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                                   Davis
                                             Blue Chip     Cash      Corporate    Venture
                                               Growth   Management     Bond        Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $(11,566)  $   46,447  $  191,097  $  (112,573)
   Net realized gains (losses) from
      securities transactions                   5,600       25,326      (1,429)      71,259
   Change in net unrealized appreciation
      (depreciation) of investments            43,492       61,792      68,800    2,272,166
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                       37,526      133,565     258,468    2,230,852
                                             --------   ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold               265,284    1,083,240   2,413,412    5,222,057
   Cost of units redeemed                     (17,187)    (350,587)   (215,239)    (679,478)
   Net transfers                               35,750    1,021,475   1,351,685    2,099,573
   Contract maintenance charge                   (159)        (512)       (668)      (1,761)
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            283,688    1,753,616   3,549,190    6,640,391
                                             --------   ----------  ----------  -----------
Increase (decrease) in net assets             321,214    1,887,181   3,807,658    8,871,243
Net assets at beginning of period             625,794    3,736,540   4,361,739   13,056,828
                                             --------   ----------  ----------  -----------
Net assets at end of period                  $947,008   $5,623,721  $8,169,397  $21,928,071
                                             ========   ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  43,208       83,049     140,828      146,780
   Units redeemed                              (2,904)     (26,930)    (12,574)     (19,187)
   Units transferred                            6,192       78,881      78,786       60,717
                                             --------   ----------  ----------  -----------
Increase (decrease) in units outstanding       46,496      135,000     207,040      188,310
Beginning units                               104,205      290,399     256,794      384,255
                                             --------   ----------  ----------  -----------
Ending units                                  150,701      425,399     463,834      572,565
                                             ========   ==========  ==========  ===========

                                             "Dogs" of              Federated
                                                Wall     Emerging    American     Foreign
                                               Street     Markets     Leaders      Value
                                             Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  6,093   $  (19,247) $   (1,237) $   (76,623)
   Net realized gains (losses) from
      securities transactions                  24,868      678,814      54,517      411,331
   Change in net unrealized appreciation
      (depreciation) of investments            97,389      182,807     228,826    2,753,052
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                      128,350      842,374     282,106    3,087,760
                                             --------   ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold               170,776    1,570,888     277,164    2,121,095
   Cost of units redeemed                     (16,788)     (72,194)    (75,255)    (440,100)
   Net transfers                               75,374      550,050      55,254      832,315
   Contract maintenance charge                   (149)        (288)       (179)      (1,513)
                                             --------   ----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            229,213    2,048,456     256,984    2,511,797
                                             --------   ----------  ----------  -----------
Increase (decrease) in net assets             357,563    2,890,830     539,090    5,599,557
Net assets at beginning of period             526,764    1,979,457   1,713,862   10,525,402
                                             --------   ----------  ----------  -----------
Net assets at end of period                  $884,327   $4,870,287  $2,252,952  $16,124,959
                                             ========   ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  14,762       94,631      16,243      124,257
   Units redeemed                              (1,448)      (4,332)     (4,026)     (24,859)
   Units transferred                            6,505       32,115       3,636       52,862
                                             --------   ----------  ----------  -----------
Increase (decrease) in units outstanding       19,819      122,414      15,853      152,260
Beginning units                                48,766      134,903      95,469      662,267
                                             --------   ----------  ----------  -----------
Ending units                                   68,585      257,317     111,322      814,527
                                             ========   ==========  ==========  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                                      Goldman
                                               Global      Global      Sachs     Growth-
                                                Bond      Equities    Research    Income
                                             Portfolio    Portfolio  Portfolio  Portfolio
                                             (Class 3)    (Class 3)  (Class 3)  (Class 3)
                                             ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   71,731  $   (6,889) $ (4,415)  $ (6,230)
   Net realized gains (losses) from
      securities transactions                    17,121      18,520     1,651      2,712
   Change in net unrealized appreciation
      (depreciation) of investments             (71,783)    184,634    47,010     38,865
                                             ----------  ----------  --------   --------
      Increase (decrease) in net assets
         from operations                         17,069     196,265    44,246     35,347
                                             ----------  ----------  --------   --------
From capital transactions:
   Net proceeds from units sold                 374,691     377,507    85,792     54,487
   Cost of units redeemed                       (11,328)    (33,160)  (15,125)   (18,799)
   Net transfers                                245,970     181,024    97,301    114,051
   Contract maintenance charge                      (93)       (112)      (35)       (80)
                                             ----------  ----------  --------   --------
      Increase (decrease) in net assets
         from capital transactions              609,240     525,259   167,933    149,659
                                             ----------  ----------  --------   --------
Increase (decrease) in net assets               626,309     721,524   212,179    185,006
Net assets at beginning of period               505,879     649,995   217,096    568,321
                                             ----------  ----------  --------   --------
Net assets at end of period                  $1,132,188  $1,371,519  $429,275   $753,327
                                             ==========  ==========  ========   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    22,596      17,752    11,390      3,028
   Units redeemed                                  (651)     (1,528)   (2,089)      (629)
   Units transferred                             14,146       8,341    13,158      3,731
                                             ----------  ----------  --------   --------
Increase (decrease) in units outstanding         36,091      24,565    22,459      6,130
Beginning units                                  29,033      33,331    30,873     19,199
                                             ----------  ----------  --------   --------
Ending units                                     65,124      57,896    53,332     25,329
                                             ==========  ==========  ========   ========

                                                                        International  International
                                                 Growth     High-Yield   Diversified       Growth
                                             Opportunities     Bond        Equities       & Income
                                               Portfolio     Portfolio    Portfolio      Portfolio
                                               (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             -------------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (8,008)    $   92,529   $  (113,181)    $   (2,862)
   Net realized gains (losses) from
      securities transactions                     6,757         19,094       146,903         61,252
   Change in net unrealized appreciation
      (depreciation) of investments              50,415         51,797     1,679,390        474,348
                                             ----------     ----------   -----------     ----------
      Increase (decrease) in net assets
         from operations                         49,164        163,420     1,713,112        532,738
                                             ----------     ----------   -----------     ----------
From capital transactions:
   Net proceeds from units sold                 709,721        397,650     2,643,686      2,098,660
   Cost of units redeemed                       (22,153)      (391,320)     (410,822)       (64,513)
   Net transfers                                286,541        393,720       585,438        370,324
   Contract maintenance charge                      (63)          (230)       (1,040)          (137)
                                             ----------     ----------   -----------     ----------
      Increase (decrease) in net assets
         from capital transactions              974,046        399,820     2,817,262      2,404,334
                                             ----------     ----------   -----------     ----------
Increase (decrease) in net assets             1,023,210        563,240     4,530,374      2,937,072
Net assets at beginning of period               165,901      1,145,172     6,612,819      1,270,549
                                             ----------     ----------   -----------     ----------
Net assets at end of period                  $1,189,111     $1,708,412   $11,143,193     $4,207,621
                                             ==========     ==========   ===========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   130,522         20,748       201,824        123,787
   Units redeemed                                (4,044)       (20,136)      (31,505)        (3,885)
   Units transferred                             53,216         21,115        46,881         22,017
                                             ----------     ----------   -----------     ----------
Increase (decrease) in units outstanding        179,694         21,727       217,200        141,919
Beginning units                                  33,007         61,970       557,074         85,088
                                             ----------     ----------   -----------     ----------
Ending units                                    212,701         83,697       774,274        227,007
                                             ==========     ==========   ===========     ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (Continued)

                                                              MFS
                                                         Massachusetts      MFS
                                               Marsico     Investors      Mid-Cap    MFS Total
                                               Growth        Trust        Growth      Return
                                              Portfolio    Portfolio     Portfolio   Portfolio
                                              (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                             ----------  -------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (15,518)   $  (26,287)  $  (56,945) $   47,998
   Net realized gains (losses) from
      securities transactions                    72,605        17,905        9,272     227,067
   Change in net unrealized appreciation
      (depreciation) of investments              18,848       276,160       83,826     305,332
                                             ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from operations                         75,935       267,778       36,153     580,397
                                             ----------    ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                 217,929       286,029      572,336   1,506,442
   Cost of units redeemed                       (26,002)      (98,742)    (153,417)   (402,190)
   Net transfers                                237,105       161,253      549,451     776,385
   Contract maintenance charge                      (91)         (300)        (375)       (740)
                                             ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions              428,941       348,240      967,995   1,879,897
                                             ----------    ----------   ----------  ----------
Increase (decrease) in net assets               504,876       616,018    1,004,148   2,460,294
Net assets at beginning of period               797,304     2,177,911    3,154,555   4,658,623
                                             ----------    ----------   ----------  ----------
Net assets at end of period                  $1,302,180    $2,793,929   $4,158,703  $7,118,917
                                             ==========    ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    18,846        12,978       55,320      59,324
   Units redeemed                                (2,280)       (4,540)     (14,709)    (15,211)
   Units transferred                             20,964         7,634       52,301      30,459
                                             ----------    ----------   ----------  ----------
Increase (decrease) in units outstanding         37,530        16,072       92,912      74,572
Beginning units                                  70,568       104,310      296,165     184,819
                                             ----------    ----------   ----------  ----------
Ending units                                    108,098       120,382      389,077     259,391
                                             ==========    ==========   ==========  ==========


                                               Putnam
                                               Growth:     Real     Small & Mid  Small Company
                                              Voyager     Estate     Cap Value       Value
                                             Portfolio   Portfolio   Portfolio     Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3) (1)
                                             ---------  ----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (3,336)  $   (6,225) $  (98,678)    $ (3,022)
   Net realized gains (losses) from
      securities transactions                   3,934      364,745     443,183       27,299
   Change in net unrealized appreciation
      (depreciation) of investments             6,215      435,075     391,958        9,740
                                             --------   ----------  ----------     --------
      Increase (decrease) in net assets
         from operations                        6,813      793,595     736,463       34,017
                                             --------   ----------  ----------     --------
From capital transactions:
   Net proceeds from units sold                37,500    1,983,102   1,919,289      696,106
   Cost of units redeemed                      (2,565)     (77,062)   (265,866)      (3,300)
   Net transfers                              (37,605)     291,368     962,584      113,443
   Contract maintenance charge                    (38)        (356)       (774)         (32)
                                             --------   ----------  ----------     --------
      Increase (decrease) in net assets
         from capital transactions             (2,708)   2,197,052   2,615,233      806,217
                                             --------   ----------  ----------     --------
Increase (decrease) in net assets               4,105    2,990,647   3,351,696      840,233
Net assets at beginning of period             195,345    1,665,654   5,066,516            0
                                             --------   ----------  ----------     --------
Net assets at end of period                  $199,450   $4,656,301  $8,418,212     $840,233
                                             ========   ==========  ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   2,087       70,436     111,293       71,752
   Units redeemed                                (149)      (2,898)    (15,388)        (340)
   Units transferred                           (2,116)      11,416      56,247       11,656
                                             --------   ----------  ----------     --------
Increase (decrease) in units outstanding         (178)      78,954     152,152       83,068
Beginning units                                10,856       70,662     309,076            0
                                             --------   ----------  ----------     --------
Ending units                                   10,678      149,616     461,228       83,068
                                             ========   ==========  ==========     ========

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             SunAmerica               Telecom    Worldwide
                                              Balanced   Technology   Utility   High Income
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  4,834    $ (8,976)  $  2,856    $ 32,399
   Net realized gains (losses) from
      securities transactions                    2,691         156        289         436
   Change in net unrealized appreciation
      (depreciation) of investments             33,731       4,305     24,504       4,175
                                              --------    --------   --------    --------
      Increase (decrease) in net assets
         from operations                        41,256      (4,515)    27,649      37,010
                                              --------    --------   --------    --------
From capital transactions:
   Net proceeds from units sold                132,404     233,661     35,487      61,036
   Cost of units redeemed                      (75,668)    (71,861)    (4,380)     (6,076)
   Net transfers                               100,879     124,392     40,961     156,107
   Contract maintenance charge                    (178)       (107)       (39)        (26)
                                              --------    --------   --------    --------
      Increase (decrease) in net assets
         from capital transactions             157,437     286,085     72,029     211,041
                                              --------    --------   --------    --------
Increase (decrease) in net assets              198,693     281,570     99,678     248,051
Net assets at beginning of period              418,300     407,471     77,085     336,776
                                              --------    --------   --------    --------
Net assets at end of period                   $616,993    $689,041   $176,763    $584,827
                                              ========    ========   ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    8,600      99,549      2,653       3,291
   Units redeemed                               (5,079)    (31,183)      (335)       (301)
   Units transferred                             6,465      52,042      3,072       7,782
                                              --------    --------   --------    --------
Increase (decrease) in units outstanding         9,986     120,408      5,390      10,772
Beginning units                                 28,188     170,624      6,378      17,131
                                              --------    --------   --------    --------
Ending units                                    38,174     291,032     11,768      27,903
                                              ========    ========   ========    ========

                                                          Strategic  Growth and
                                              Comstock     Growth       Income      Balanced
                                              Portfolio   Portfolio   Portfolio    Portfolio
                                             (Class II)  (Class II)   (Class II)   (Class 2)
                                             ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (14,142)  $ (6,828)  $   (67,457) $    41,867
   Net realized gains (losses) from
      securities transactions                   226,470      2,685       599,649      145,670
   Change in net unrealized appreciation
      (depreciation) of investments             311,567      7,506       856,181      781,599
                                             ----------   --------   -----------  -----------
      Increase (decrease) in net assets
         from operations                        523,895      3,363     1,388,373      969,136
                                             ----------   --------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                 768,997    150,129     2,746,856    2,095,759
   Cost of units redeemed                      (277,436)   (26,217)     (361,264)  (1,415,356)
   Net transfers                                544,670    108,027       876,057    1,319,972
   Contract maintenance charge                     (459)       (17)       (1,155)      (2,830)
                                             ----------   --------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions            1,035,772    231,922     3,260,494    1,997,545
                                             ----------   --------   -----------  -----------
Increase (decrease) in net assets             1,559,667    235,285     4,648,867    2,966,681
Net assets at beginning of period             2,978,425    336,082     7,878,228    9,626,781
                                             ----------   --------   -----------  -----------
Net assets at end of period                  $4,538,092   $571,367   $12,527,095  $12,593,462
                                             ==========   ========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    58,366     15,191       192,521      224,094
   Units redeemed                               (20,366)    (2,766)      (25,497)    (149,113)
   Units transferred                             41,274     11,070        62,677      139,447
                                             ----------   --------   -----------  -----------
Increase (decrease) in units outstanding         79,274     23,495       229,701      214,428
Beginning units                                 239,201     34,442       587,154    1,050,099
                                             ----------   --------   -----------  -----------
Ending units                                    318,475     57,937       816,855    1,264,527
                                             ==========   ========   ===========  ===========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                             Conservative  Conservative    Equity     Flexible
                                               Balanced       Growth       Income      Income
                                               Portfolio     Portfolio      Fund      Portfolio
                                               (Class 2)     (Class 2)    (Class 2)   (Class 2)
                                             ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   13,451    $   (3,637)  $   (4,241) $   55,909
   Net realized gains (losses) from
      securities transactions                     15,399        55,566       81,526       5,834
   Change in net unrealized appreciation
      (depreciation) of investments               52,205       184,486      184,760      57,094
                                              ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from operations                          81,055       236,415      262,045     118,837
                                              ----------    ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                   69,759       866,989    1,019,950     220,367
   Cost of units redeemed                       (305,956)     (291,093)    (153,779)   (309,156)
   Net transfers                                 158,036       (74,195)     448,341     340,900
   Contract maintenance charge                      (432)         (725)        (378)       (722)
                                              ----------    ----------   ----------  ----------
      Increase (decrease) in net assets
         from capital transactions               (78,593)      500,976    1,314,134     251,389
                                              ----------    ----------   ----------  ----------
Increase (decrease) in net assets                  2,462       737,391    1,576,179     370,226
Net assets at beginning of period              1,336,226     2,083,716      859,272   2,246,873
                                              ----------    ----------   ----------  ----------
Net assets at end of period                   $1,338,688    $2,821,107   $2,435,451  $2,617,099
                                              ==========    ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      9,862        87,055      109,971      28,156
   Units redeemed                                (45,389)      (29,646)     (16,038)    (39,929)
   Units transferred                              23,288        (7,686)      46,324      43,647
                                              ----------    ----------   ----------  ----------
Increase (decrease) in units outstanding         (12,239)       49,723      140,257      31,874
Beginning units                                  199,708       216,996       97,115     290,648
                                              ----------    ----------   ----------  ----------
Ending units                                     187,469       266,719      237,372     322,522
                                              ==========    ==========   ==========  ==========

                                                          Growth              International
                                               Growth    & Income    Income       Growth
                                                Fund       Fund       Fund         Fund
                                             (Class 2)  (Class 2)  (Class 2)    (Class 2)
                                             ---------  ---------  ---------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $(1,573)  $   (451)   $ 13,319    $   (538)
   Net realized gains (losses) from
      securities transactions                   2,668        (24)         89       1,233
   Change in net unrealized appreciation
      (depreciation) of investments            (2,447)    13,134       5,432      55,336
                                              -------   --------    --------    --------
      Increase (decrease) in net assets
         from operations                       (1,352)    12,659      18,840      56,031
                                              -------   --------    --------    --------
From capital transactions:
   Net proceeds from units sold                25,002     40,266     231,826     359,766
   Cost of units redeemed                     (30,957)    (3,385)    (43,982)    (16,982)
   Net transfers                                7,772     66,187      38,962      99,451
   Contract maintenance charge                     (7)       (21)        (27)        (72)
                                              -------   --------    --------    --------
      Increase (decrease) in net assets
         from capital transactions              1,810    103,047     226,779     442,163
                                              -------   --------    --------    --------
Increase (decrease) in net assets                 458    115,706     245,619     498,194
Net assets at beginning of period              91,302     54,105     369,062      35,863
                                              -------   --------    --------    --------
Net assets at end of period                   $91,760   $169,811    $614,681    $534,057
                                              =======   ========    ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,589      6,356      33,776      52,090
   Units redeemed                              (4,923)      (544)     (6,371)     (2,334)
   Units transferred                              988     10,127       5,535      14,494
                                              -------   --------    --------    --------
Increase (decrease) in units outstanding         (346)    15,939      32,940      64,250
Beginning units                                13,285      8,582      53,200       5,529
                                              -------   --------    --------    --------
Ending units                                   12,939     24,521      86,140      69,779
                                              =======   ========    ========    ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                 Mid       Money               Short Term
                                              Cap Stock    Market      REIT      Income
                                                Fund        Fund       Fund       Fund
                                              (Class 2)  (Class 2)  (Class 2)   (Class 2)
                                             ----------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (1,099) $  1,169   $  3,019    $  1,837
   Net realized gains (losses) from
      securities transactions                   127,044         0     34,368        (717)
   Change in net unrealized appreciation
      (depreciation) of investments              42,093         0     57,139         753
                                             ----------  --------   --------    --------
      Increase (decrease) in net assets
         from operations                        168,038     1,169     94,526       1,873
                                             ----------  --------   --------    --------
From capital transactions:
   Net proceeds from units sold               1,271,084         0     25,015       7,938
   Cost of units redeemed                       (12,476)  (30,347)    (1,180)    (26,346)
   Net transfers                                101,843         0     (2,215)      4,638
   Contract maintenance charge                     (256)       (1)       (13)        (18)
                                             ----------  --------   --------    --------
      Increase (decrease) in net assets
         from capital transactions            1,360,195   (30,348)    21,607     (13,788)
                                             ----------  --------   --------    --------
Increase (decrease) in net assets             1,528,233   (29,179)   116,133     (11,915)
Net assets at beginning of period               562,097    55,279    300,851      72,564
                                             ----------  --------   --------    --------
Net assets at end of period                  $2,090,330  $ 26,100   $416,984    $ 60,649
                                             ==========  ========   ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   128,308         0      1,377       1,218
   Units redeemed                                (1,320)   (5,232)       (60)     (4,023)
   Units transferred                             10,187         0       (196)        707
                                             ----------  --------   --------    --------
Increase (decrease) in units outstanding        137,175    (5,232)     1,121      (2,098)
Beginning units                                  61,092     9,742     18,530      11,299
                                             ----------  --------   --------    --------
Ending units                                    198,267     4,510     19,651       9,201
                                             ==========  ========   ========    ========

                                                Small    Strategic       U.S.        West Coast
                                             Cap Growth    Growth      Government      Equity
                                                Fund     Portfolio  Securities Fund     Fund
                                              (Class 2)  (Class 2)     (Class 2)      (Class 2)
                                             ----------  ---------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (1,494)  $  (3,737)    $    (46)      $ (8,321)
   Net realized gains (losses) from
      securities transactions                      (57)     35,354       (1,595)        20,688
   Change in net unrealized appreciation
      (depreciation) of investments              2,711      13,267        1,630         64,466
                                              --------   ---------     --------       --------
      Increase (decrease) in net assets
         from operations                         1,160      44,884          (11)        76,833
                                              --------   ---------     --------       --------
From capital transactions:
   Net proceeds from units sold                  6,402     196,234            0        577,238
   Cost of units redeemed                         (926)   (138,669)     (31,224)       (89,200)
   Net transfers                                67,712     (28,062)         687        113,198
   Contract maintenance charge                     (14)       (162)         (11)           (67)
                                              --------   ---------     --------       --------
      Increase (decrease) in net assets
         from capital transactions              73,174      29,341      (30,548)       601,169
                                              --------   ---------     --------       --------
Increase (decrease) in net assets               74,334      74,225      (30,559)       678,002
Net assets at beginning of period               73,279     348,477       37,739        256,336
                                              --------   ---------     --------       --------
Net assets at end of period                   $147,613   $ 422,702     $  7,180       $934,338
                                              ========   =========     ========       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      894      18,269            0         51,125
   Units redeemed                                 (142)    (13,020)      (4,938)        (7,589)
   Units transferred                             9,790      (2,205)         106          9,782
                                              --------   ---------     --------       --------
Increase (decrease) in units outstanding        10,542       3,044       (4,832)        53,318
Beginning units                                 11,407      33,246        5,928         22,993
                                              --------   ---------     --------       --------
Ending units                                    21,949      36,290        1,096         76,311
                                              ========   =========     ========       ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (Continued)

                                                                  Columbia
                                                 Columbia         Marsico
                                                High Yield        Focused
                                                  Fund,        Equities Fund,
                                             Variable Series  Variable Series
                                                (Class A)        (Class A)
                                             ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  1,762        $ (4,063)
   Net realized gains (losses) from
      securities transactions                       1,537             664
   Change in net unrealized appreciation
      (depreciation) of investments                10,463          30,251
                                                 --------        --------
      Increase (decrease) in net assets
         from operations                           13,762          26,852
                                                 --------        --------
From capital transactions:
   Net proceeds from units sold                    77,077         204,242
   Cost of units redeemed                          (4,024)           (945)
   Net transfers                                      158          84,646
   Contract maintenance charge                        (39)            (51)
                                                 --------        --------
      Increase (decrease) in net assets
         from capital transactions                 73,172         287,892
                                                 --------        --------
Increase (decrease) in net assets                  86,934         314,744
Net assets at beginning of period                  92,586         127,409
                                                 --------        --------
Net assets at end of period                      $179,520        $442,153
                                                 ========        ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       5,204          18,428
   Units redeemed                                    (270)            (88)
   Units transferred                                   10           7,376
                                                 --------        --------
Increase (decrease) in units outstanding            4,944          25,716
Beginning units                                     6,412          11,382
                                                 --------        --------
Ending units                                       11,356          37,098
                                                 ========        ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005


                                               Global                  Growth       Asset
                                               Growth      Growth      Income     Allocation
                                                Fund        Fund        Fund      Portfolio
                                              (Class 2)   (Class 2)   (Class 2)   (Class 1)
                                             ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (30,652) $  (33,110) $   (1,639) $   186,238
   Net realized gains (losses) from
      securities transactions                    22,939      23,479      48,635       99,739
   Change in net unrealized appreciation
      (depreciation) of investments             515,086     737,903     303,204      113,750
                                             ----------  ----------  ----------  -----------
      Increase (decrease) in net assets
         from operations                        507,373     728,272     350,200      399,727
                                             ----------  ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold               2,131,067   1,821,196   2,071,803       34,918
   Cost of units redeemed                       (98,034)    (99,801)   (239,420)  (2,083,777)
   Net transfers                                911,386   1,001,449     707,584      (40,618)
   Contract maintenance charge                     (298)       (440)       (664)      (3,614)
                                             ----------  ----------  ----------  -----------
      Increase (decrease) in net assets
         from capital transactions            2,944,121   2,722,404   2,539,303   (2,093,091)
                                             ----------  ----------  ----------  -----------
Increase (decrease) in net assets             3,451,494   3,450,676   2,889,503   (1,693,364)
Net assets at beginning of period             2,121,346   3,052,929   5,976,262   13,222,798
                                             ----------  ----------  ----------  -----------
Net assets at end of period                  $5,572,840  $6,503,605  $8,865,765  $11,529,434
                                             ==========  ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   125,868     108,193     134,418        1,534
   Units redeemed                                (5,824)     (5,879)    (15,547)     (92,796)
   Units transferred                             54,469      59,694      45,261       (1,507)
                                             ----------  ----------  ----------  -----------
Increase (decrease) in units outstanding        174,513     162,008     164,132      (92,769)
Beginning units                                 130,105     187,980     387,380      592,265
                                             ----------  ----------  ----------  -----------
Ending units                                    304,618     349,988     551,512      499,496
                                             ==========  ==========  ==========  ===========

                                                            Government
                                               Capital         and                      Natural
                                             Appreciation  Quality Bond     Growth     Resources
                                               Portfolio     Portfolio    Portfolio    Portfolio
                                               (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                             ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (319,928)  $   523,408   $   (96,521) $  (69,130)
   Net realized gains (losses) from
      securities transactions                    (71,069)      (93,124)      467,857     670,297
   Change in net unrealized appreciation
      (depreciation) of investments            2,824,309      (197,915)      392,251   1,897,240
                                             -----------   -----------   -----------  ----------
      Increase (decrease) in net assets
         from operations                       2,433,312       232,369       763,587   2,498,407
                                             -----------   -----------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                   77,247        71,756        25,835       7,060
   Cost of units redeemed                     (3,846,769)   (3,975,588)   (2,285,955)   (516,323)
   Net transfers                                (173,336)    1,637,283      (475,579)  1,205,157
   Contract maintenance charge                    (8,056)       (5,244)       (4,614)     (1,824)
                                             -----------   -----------   -----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (3,950,914)   (2,271,793)   (2,740,313)    694,070
                                             -----------   -----------   -----------  ----------
Increase (decrease) in net assets             (1,517,602)   (2,039,424)   (1,976,726)  3,192,477
Net assets at beginning of period             28,107,879    23,800,048    16,089,621   5,257,517
                                             -----------   -----------   -----------  ----------
Net assets at end of period                  $26,590,277   $21,760,624   $14,112,895  $8,449,994
                                             ===========   ===========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      2,230         4,209           892         226
   Units redeemed                               (106,829)     (233,322)      (77,642)    (15,552)
   Units transferred                              (4,152)       95,112       (16,360)     37,749
                                             -----------   -----------   -----------  ----------
Increase (decrease) in units outstanding        (108,751)     (134,001)      (93,110)     22,423
Beginning units                                  778,474     1,402,281       552,085     191,845
                                             -----------   -----------   -----------  ----------
Ending units                                     669,723     1,268,280       458,975     214,268
                                             ===========   ===========   ===========  ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                                                        Government
                                                Asset       Capital        and
                                             Allocation  Appreciation  Quality Bond    Growth
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ----------  ------------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   12,720   $  (85,387)  $   242,336   $  (40,316)
   Net realized gains (losses) from
      securities transactions                       609       24,788        (2,046)     218,574
   Change in net unrealized appreciation
      (depreciation) of investments              18,658      799,161      (160,701)     131,146
                                             ----------   ----------   -----------   ----------
      Increase (decrease) in net assets
         from operations                         31,987      738,562        79,589      309,404
                                             ----------   ----------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                 129,830    3,081,792     3,908,815    2,165,090
   Cost of units redeemed                        (1,737)    (236,781)     (583,975)    (238,992)
   Net transfers                                188,377      695,392     1,588,276      588,491
   Contract maintenance charge                     (182)        (711)       (1,130)        (564)
                                             ----------   ----------   -----------   ----------
      Increase (decrease) in net assets
         from capital transactions              316,288    3,539,692     4,911,986    2,514,025
                                             ----------   ----------   -----------   ----------
Increase (decrease) in net assets               348,275    4,278,254     4,991,575    2,823,429
Net assets at beginning of period               734,449    3,986,461     7,233,864    3,616,619
                                             ----------   ----------   -----------   ----------
Net assets at end of period                  $1,082,724   $8,264,715   $12,225,439   $6,440,048
                                             ==========   ==========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     5,849       85,991       231,085       74,692
   Units redeemed                                   (86)      (6,586)      (34,492)      (8,230)
   Units transferred                              8,493       19,405        94,132       20,012
                                             ----------   ----------   -----------   ----------
Increase (decrease) in units outstanding         14,256       98,810       290,725       86,474
Beginning units                                  33,192      110,915       429,431      124,808
                                             ----------   ----------   -----------   ----------
Ending units                                     47,448      209,725       720,156      211,282
                                             ==========   ==========   ===========   ==========


                                               Natural      Growth     Aggressive    Alliance
                                              Resources   and Income     Growth       Growth
                                              Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 3)   (Class VC)    (Class 1)   (Class 1)
                                             ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   (9,537) $   (7,194)  $  (133,422) $  (393,577)
   Net realized gains (losses) from
      securities transactions                    63,181     166,123      (539,307)  (2,683,438)
   Change in net unrealized appreciation
      (depreciation) of investments             232,181     (95,384)    1,258,454    7,726,128
                                             ----------  ----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                        285,825      63,545       585,725    4,649,113
                                             ----------  ----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                 678,772     619,125        11,174      139,031
   Cost of units redeemed                       (29,409)    (52,926)   (1,064,079)  (4,798,804)
   Net transfers                                295,881     437,454      (406,489)  (2,033,737)
   Contract maintenance charge                      (48)       (253)       (3,705)     (13,786)
                                             ----------  ----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions              945,196   1,003,400    (1,463,099)  (6,707,296)
                                             ----------  ----------   -----------  -----------
Increase (decrease) in net assets             1,231,021   1,066,945      (877,374)  (2,058,183)
Net assets at beginning of period               377,750   1,723,529     9,468,882   37,797,322
                                             ----------  ----------   -----------  -----------
Net assets at end of period                  $1,608,771  $2,790,474   $ 8,591,508  $35,739,139
                                             ==========  ==========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    19,717      53,925           752        4,683
   Units redeemed                                  (910)     (4,626)      (70,382)    (162,771)
   Units transferred                              8,588      37,976       (28,575)     (71,715)
                                             ----------  ----------   -----------  -----------
Increase (decrease) in units outstanding         27,395      87,275       (98,205)    (229,803)
Beginning units                                  13,871     147,215       642,749    1,299,688
                                             ----------  ----------   -----------  -----------
Ending units                                     41,266     234,490       544,544    1,069,885
                                             ==========  ==========   ===========  ===========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                                                                      Davis
                                              Blue Chip      Cash      Corporate     Venture
                                               Growth     Management      Bond        Value
                                              Portfolio   Portfolio    Portfolio    Portfolio
                                              (Class 1)   (Class 1)    (Class 1)    (Class 1)
                                             ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (16,372) $   (66,895) $   329,421  $  (280,546)
   Net realized gains (losses) from
      securities transactions                    29,924       (1,560)      77,149    1,879,289
   Change in net unrealized appreciation
      (depreciation) of investments               4,323      201,101     (369,238)   2,850,140
                                             ----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from operations                         17,875      132,646       37,332    4,448,883
                                             ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  24,614      415,719       60,977      184,811
   Cost of units redeemed                      (160,574)  (3,004,134)  (1,703,254)  (8,272,148)
   Net transfers                                (22,556)   1,809,690       79,018    1,033,634
   Contract maintenance charge                     (459)      (2,766)      (2,233)     (16,685)
                                             ----------  -----------  -----------  -----------
      Increase (decrease) in net assets
         from capital transactions             (158,975)    (781,491)  (1,565,492)  (7,070,388)
                                             ----------  -----------  -----------  -----------

Increase (decrease) in net assets              (141,100)    (648,845)  (1,528,160)  (2,621,505)
Net assets at beginning of period             1,878,279   10,718,308   12,118,766   54,372,456
                                             ----------  -----------  -----------  -----------
Net assets at end of period                  $1,737,179  $10,069,463  $10,590,606  $51,750,951
                                             ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     4,151       32,349        3,548        5,780
   Units redeemed                               (27,130)    (233,361)     (99,608)    (255,516)
   Units transferred                             (3,419)     140,872        4,676       31,995
                                             ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding        (26,398)     (60,140)     (91,384)    (217,741)
Beginning units                                 313,189      834,881      706,500    1,723,559
                                             ----------  -----------  -----------  -----------
Ending units                                    286,791      774,741      615,116    1,505,818
                                             ==========  ===========  ===========  ===========

                                                                        Federated
                                              "Dogs" of    Emerging     American      Global
                                             Wall Street    Markets      Leaders      Bond
                                              Portfolio   Portfolio     Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             -----------  ----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $   22,020  $  (78,234) $    (6,345)  $   66,278
   Net realized gains (losses) from
      securities transactions                     80,090     304,163      357,635       55,011
   Change in net unrealized appreciation
      (depreciation) of investments             (239,395)  1,876,959     (126,524)        (840)
                                              ----------  ----------  -----------   ----------
      Increase (decrease) in net assets
         from operations                        (137,285)  2,102,888      224,766      120,449
                                              ----------  ----------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                    5,189       7,924       14,262        8,005
   Cost of units redeemed                       (518,257)   (627,485)  (1,859,486)    (465,793)
   Net transfers                                  44,275     981,272     (322,455)     475,631
   Contract maintenance charge                      (889)     (1,537)      (2,311)        (831)
                                              ----------  ----------  -----------   ----------
      Increase (decrease) in net assets
         from capital transactions              (469,682)    360,174   (2,169,990)      17,012
                                              ----------  ----------  -----------   ----------

Increase (decrease) in net assets               (606,967)  2,463,062   (1,945,224)     137,461
Net assets at beginning of period              3,318,564   5,760,779   10,406,604    3,858,924
                                              ----------  ----------  -----------   ----------
Net assets at end of period                   $2,711,597  $8,223,841  $ 8,461,380   $3,996,385
                                              ==========  ==========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        469         662          807          459
   Units redeemed                                (47,323)    (49,509)    (105,603)     (26,782)
   Units transferred                               3,991      78,302      (20,419)      27,531
                                              ----------  ----------  -----------   ----------
Increase (decrease) in units outstanding         (42,863)     29,455     (125,215)       1,208
Beginning units                                  291,495     522,719      591,397      225,858
                                              ----------  ----------  -----------   ----------
Ending units                                     248,632     552,174      466,182      227,066
                                              ==========  ==========  ===========   ==========

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)


                                                          Goldman
                                               Global      Sachs      Growth-        Growth
                                              Equities    Research     Income    Opportunities
                                              Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 1)  (Class 1)   (Class 1)     (Class 1)
                                             ----------  ---------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (68,720) $  (8,155) $  (289,288)  $   (9,310)
   Net realized gains (losses) from
      securities transactions                  (242,961)    22,440     (122,737)      15,010
   Change in net unrealized appreciation
      (depreciation) of investments           1,056,716     (2,173)   1,796,609       20,803
                                             ----------  ---------  -----------   ----------
      Increase (decrease) in net assets
         from operations                        745,035     12,112    1,384,584       26,503
                                             ----------  ---------  -----------   ----------
From capital transactions:
   Net proceeds from units sold                  13,407      3,996       71,186        1,464
   Cost of units redeemed                      (860,641)  (171,459)  (4,514,906)    (180,419)
   Net transfers                                615,000      6,094   (3,751,440)    (564,870)
   Contract maintenance charge                   (2,072)      (205)     (10,903)        (147)
                                             ----------  ---------  -----------   ----------
      Increase (decrease) in net assets
         from capital transactions             (234,306)  (161,574)  (8,206,063)    (743,972)
                                             ----------  ---------  -----------   ----------
Increase (decrease) in net assets               510,729   (149,462)  (6,821,479)    (717,469)
Net assets at beginning of period             5,589,415    846,471   34,336,738    1,198,381
                                             ----------  ---------  -----------   ----------
Net assets at end of period                  $6,100,144  $ 697,009  $27,515,259   $  480,912
                                             ==========  =========  ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       754        576        2,637          308
   Units redeemed                               (48,109)   (24,923)    (161,075)     (38,133)
   Units transferred                             33,427        893     (133,599)    (117,784)
                                             ----------  ---------  -----------   ----------
Increase (decrease) in units outstanding        (13,928)   (23,454)    (292,037)    (155,609)
Beginning units                                 323,370    121,358    1,211,477      250,369
                                             ----------  ---------  -----------   ----------
Ending units                                    309,442     97,904      919,440       94,760
                                             ==========  =========  ===========   ==========

                                                                                             MFS
                                                          International  International  Massachusetts
                                              High-Yield   Diversified       Growth       Investors
                                                 Bond        Equities       & Income        Trust
                                              Portfolio     Portfolio      Portfolio      Portfolio
                                              (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                             -----------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   920,438   $      933     $   (61,582)   $   (72,683)
   Net realized gains (losses) from
      securities transactions                    660,928     (178,512)        331,707        (62,026)
   Change in net unrealized appreciation
      (depreciation) of investments             (733,993)   1,062,167         902,051        714,254
                                             -----------   ----------     -----------    -----------
      Increase (decrease) in net assets
         from operations                         847,373      884,588       1,172,176        579,545
                                             -----------   ----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                   18,477       20,394          34,447         12,683
   Cost of units redeemed                     (2,202,690)    (909,505)     (1,633,699)    (1,065,718)
   Net transfers                                (487,618)     773,477       1,370,392        235,160
   Contract maintenance charge                    (2,666)      (2,028)         (2,461)        (2,989)
                                             -----------   ----------     -----------    -----------
      Increase (decrease) in net assets
         from capital transactions            (2,674,497)    (117,662)       (231,321)      (820,864)
                                             -----------   ----------     -----------    -----------
Increase (decrease) in net assets             (1,827,124)     766,926         940,855       (241,319)
Net assets at beginning of period             13,406,727    7,024,917       9,365,125     10,218,994
                                             -----------   ----------     -----------    -----------
Net assets at end of period                  $11,579,603   $7,791,843     $10,305,980    $ 9,977,675
                                             ===========   ==========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      1,016        1,981           2,470            631
   Units redeemed                               (122,910)     (83,931)       (119,387)       (53,245)
   Units transferred                             (27,954)      75,223         101,324         11,589
                                             -----------   ----------     -----------    -----------
Increase (decrease) in units outstanding        (149,848)      (6,727)        (15,593)       (41,025)
Beginning units                                  770,474      657,331         697,293        514,492
                                             -----------   ----------     -----------    -----------
Ending units                                     620,626      650,604         681,700        473,467
                                             ===========   ==========     ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                                 MFS                      Putnam
                                               Mid-Cap        MFS        Growth:        Real
                                               Growth    Total Return    Voyager       Estate
                                              Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                             ----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (99,979) $   126,714   $   (82,615) $    28,714
   Net realized gains (losses) from
      securities transactions                  (469,679)   1,452,440      (745,839)     998,177
   Change in net unrealized appreciation
      (depreciation) of investments             650,898   (1,277,210)    1,172,072     (368,121)
                                             ----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from operations                         81,240      301,944       343,618      658,770
                                             ----------  -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                  33,743       48,276        27,705        7,535
   Cost of units redeemed                      (920,981)  (2,919,367)   (1,257,107)    (791,841)
   Net transfers                                 27,977    1,211,370      (236,871)    (248,653)
   Contract maintenance charge                   (2,252)      (5,761)       (4,374)      (1,916)
                                             ----------  -----------   -----------  -----------
      Increase (decrease) in net assets
         from capital transactions             (861,513)  (1,665,482)   (1,470,647)  (1,034,875)
                                             ----------  -----------   -----------  -----------
Increase (decrease) in net assets              (780,273)  (1,363,538)   (1,127,029)    (376,105)
Net assets at beginning of period             7,126,580   21,492,849     9,777,261    6,431,727
                                             ----------  -----------   -----------  -----------
Net assets at end of period                  $6,346,307  $20,129,311   $ 8,650,232  $ 6,055,622
                                             ==========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     3,388        1,927         1,547          342
   Units redeemed                               (89,756)    (116,401)      (73,230)     (35,978)
   Units transferred                              3,197       48,353       (13,994)     (11,396)
                                             ----------  -----------   -----------  -----------
Increase (decrease) in units outstanding        (83,171)     (66,121)      (85,677)     (47,032)
Beginning units                                 671,951      856,284       559,649      301,047
                                             ----------  -----------   -----------  -----------
Ending units                                    588,780      790,163       473,972      254,015
                                             ==========  ===========   ===========  ===========


                                              SunAmerica                Telecom    Worldwide
                                               Balanced   Technology    Utility   High Income
                                              Portfolio    Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                             -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    93,667  $  (12,930) $   59,290  $  224,567
   Net realized gains (losses) from
      securities transactions                   (359,371)      8,331    (116,532)      6,367
   Change in net unrealized appreciation
      (depreciation) of investments              257,473     (21,220)    165,180     (19,798)
                                             -----------  ----------  ----------  ----------
      Increase (decrease) in net assets
         from operations                          (8,231)    (25,819)    107,938     211,136
                                             -----------  ----------  ----------  ----------
From capital transactions:
   Net proceeds from units sold                   80,536       3,797       6,285      11,402
   Cost of units redeemed                     (1,732,712)   (151,848)   (323,801)   (538,094)
   Net transfers                              (1,000,720)   (115,684)    (29,989)   (418,496)
   Contract maintenance charge                    (4,662)       (228)       (854)     (1,153)
                                             -----------  ----------  ----------  ----------
      Increase (decrease) in net assets
         from capital transactions            (2,657,558)   (263,963)   (348,359)   (946,341)
                                             -----------  ----------  ----------  ----------
Increase (decrease) in net assets             (2,665,789)   (289,782)   (240,421)   (735,205)
Net assets at beginning of period             12,707,363   1,041,756   2,369,337   4,285,555
                                             -----------  ----------  ----------  ----------
Net assets at end of period                  $10,041,574  $  751,974  $2,128,916  $3,550,350
                                             ===========  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      5,568       1,603         547         590
   Units redeemed                               (117,398)    (64,896)    (27,192)    (28,518)
   Units transferred                             (68,715)    (49,489)     (2,625)    (21,472)
                                             -----------  ----------  ----------  ----------
Increase (decrease) in units outstanding        (180,545)   (112,782)    (29,270)    (49,400)
Beginning units                                  849,220     424,341     203,888     228,525
                                             -----------  ----------  ----------  ----------
Ending units                                     668,675     311,559     174,618     179,125
                                             ===========  ==========  ==========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2005
                                   (Continued)

                                             Aggressive   Alliance   Blue Chip     Cash
                                               Growth      Growth      Growth   Management
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (7,100)  $  (55,944) $ (6,911)  $  (26,966)
   Net realized gains (losses) from
      securities transactions                    1,060       66,683     2,295        2,874
   Change in net unrealized appreciation
      (depreciation) of investments             34,907      698,593    11,227       55,951
                                              --------   ----------  --------   ----------
      Increase (decrease) in net assets
         from operations                        28,867      709,332     6,611       31,859
                                              --------   ----------  --------   ----------
From capital transactions:
   Net proceeds from units sold                529,176    1,709,103   125,962    1,329,185
   Cost of units redeemed                       (5,588)    (253,115)  (16,186)    (259,743)
   Net transfers                               148,353      344,376   (28,456)     136,366
   Contract maintenance charge                     (52)        (464)     (167)        (383)
                                              --------   ----------  --------   ----------
      Increase (decrease) in net assets
         from capital transactions             671,889    1,799,900    81,153    1,205,425
                                              --------   ----------  --------   ----------
Increase (decrease) in net assets              700,756    2,509,232    87,764    1,237,284
Net assets at beginning of period              255,686    3,051,320   538,030    2,499,256
                                              --------   ----------  --------   ----------
Net assets at end of period                   $956,442   $5,560,552  $625,794   $3,736,540
                                              ========   ==========  ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   34,488       59,056    21,757      104,162
   Units redeemed                                 (373)      (8,575)   (2,826)     (20,343)
   Units transferred                             9,929       12,281    (4,971)      10,549
                                              --------   ----------  --------   ----------
Increase (decrease) in units outstanding        44,044       62,762    13,960       94,368
Beginning units                                 17,532      106,128    90,245      196,031
                                              --------   ----------  --------   ----------
Ending units                                    61,576      168,890   104,205      290,399
                                              ========   ==========  ========   ==========

                                              Corporate      Davis       "Dogs" of    Emerging
                                                Bond     Venture Value  Wall Street    Markets
                                              Portfolio    Portfolio     Portfolio    Portfolio
                                              (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ----------  -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  115,711    $   (58,443)  $  5,550    $  (11,524)
   Net realized gains (losses) from
      securities transactions                       194         33,210      3,879        20,789
   Change in net unrealized appreciation
      (depreciation) of investments            (105,167)       921,183    (22,538)      310,561
                                             ----------    -----------   --------    ----------
      Increase (decrease) in net assets
         from operations                         10,738        895,950    (13,109)      319,826
                                             ----------    -----------   --------    ----------
From capital transactions:
   Net proceeds from units sold               1,718,630      4,954,161    262,501     1,227,683
   Cost of units redeemed                      (174,930)      (431,431)   (23,083)      (20,214)
   Net transfers                                662,022      1,200,390      6,304        80,256
   Contract maintenance charge                     (357)        (1,014)       (96)          (87)
                                             ----------    -----------   --------    ----------
      Increase (decrease) in net assets
         from capital transactions            2,205,365      5,722,106    245,626     1,287,638
                                             ----------    -----------   --------    ----------
Increase (decrease) in net assets             2,216,103      6,618,056    232,517     1,607,464
Net assets at beginning of period             2,145,636      6,438,772    294,247       371,993
                                             ----------    -----------   --------    ----------
Net assets at end of period                  $4,361,739    $13,056,828   $526,764    $1,979,457
                                             ==========    ===========   ========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   101,471        154,731     24,304        95,726
   Units redeemed                               (10,312)       (13,464)    (2,132)       (1,624)
   Units transferred                             39,222         37,189        575         6,764
                                             ----------    -----------   --------    ----------
Increase (decrease) in units outstanding        130,381        178,456     22,747       100,866
Beginning units                                 126,413        205,799     26,019        34,037
                                             ----------    -----------   --------    ----------
Ending units                                    256,794        384,255     48,766       134,903
                                             ==========    ===========   ========    ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                              Federated
                                              American     Foreign      Global     Global
                                               Leaders      Value        Bond     Equities
                                              Portfolio   Portfolio   Portfolio  Portfolio
                                              (Class 3)   (Class 3)   (Class 3)  (Class 3)
                                             ----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      (39) $  (113,009) $   7,264  $ (4,974)
   Net realized gains (losses) from
      securities transactions                     5,152       52,523      3,717     4,044
   Change in net unrealized appreciation
      (depreciation) of investments              44,044      796,885     (2,848)   62,086
                                             ----------  -----------  ---------  --------
      Increase (decrease) in net assets
         from operations                         49,157      736,399      8,133    61,156
                                             ----------  -----------  ---------  --------
From capital transactions:
   Net proceeds from units sold                 490,686    4,018,366    192,493    75,381
   Cost of units redeemed                       (75,489)    (395,344)   (21,247)  (23,774)
   Net transfers                                226,865    1,132,069    143,555   334,537
   Contract maintenance charge                     (127)        (816)       (63)      (43)
                                             ----------  -----------  ---------  --------
      Increase (decrease) in net assets
         from capital transactions              641,935    4,754,275    314,738   386,101
                                             ----------  -----------  ---------  --------
Increase (decrease) in net assets               691,092    5,490,674    322,871   447,257
Net assets at beginning of period             1,022,770    5,034,728    183,008   202,738
                                             ----------  -----------  ---------  --------
Net assets at end of period                  $1,713,862  $10,525,402  $ 505,879  $649,995
                                             ==========  ===========  =========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    28,199      270,212     11,157     4,281
   Units redeemed                                (4,342)     (26,792)    (1,229)   (1,368)
   Units transferred                             13,061       76,236      8,316    18,582
                                             ----------  -----------  ---------  --------
Increase (decrease) in units outstanding         36,918      319,656     18,244    21,495
Beginning units                                  58,551      342,611     10,789    11,836
                                             ----------  -----------  ---------  --------
Ending units                                     95,469      662,267     29,033    33,331
                                             ==========  ===========  =========  ========

                                              Goldman
                                               Sachs     Growth-       Growth     High-Yield
                                              Research    Income   Opportunities     Bond
                                             Portfolio  Portfolio    Portfolio     Portfolio
                                             (Class 3)  (Class 3)    (Class 3)     (Class 3)
                                             ---------  ---------  -------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $ (1,551)  $ (5,642)    $ (1,762)    $   93,380
   Net realized gains (losses) from
      securities transactions                     232      2,198        1,743          4,472
   Change in net unrealized appreciation
      (depreciation) of investments             6,628     30,691        7,302        (33,285)
                                             --------   --------     --------     ----------
      Increase (decrease) in net assets
         from operations                        5,309     27,247        7,283         64,567
                                             --------   --------     --------     ----------
From capital transactions:
   Net proceeds from units sold                41,164     37,357       20,422        191,794
   Cost of units redeemed                      (2,376)    (6,979)      (8,167)       (41,478)
   Net transfers                               98,961     41,439       40,877        382,432
   Contract maintenance charge                    (28)       (59)         (25)          (158)
                                             --------   --------     --------     ----------
      Increase (decrease) in net assets
         from capital transactions            137,721     71,758       53,107        532,590
                                             --------   --------     --------     ----------
Increase (decrease) in net assets             143,030     99,005       60,390        597,157
Net assets at beginning of period              74,066    469,316      105,511        548,015
                                             --------   --------     --------     ----------
Net assets at end of period                  $217,096   $568,321     $165,901     $1,145,172
                                             ========   ========     ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   6,126      1,346        4,076         10,739
   Units redeemed                                (351)      (252)      (1,674)        (2,303)
   Units transferred                           14,379      1,407        8,408         21,808
                                             --------   --------     --------     ----------
Increase (decrease) in units outstanding       20,154      2,501       10,810         30,244
Beginning units                                10,719     16,698       22,197         31,726
                                             --------   --------     --------     ----------
Ending units                                   30,873     19,199       33,007         61,970
                                             ========   ========     ========     ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                                                                           MFS
                                             International  International             Massachusetts
                                              Diversified       Growth      Marsico     Investors
                                                Equities       & Income      Growth       Trust
                                               Portfolio      Portfolio    Portfolio    Portfolio
                                               (Class 3)      (Class 3)    (Class 3)    (Class 3)
                                             -------------  -------------  ---------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $      542     $   (9,435)   $ (9,519)   $  (15,093)
   Net realized gains (losses) from
      securities transactions                     44,341         29,769       3,374         9,936
   Change in net unrealized appreciation
      (depreciation) of investments              630,074        117,513      70,487       119,881
                                              ----------     ----------    --------    ----------
      Increase (decrease) in net assets
         from operations                         674,957        137,847      64,342       114,724
                                              ----------     ----------    --------    ----------
From capital transactions:
   Net proceeds from units sold                2,337,935        221,829     111,693       746,382
   Cost of units redeemed                       (277,793)       (20,856)    (21,045)     (120,490)
   Net transfers                                 568,921        (61,406)    140,084       205,112
   Contract maintenance charge                      (575)          (109)        (87)         (195)
                                              ----------     ----------    --------    ----------
      Increase (decrease) in net assets
         from capital transactions             2,628,488        139,458     230,645       830,809
                                              ----------     ----------    --------    ----------
Increase (decrease) in net assets              3,303,445        277,305     294,987       945,533
Net assets at beginning of period              3,309,374        993,244     502,317     1,232,378
                                              ----------     ----------    --------    ----------
Net assets at end of period                   $6,612,819     $1,270,549    $797,304    $2,177,911
                                              ==========     ==========    ========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    217,963         16,706      11,079        37,709
   Units redeemed                                (25,963)        (1,538)     (2,021)       (6,097)
   Units transferred                              53,614         (4,755)     13,151        10,273
                                              ----------     ----------    --------    ----------
Increase (decrease) in units outstanding         245,614         10,413      22,209        41,885
Beginning units                                  311,460         74,675      48,359        62,425
                                              ----------     ----------    --------    ----------
Ending units                                     557,074         85,088      70,568       104,310
                                              ==========     ==========    ========    ==========


                                                 MFS                   Putnam
                                               Mid-Cap    MFS Total   Growth:      Real
                                               Growth      Return     Voyager     Estate
                                              Portfolio   Portfolio  Portfolio   Portfolio
                                              (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                             ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (32,146) $   23,089  $  (2,186) $    6,727
   Net realized gains (losses) from
      securities transactions                     6,836     182,017        178     113,027
   Change in net unrealized appreciation
      (depreciation) of investments             102,856    (152,831)     9,114      50,367
                                             ----------  ----------  ---------  ----------
      Increase (decrease) in net assets
         from operations                         77,546      52,275      7,106     170,121
                                             ----------  ----------  ---------  ----------
From capital transactions:
   Net proceeds from units sold                 997,128   1,811,325     18,035     821,715
   Cost of units redeemed                       (98,956)    (83,321)    (3,657)    (27,313)
   Net transfers                                617,496     600,424    (12,282)     87,650
   Contract maintenance charge                     (243)       (538)       (37)       (151)
                                             ----------  ----------  ---------  ----------
      Increase (decrease) in net assets
         from capital transactions            1,515,425   2,327,890      2,059     881,901
                                             ----------  ----------  ---------  ----------
Increase (decrease) in net assets             1,592,971   2,380,165      9,165   1,052,022
Net assets at beginning of period             1,561,584   2,278,458    186,180     613,632
                                             ----------  ----------  ---------  ----------
Net assets at end of period                  $3,154,555  $4,658,623  $ 195,345  $1,665,654
                                             ==========  ==========  =========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    97,173      72,700      1,057      38,948
   Units redeemed                                (9,782)     (3,341)      (216)     (1,253)
   Units transferred                             60,387      24,028       (757)      4,025
                                             ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding        147,778      93,387         84      41,720
Beginning units                                 148,387      91,432     10,772      28,942
                                             ----------  ----------  ---------  ----------
Ending units                                    296,165     184,819     10,856      70,662
                                             ==========  ==========  =========  ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                              Small & Mid  SunAmerica               Telecom
                                               Cap Value    Balanced   Technology   Utility
                                               Portfolio    Portfolio   Portfolio  Portfolio
                                               (Class 3)    (Class 3)   (Class 3)  (Class 3)
                                              -----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  (47,447)   $  2,938    $ (4,405)   $ 1,960
   Net realized gains (losses) from
       securities transactions                    25,002       1,485       1,117        605
   Change in net unrealized appreciation
      (depreciation) of investments              194,996      (3,184)      6,886      1,000
                                              ----------    --------    --------    -------
      Increase (decrease) in net assets
         from operations                         172,551       1,239       3,598      3,565
                                              ----------    --------    --------    -------
From capital transactions:
   Net proceeds from units sold                2,279,016      48,351      82,453     30,592
   Cost of units redeemed                       (136,851)    (10,493)    (10,094)    (1,081)
   Net transfers                                 697,569      93,698     125,728      3,370
   Contract maintenance charge                      (449)       (152)        (64)       (14)
                                              ----------    --------    --------    -------
      Increase (decrease) in net assets
         from capital transactions             2,839,285     131,404     198,023     32,867
                                              ----------    --------    --------    -------
Increase (decrease) in net assets              3,011,836     132,643     201,621     36,432
Net assets at beginning of period              2,054,680     285,657     205,850     40,653
                                              ----------    --------    --------    -------
Net assets at end of period                   $5,066,516    $418,300    $407,471    $77,085
                                              ==========    ========    ========    =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    143,744       3,293      36,522      2,683
   Units redeemed                                 (8,718)       (730)     (4,292)       (91)
   Units transferred                              43,714       6,353      53,907        266
                                              ----------    --------    --------    -------
Increase (decrease) in units outstanding         178,740       8,916      86,137      2,858
Beginning units                                  130,336      19,272      84,487      3,520
                                              ----------    --------    --------    -------
Ending units                                     309,076      28,188     170,624      6,378
                                              ==========    ========    ========    =======

                                               Worldwide                Strategic  Growth and
                                              High Income   Comstock     Growth      Income
                                               Portfolio    Portfolio   Portfolio   Portfolio
                                               (Class 3)   (Class II)  (Class II)  (Class II)
                                              -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $ 19,206    $  (17,386)  $ (3,896)  $  (49,303)
   Net realized gains (losses) from
       securities transactions                    1,003        57,531        868      146,828
   Change in net unrealized appreciation
      (depreciation) of investments              (4,284)       50,412     19,094      412,985
                                               --------    ----------   --------   ----------
      Increase (decrease) in net assets
         from operations                         15,925        90,557     16,066      510,510
                                               --------    ----------   --------   ----------
From capital transactions:
   Net proceeds from units sold                  23,970       736,586     42,038    2,684,420
   Cost of units redeemed                        (4,376)      (51,361)   (11,205)    (345,843)
   Net transfers                                 72,777       779,091     51,048      778,417
   Contract maintenance charge                      (28)         (245)        (7)        (692)
                                               --------    ----------   --------   ----------
      Increase (decrease) in net assets
         from capital transactions               92,343     1,464,071     81,874    3,116,302
                                               --------    ----------   --------   ----------
Increase (decrease) in net assets               108,268     1,554,628     97,940    3,626,812
Net assets at beginning of period               228,508     1,423,797    238,142    4,251,416
                                               --------    ----------   --------   ----------
Net assets at end of period                    $336,776    $2,978,425   $336,082   $7,878,228
                                               ========    ==========   ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     1,277        61,433      4,333      211,605
   Units redeemed                                  (231)       (4,282)    (1,226)     (27,214)
   Units transferred                              3,830        64,797      5,472       60,555
                                               --------    ----------   --------   ----------
Increase (decrease) in units outstanding          4,876       121,948      8,579      244,946
Beginning units                                  12,255       117,253     25,863      342,208
                                               --------    ----------   --------   ----------
Ending units                                     17,131       239,201     34,442      587,154
                                               ========    ==========   ========   ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                                         Conservative  Conservative
                                               Balanced    Balanced       Growth     Equity Income
                                              Portfolio    Portfolio     Portfolio        Fund
                                              (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                             ----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    5,677   $    5,156    $   (9,665)    $ (1,075)
   Net realized gains (losses) from
      securities transactions                    30,747        7,591        25,746        5,836
   Change in net unrealized appreciation
      (depreciation) of investments             314,234       20,500        82,450       46,110
                                             ----------   ----------    ----------     --------
      Increase (decrease) in net assets
         from operations                        350,658       33,247        98,531       50,871
                                             ----------   ----------    ----------     --------
From capital transactions:
   Net proceeds from units sold               1,437,062       51,220       201,141      307,718
   Cost of units redeemed                      (182,403)    (179,193)     (140,445)     (31,948)
   Net transfers                                642,231      622,010       (17,914)     113,510
   Contract maintenance charge                   (1,953)        (385)         (558)        (124)
                                             ----------   ----------    ----------     --------
      Increase (decrease) in net assets
         from capital transactions            1,894,937      493,652        42,224      389,156
                                             ----------   ----------    ----------     --------
Increase (decrease) in net assets             2,245,595      526,899       140,755      440,027
Net assets at beginning of period             7,381,186      809,327     1,942,961      419,245
                                             ----------   ----------    ----------     --------
Net assets at end of period                  $9,626,781   $1,336,226    $2,083,716     $859,272
                                             ==========   ==========    ==========     ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   160,095        7,795        22,020       36,475
   Units redeemed                               (20,998)     (27,625)      (15,208)      (3,826)
   Units transferred                             73,167       95,307        (2,310)      13,209
                                             ----------   ----------    ----------     --------
Increase (decrease) in units outstanding        212,264       75,477         4,502       45,858
Beginning units                                 837,835      124,231       212,494       51,257
                                             ----------   ----------    ----------     --------
Ending units                                  1,050,099      199,708       216,996       97,115
                                             ==========   ==========    ==========     ========

                                               Flexible               Growth
                                                Income     Growth   & Income     Income
                                              Portfolio     Fund       Fund       Fund
                                              (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                             ----------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   21,167   $  (956)   $  (393)  $ 10,223
   Net realized gains (losses) from
      securities transactions                     9,656       103      2,798      1,313
   Change in net unrealized appreciation
      (depreciation) of investments              (1,421)    4,663     (1,242)   (10,023)
                                             ----------   -------    -------   --------
      Increase (decrease) in net assets
         from operations                         29,402     3,810      1,163      1,513
                                             ----------   -------    -------   --------
From capital transactions:
   Net proceeds from units sold                 686,814         0      6,942     88,561
   Cost of units redeemed                      (162,623)     (291)    (2,622)   (16,199)
   Net transfers                                397,096    24,471     (3,240)    (5,063)
   Contract maintenance charge                     (352)       (7)       (20)       (47)
                                             ----------   -------    -------   --------
      Increase (decrease) in net assets
         from capital transactions              920,935    24,173      1,060     67,252
                                             ----------   -------    -------   --------
Increase (decrease) in net assets               950,337    27,983      2,223     68,765
Net assets at beginning of period             1,296,536    63,319     51,882    300,297
                                             ----------   -------    -------   --------
Net assets at end of period                  $2,246,873   $91,302    $54,105   $369,062
                                             ==========   =======    =======   ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    90,299         0      1,109     12,766
   Units redeemed                               (21,548)      (45)      (425)    (2,345)
   Units transferred                             51,694     3,607       (456)      (719)
                                             ----------   -------    -------   --------
Increase (decrease) in units outstanding        120,445     3,562        228      9,702
Beginning units                                 170,203     9,723      8,354     43,498
                                             ----------   -------    -------   --------
Ending units                                    290,648    13,285      8,582     53,200
                                             ==========   =======    =======   ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                             International     Mid       Money
                                                 Growth     Cap Stock    Market      REIT
                                                  Fund         Fund       Fund       Fund
                                               (Class 2)    (Class 2)  (Class 2)  (Class 2)
                                             -------------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (21)    $ (3,492)   $    289  $  1,204
   Net realized gains (losses) from
      securities transactions                        75       16,413           0    10,000
   Change in net unrealized appreciation
      (depreciation) of investments               4,891       19,099           0    12,357
                                                -------     --------    --------  --------
      Increase (decrease) in net assets
         from operations                          4,945       32,020         289    23,561
                                                -------     --------    --------  --------
From capital transactions:
   Net proceeds from units sold                   1,000      345,108      25,501    48,885
   Cost of units redeemed                          (331)      (2,810)    (78,096)      (38)
   Net transfers                                  1,174       27,269      78,057    82,851
   Contract maintenance charge                       (4)        (24)          (1)       (6)
                                                -------     --------    --------  --------
      Increase (decrease) in net assets
         from capital transactions                1,839      369,543      25,461   131,692
                                                -------     --------    --------  --------
Increase (decrease) in net assets                 6,784      401,563      25,750   155,253
Net assets at beginning of period                29,079      160,534      29,529   145,598
                                                -------     --------    --------  --------
Net assets at end of period                     $35,863     $562,097    $ 55,279  $300,851
                                                =======     ========    ========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       185       38,824       4,514     3,307
   Units redeemed                                   (61)        (330)    (13,821)       (3)
   Units transferred                                215        3,179      13,821     5,604
                                                -------     --------    --------  --------
Increase (decrease) in units outstanding            339       41,673       4,514     8,908
Beginning units                                   5,190       19,419       5,228     9,622
                                                -------     --------    --------  --------
Ending units                                      5,529       61,092       9,742    18,530
                                                =======     ========    ========  ========

                                             Short Term     Small    Strategic        U.S.
                                               Income    Cap Growth    Growth      Government
                                                Fund        Fund     Portfolio  Securities Fund
                                              (Class 2)   (Class 2)  (Class 2)     (Class 2)
                                             ----------  ----------  ---------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  4,032    $  (990)   $ (3,862)     $    964
   Net realized gains (losses) from
      securities transactions                   (3,481)         6      13,463           (53)
   Change in net unrealized appreciation
      (depreciation) of investments               (307)      (276)      9,615          (768)
                                              --------    -------    --------      --------
      Increase (decrease) in net assets
         from operations                           244     (1,260)     19,216           143
                                              --------    -------    --------      --------
From capital transactions:
   Net proceeds from units sold                      0     10,414       3,795             0
   Cost of units redeemed                      (13,935)        16     (25,945)      (11,531)
   Net transfers                               (66,639)    15,050      23,973          (572)
   Contract maintenance charge                     (48)       (10)       (159)          (35)
                                              --------    -------    --------      --------
      Increase (decrease) in net assets
         from capital transactions             (80,622)    25,438       1,664       (12,138)
                                              --------    -------    --------      --------
Increase (decrease) in net assets              (80,378)    24,178      20,880       (11,995)
Net assets at beginning of period              152,942     49,101     327,597        49,734
                                              --------    -------    --------      --------
Net assets at end of period                   $ 72,564    $73,279    $348,477      $ 37,739
                                              ========    =======    ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        0      1,656         389             0
   Units redeemed                               (2,186)        (4)     (2,627)       (1,814)
   Units transferred                           (10,382)     2,384       2,451           (89)
                                              --------    -------    --------      --------
Increase (decrease) in units outstanding       (12,568)     4,036         213        (1,903)
Beginning units                                 23,867      7,371      33,033         7,831
                                              --------    -------    --------      --------
Ending units                                    11,299     11,407      33,246         5,928
                                              ========    =======    ========      ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                   (Continued)

                                                                              Columbia
                                                             Columbia         Marsico
                                             West Coast     High Yield        Focused
                                               Equity         Fund,        Equities Fund,
                                                Fund     Variable Series  Variable Series
                                              (Class 2)     (Class A)        (Class A)
                                             ----------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $ (1,570)      $  (706)        $   (889)
   Net realized gains (losses) from
      securities transactions                      101           141               32
   Change in net unrealized appreciation
      (depreciation) of investments             13,901         1,101            6,671
                                              --------       -------         --------
      Increase (decrease) in net assets
         from operations                        12,432           536            5,814
                                              --------       -------         --------
From capital transactions:
   Net proceeds from units sold                 74,647        59,571           89,322
   Cost of units redeemed                       (1,722)       (1,235)            (596)
   Net transfers                               110,425         4,178            4,713
   Contract maintenance charge                      (6)          (40)             (50)
                                              --------       -------         --------
      Increase (decrease) in net assets
         from capital transactions             183,344        62,474           93,389
                                              --------       -------         --------
Increase (decrease) in net assets              195,776        63,010           99,203
Net assets at beginning of period               60,560        29,576           28,206
                                              --------       -------         --------
Net assets at end of period                   $256,336       $92,586         $127,409
                                              ========       =======         ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    6,743         4,153            8,253
   Units redeemed                                 (160)          (89)             (62)
   Units transferred                            10,622           293              459
                                              --------       -------         --------
Increase (decrease) in units outstanding        17,205         4,357            8,650
Beginning units                                  5,788         2,055            2,732
                                              --------       -------         --------
Ending units                                    22,993         6,412           11,382
                                              ========       =======         ========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series, and FSA Polaris Choice III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 98 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (2) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (3) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"),
     (4) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), or (7) the two currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the WM Trust, and the Class II shares in the Van Kampen Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund is not subject to 12b-1 fees.

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, and the Columbia Trust I (collectively referred to as the

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     On May 1, 2006, certain portfolios of the Nations Separate Account Trust (the "Nations Trust") became portfolios of the Columbia Trust I. The changes included investment portfolio name changes and trust name changes. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   ----------------------------------
Nations Marsico Focused Equities      Columbia Marsico Focused Equities, Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series

     Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees.

     Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 ($35 for FSA Polaris Choice III) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Polaris 1.52%, FSA Advisor 1.52%, FSA Polaris II 1.52%, FSA WM Diversified Strategies III 1.55% or 1.70%, FSA Polaris Choice 1.52% or 1.72%, FSA Polaris Choice III 1.52% or 1.77% and FSA Polaris II A-Class Platinum Series 0.85%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA WM Diversified Strategies III, FSA Polaris II, FSA Polaris Choice and FSA Polaris Choice III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.25% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKET LOCK, MARKET LOCK FOR TWO AND INCOME REWARDS FEE: The optional Market Lock, Market Lock for Two and Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Market Lock and Market Lock for Two features are offered in FSA Polaris II, FSA Polaris Choice, FSA

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     WM Diversified Strategies III and FSA Polaris Choice III. The Market Lock feature is offered in FSA Polaris II A-Class Platinum Series. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III and FSA Polaris Choice III. The annual fee is 0.65% for Market Lock, 0.40% for Market Lock for Two prior to this first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
AMERICAN SERIES:
Asset Allocation Fund (Class 2)(1)                       $  195,303   $       280
Global Growth Fund (Class 2)                              4,491,461       362,405
Growth Fund (Class 2)                                     5,301,156       383,924
Growth-Income Fund (Class 2)                              5,632,912       552,831

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $  933,040   $ 3,292,890
Capital Appreciation Portfolio (Class 1)                  1,063,459     6,667,746
Government and Quality Bond Portfolio (Class 1)           1,315,063     6,597,303
Growth Portfolio (Class 1)                                1,728,483     3,414,920
Natural Resources Portfolio (Class 1)                     1,788,167     3,245,085
Asset Allocation Portfolio (Class 3)                      1,275,099        73,327
Capital Appreciation Portfolio (Class 3)                  4,976,936       411,451
Government and Quality Bond Portfolio (Class 3)           5,371,872       830,012
Growth Portfolio (Class 3)                                2,457,579       368,486
Natural Resources Portfolio (Class 3)                     2,725,116       325,090

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $1,688,784   $   204,113
Mid Cap Value Portfolio(2)                                    3,792             0

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $  373,051   $ 2,252,458
Alliance Growth Portfolio (Class 1)                         831,038     8,813,108
Blue Chip Growth Portfolio (Class 1)                        151,209       236,990
Cash Management Portfolio (Class 1)                       7,353,061     7,807,242
Corporate Bond Portfolio (Class 1)                        1,039,302     3,646,512
Davis Venture Value Portfolio (Class 1)                   1,788,561    11,398,232
"Dogs" of Wall Street Portfolio (Class 1)                   569,399     1,040,014
Emerging Markets Portfolio (Class 1)                      2,267,372     1,540,069
Federated American Leaders Portfolio (Class 1)              598,418     2,117,504
Global Bond Portfolio (Class 1)                             581,256     1,065,147
Global Equities Portfolio (Class 1)                         573,579     1,674,359
Goldman Sachs Research Portfolio (Class 1)                  318,528        83,237
Growth-Income Portfolio (Class 1)                         1,398,050     6,919,883
Growth Opportunities Portfolio (Class 1)                    432,188       172,632
High-Yield Bond Portfolio (Class 1)                       3,992,971     4,182,495
International Diversified Equities Portfolio (Class 1)      910,245     2,392,320
International Growth and Income Portfolio (Class 1)       1,490,548     2,467,618
MFS Massachusetts Investors Trust Portfolio (Class 1)       244,590     2,254,275
MFS Mid-Cap Growth Portfolio (Class 1)                      242,399     1,725,378
MFS Total Return Portfolio (Class 1)                      2,131,238     4,388,446
Putnam Growth: Voyager Portfolio (Class 1)                  251,117     2,225,097
Real Estate Portfolio (Class 1)                           1,206,832     1,441,471

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
SUNAMERICA TRUST(continued):
SunAmerica Balanced Portfolio (Class 1)                  $  412,131    $2,825,800
Technology Portfolio (Class 1)                               88,204       173,095
Telecom Utility Portfolio (Class 1)                         222,357       553,996
Worldwide High Income Portfolio (Class 1)                   740,619     1,197,742
Aggressive Growth Portfolio (Class 3)                       387,673       135,221
Alliance Growth Portfolio (Class 3)                       4,269,671       331,504
American Funds Asset Allocation SAST Portfolio
   (Class 3)(3)                                               6,261             2
American Funds Global Growth SAST Portfolio
   (Class 3)(3)                                              24,544           214
American Funds Growth SAST Portfolio (Class 3)(3)             8,339             2
American Funds Growth-Income SAST Portfolio
   (Class 3)(3)                                              10,255            48
Blue Chip Growth Portfolio (Class 3)                        337,101        64,979
Cash Management Portfolio (Class 3)                       3,242,343     1,442,280
Corporate Bond Portfolio (Class 3)                        3,932,087       191,800
Davis Venture Value Portfolio (Class 3)                   7,318,587       790,769
"Dogs" of Wall Street Portfolio (Class 3)                   363,513       115,828
Emerging Markets Portfolio (Class 3)                      3,043,667       418,329
Federated American Leaders Portfolio (Class 3)              543,636       263,834
Foreign Value Portfolio (Class 3)                         3,789,925     1,157,343
Global Bond Portfolio (Class 3)                             740,409        41,776
Global Equities Portfolio (Class 3)                         639,130       120,760
Goldman Sachs Research Portfolio (Class 3)                  186,641        23,123
Growth-Income Portfolio (Class 3)                           187,727        44,298
Growth Opportunities Portfolio (Class 3)                  1,087,880       121,842
High-Yield Bond Portfolio (Class 3)                         975,937       483,588
International Diversified Equities Portfolio (Class 3)    3,500,063       795,982
International Growth & Income Portfolio (Class 3)         2,604,155       168,785
Marsico Growth Portfolio (Class 3)                          509,958        25,313
MFS Massachusetts Investors Trust Portfolio (Class 3)       518,915       196,962
MFS Mid Cap Growth Portfolio (Class 3)                    1,117,880       206,830
MFS Total Return Portfolio (Class 3)                      2,677,474       534,945
Putnam Growth: Voyager Portfolio (Class 3)                   58,325        64,369
Real Estate Portfolio (Class 3)                           2,817,921       305,181
Small & Mid Cap Value Portfolio (Class 3)(1)              3,246,411       313,093
Small Company Value Portfolio (Class 3)(1)                  849,828        19,014
SunAmerica Balanced Portfolio (Class 3)                     260,874        98,603
Technology Portfolio (Class 3)                              409,508       132,399
Telecom Utility Portfolio (Class 3)                          80,038         5,153
Worldwide High Income Portfolio (Class 3)                   283,013        39,573

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                           Cost of      Proceeds
                                                           Shares         from
Variable Accounts                                         Acquired    Shares Sold
-----------------                                        ----------   -----------
VAN KAMPEN TRUST (Class II):                             $1,611,929    $  389,171
Comstock Portfolio                                          297,829        72,735
Strategic Growth Portfolio                                4,282,062       521,219
Growth and Income Portfolio
WM TRUST (Class 2):                                      $3,549,290    $1,509,878
Balance Portfolio                                           278,908       340,291
Conservative Balanced Portfolio                           1,012,014       514,675
Conservative Growth Portfolio                             1,610,278       232,393
Equity Income Fund                                          608,013       299,307
Flexible Income Portfolio                                    43,045        42,808
Growth Fund                                                 116,114        13,518
Growth & Income Fund                                        295,539        55,224
Income Fund                                                 460,416        18,791
International Growth Fund                                 1,539,006        50,512
Mid Cap Stock Fund                                            2,074        31,243
Money Market Fund                                            96,513        41,822
REIT Fund                                                    14,164        26,115
Short Term Income Fund                                       74,316         2,636
Small Cap Growth Fund                                       278,574       252,970
Strategic Growth Portfolio                                    1,189        31,783
U.S. Government Securities Fund                             780,832       179,314
West Coast Equity Fund
COLUMBIA TRUST I (Class A):                              $   82,989    $    6,643
Columbia High Yield Fund, Variable Series                   301,049        17,220
Columbia Marsico Focused Equities Fund,
Variable Series

(1)  For the period from May 1, 2006 (inception) to December 31, 2006.

(2)  For the period from August 28, 2006 (inception) to December 31, 2006.

(3)  For the period from September 1, 2006 (inception) to December 31, 2006.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   SUBSEQUENT EVENTS

     Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Investors Variable Contract Funds (the "Principal Fund"). On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

     Effective May 1, 2007, the Federated American Leaders Portfolio will be named Equity Opportunities Portfolio, the Marsico Growth Portfolio will be named Marsico Focused Growth Portfolio, the MFS Mid-Cap Growth Portfolio will be named Mid-Cap Growth Portfolio, the SunAmerica Balanced Portfolio will be named Balanced Portfolio, the Putnam Growth: Voyager Portfolio will be named Fundamental Growth Portfolio and the Goldman Sachs Research Portfolio will be named Capital Growth Portfolio.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002, follows:

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Asset Allocation Fund (Class 2)
2006      11,970               16.55        198,164            0.85%    3.57%(23)                   5.37%(23)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

Global Growth Fund (Class 2)
2006     514,583   21.55    to 22.36     11,166,439   0.85% to 1.72%    0.80%        8.37%(23) to  18.38%(9)
2005     304,618   18.21    to 18.32      5,572,840   1.52% to 1.72%    0.60%       12.13%     to  12.36%
2004     130,105   16.24    to 16.31      2,121,346   1.52% to 1.72%    0.36%(13)    7.05%(13) to  11.78%
2003      20,647               14.59        301,244            1.52%    0.32%                      33.25%
2002           9               10.95             95            1.52%    0.00%(4)                   -5.15%(4)

Growth Fund (Class 2)
2006     604,883   20.02    to 20.77     12,196,400   0.85% to 1.72%    0.98%        3.47%(23) to   8.34%(9)
2005     349,988   18.48    to 18.60      6,503,605   1.52% to 1.72%    0.80%       14.21%     to  14.44%
2004     187,980   16.18    to 16.25      3,052,929   1.52% to 1.72%    0.26%       10.59%     to  10.81%
2003      49,648   14.63    to 14.67        728,191   1.52% to 1.72%    0.18%        7.04%(5)  to  34.76%
2002           8               10.88             91            1.52%    0.00%(4)                   -9.52%(4)

Growth Income Fund (Class 2)
2006     829,697   18.09    to 18.78     15,129,375   0.85% to 1.72%    1.81%        8.70%(23) to  13.24%(9)
2005     551,512   15.98    to 16.09      8,865,765   1.52% to 1.72%    1.49%        4.03%     to   4.24%
2004     387,380   15.36    to 15.43      5,976,262   1.52% to 1.72%    1.26%(11)    6.11%(11) to   8.71%
2003      74,372               14.20      1,055,867            1.52%    1.59%                      30.44%
2002           9               10.88             94            1.52%    0.00%(4)                   -6.17%(4)

Asset Allocation Portfolio (Class 1)
2006     394,248               25.31      9,977,259            1.52%    3.26%                       9.64%
2005     499,496               23.08     11,529,434            1.52%    3.02%                       3.39%
2004     592,265               22.33     13,222,798            1.52%    2.72%                       8.67%
2003     647,540               20.55     13,303,464            1.52%    3.59%                      21.21%
2002     715,214               16.95     12,122,947            1.52%    3.43%                      -8.94%

Capital Appreciation Portfolio (Class 1)
2006     541,588               43.57     23,597,538            1.52%    0.14%                       9.74%
2005     669,723               39.70     26,590,277            1.52%    0.30%                       9.96%
2004     778,474               36.11     28,107,879            1.52%    0.00%                       7.46%
2003     892,518               33.60     29,987,101            1.52%    0.00%                      30.26%
2002   1,009,913               25.79     26,050,264            1.52%    0.00%                     -23.83%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Government and Quality Bond Portfolio (Class 1)
2006     938,287               17.46     16,379,702            1.52%    3.58%                       1.74%
2005   1,268,280               17.16     21,760,624            1.52%    3.82%                       1.09%
2004   1,402,281               16.97     23,800,048            1.52%    4.70%                       1.85%
2003   1,856,493               16.66     30,937,469            1.52%    3.78%                       0.97%
2002   2,716,283               16.50     44,829,134            1.52%    4.61%                       7.65%

Growth Portfolio (Class 1)
2006     373,400               34.31     12,810,872            1.52%    0.60%                      11.58%
2005     458,975               30.75     14,112,895            1.52%    0.87%                       5.51%
2004     552,085               29.14     16,089,621            1.52%    0.55%                       9.18%
2003     595,677               26.69     15,900,218            1.52%    0.55%                      27.96%
2002     639,847               20.86     13,347,034            1.52%    0.36%                     -23.34%

Natural Resources Portfolio (Class 1)
2006     178,574               48.53      8,665,254            1.52%    0.62%                      23.05%
2005     214,268               39.44      8,449,994            1.52%    0.50%                      43.91%
2004     191,845               27.41      5,257,517            1.52%    0.73%                      23.16%
2003     183,781               22.25      4,088,986            1.52%    0.73%                      45.50%
2002     211,766               15.29      3,238,456            1.52%    0.91%                       6.75%

Asset Allocation Portfolio (Class 3)
2006      97,095   24.78    to 24.97      2,422,849   1.52% to 1.72%    3.36%        9.15%     to   9.37%(9)
2005      47,448   22.70    to 22.83      1,082,724   1.52% to 1.72%    2.92%        2.93%     to   3.13%
2004      33,192   22.06    to 22.13        734,449   1.52% to 1.72%    2.88%(17)    2.19%(17) to   8.39%
2003       9,508               20.42        194,167            1.52%    6.27%                      20.93%
2002           6               16.89             99            1.52%    0.00%(4)                   -1.71%(4)

Capital Appreciation Portfolio (Class 3)
2006     334,692   14.09    to 42.69(8)  14,012,679   0.85% to 1.77%    0.00%        3.91%(24) to   6.02%(9)(23)
2005     209,725   39.19    to 39.43(8)   8,264,715   1.52% to 1.72%    0.09%        9.47%     to   9.69%(9)
2004     110,915   35.80    to 35.95(8)   3,986,461   1.52% to 1.72%    0.00%        7.00%     to   7.20%(9)
2003      23,323   33.46    to 33.53(8)     782,091   1.52% to 1.72%    0.00%        8.47%(5)  to  29.99%(9)
2002           4               25.79             93            1.52%    0.00%(4)                   -6.77%(4)

Government and Quality Bond Portfolio (Class 3)
2006     971,781   13.71    to 17.05(8)  16,715,764   0.85% to 1.77%    3.57%        0.53%(24) to   4.19%(9)(23)
2005     720,156   16.89    to 17.00     12,225,439   1.52% to 1.72%    3.90%        0.64%     to   0.84%
2004     429,431   16.78    to 16.85      7,233,864   1.52% to 1.72%    5.47%(11)    0.21%(11) to   1.60%
2003      94,786               16.59      1,572,553            1.52%    3.94%                       0.71%
2002           6               16.47            102            1.52%    0.00%(4)                    1.78%(4)

Growth Portfolio (Class 3)
2006     256,933   33.67    to 33.95      8,713,522   1.52% to 1.72%    0.41%       11.08%     to  11.30%(9)
2005     211,282   30.31    to 30.51      6,440,048   1.52% to 1.72%    0.71%        5.04%     to   5.25%
2004     124,808   28.86    to 28.99      3,616,619   1.52% to 1.72%    0.38%(11)    6.87%(11) to   8.91%
2003      26,347               26.61        701,219            1.52%    0.38%                      27.66%
2002           5               20.85             95            1.52%    0.00%(4)                   -5.82%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Natural Resources Portfolio (Class 3)
2006      94,544    9.99    to 47.50(8)   4,473,238   0.85% to 1.72%    0.53%       -0.10%(23) to  22.50%(9)
2005      41,266   38.78    to 39.09      1,608,771   1.52% to 1.72%    0.34%       43.27%     to  43.55%
2004      13,871               27.23        377,750            1.52%    0.60%                      22.88%
2003       2,659               22.16         58,928            1.52%    0.84%                      45.11%
2002           7               15.27            104            1.52%    0.00%(4)                    3.90%(4)

Growth and Income Portfolio (Class VC)
2006     338,203   13.59    to 14.19      4,648,757   0.85% to 1.72%    1.46%        7.75%(23) to  15.27%(9)
2005     234,490   11.79    to 11.91      2,790,474   1.52% to 1.72%    1.18%        1.49%     to   1.69%
2004     147,215   11.62    to 11.71      1,723,529   1.52% to 1.72%    1.24%(13)    8.60%(13) to  10.96%
2003      56,637               10.56        597,903            1.52%    1.28%                      29.05%
2002          12                8.18             95            1.52%    0.00%(4)                   -5.59%(4)

Mid Cap Value Portfolio (Class VC)
2006         244               15.56          3,803            0.85%    0.00%(25)                  11.75%(25)
2005          --                  --             --              --       --                          --
2004          --                  --             --              --       --                          --
2003          --                  --             --              --       --                          --
2002          --                  --             --              --       --                          --

Aggressive Growth Portfolio (Class 1)
2006     437,597               17.60      7,704,037            1.52%    0.10%                      11.58%
2005     544,544               15.78      8,591,508            1.52%    0.00%                       7.10%
2004     642,749               14.73      9,468,882            1.52%    0.00%                      15.02%
2003     695,895               12.81      8,912,662            1.52%    0.00%                      26.52%
2002     803,064               10.12      8,129,261            1.52%    0.29%                     -25.83%

Alliance Growth Portfolio (Class 1)
2006     837,107               33.15     27,754,618            1.52%    0.12%                      -0.75%
2005   1,069,885               33.40     35,739,139            1.52%    0.38%                      14.86%
2004   1,299,688               29.08     37,797,322            1.52%    0.31%                       6.31%
2003   1,537,359               27.35     42,054,276            1.52%    0.26%                      23.91%
2002   1,771,359               22.08     39,103,613            1.52%    0.26%                     -32.33%

Blue Chip Growth Portfolio (Class 1)
2006     275,644                6.36      1,752,678            1.52%    0.24%                       4.97%
2005     286,791                6.06      1,737,179            1.52%    0.59%                       1.00%
2004     313,189                6.00      1,878,279            1.52%    0.16%                       3.65%
2003     301,164                5.78      1,742,597            1.52%    0.19%                      24.11%
2002     197,222                4.66        919,545            1.52%    0.32%                     -30.35%

Cash Management Portfolio (Class 1)
2006     731,417               13.39      9,796,654            1.52%    2.70%                       3.05%
2005     774,741               13.00     10,069,463            1.52%    0.92%                       1.24%
2004     834,881               12.84     10,718,308            1.52%    0.80%                      -0.70%
2003     875,653               12.93     11,320,723            1.52%    1.61%                      -0.85%
2002   2,120,213               13.04     27,666,979            1.52%    5.08%                      -0.16%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Corporate Bond Portfolio (Class 1)
2006     451,616               17.95      8,106,771            1.52%    4.25%                       4.26%
2005     615,116               17.22     10,590,606            1.52%    4.44%                       0.37%
2004     706,500               17.15     12,118,766            1.52%    4.89%                       5.21%
2003     854,203               16.30     13,926,798            1.52%    5.86%                      10.25%
2002     769,655               14.79     11,381,271            1.52%    6.85%                       5.84%

Davis Venture Value Portfolio (Class 1)
2006   1,246,273               39.03     48,642,189            1.52%    0.97%                      13.57%
2005   1,505,818               34.37     51,750,951            1.52%    0.99%                       8.94%
2004   1,723,559               31.55     54,372,456            1.52%    0.86%                      11.80%
2003   1,925,718               28.22     54,337,751            1.52%    0.86%                      31.11%
2002   2,185,704               21.52     47,039,545            1.52%    0.58%                     -18.00%

"Dogs" of Wall Street Portfolio (Class 1)
2006     204,092               13.07      2,666,848            1.52%    2.46%                      19.81%
2005     248,632               10.91      2,711,597            1.52%    2.29%                      -4.20%
2004     291,495               11.38      3,318,564            1.52%    2.28%                       7.97%
2003     295,977               10.54      3,120,684            1.52%    2.76%                      18.21%
2002     321,081                8.92      2,863,752            1.52%    1.68%                      -7.97%

Emerging Markets Portfolio (Class 1)
2006     507,829               19.23      9,766,665            1.52%    0.97%                      29.13%
2005     552,174               14.89      8,223,841            1.52%    0.34%                      35.14%
2004     522,719               11.02      5,760,779            1.52%    1.08%                      22.63%
2003     546,545                8.99      4,906,961            1.52%    0.00%                      50.29%
2002     560,976                5.98      3,351,330            1.52%    0.20%                      -8.55%

Federated American Leaders Portfolio (Class 1)
2006     380,114               20.86      7,930,109            1.52%    1.54%                      14.94%
2005     466,182               18.15      8,461,380            1.52%    1.47%                       3.09%
2004     591,397               17.60     10,406,604            1.52%    1.41%                       8.23%
2003     628,595               16.26     10,224,045            1.52%    1.58%                      25.65%
2002     689,455               12.94      8,924,710            1.52%    1.02%                     -20.98%

Global Bond Portfolio (Class 1)
2006     180,544               18.01      3,250,643            1.52%    9.05%                       2.30%
2005     227,066               17.60      3,996,385            1.52%    3.14%                       3.01%
2004     225,858               17.09      3,858,924            1.52%    0.00%                       2.40%
2003     247,753               16.69      4,133,971            1.52%    0.00%                       1.99%
2002     265,801               16.36      4,348,421            1.52%    1.67%                       4.36%

Global Equities Portfolio (Class 1)
2006     261,380               24.05      6,286,525            1.52%    0.91%                      22.00%
2005     309,442               19.71      6,100,144            1.52%    0.28%                      14.04%
2004     323,370               17.28      5,589,415            1.52%    0.29%                      10.18%
2003     411,886               15.69      6,461,769            1.52%    0.26%                      24.62%
2002     475,243               12.59      5,982,669            1.52%    0.00%                     -27.95%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Goldman Sachs Research Portfolio (Class 1)
2006     130,205                8.18      1,064,938            1.52%    0.33%                      14.89%
2005      97,904                7.12        697,009            1.52%    0.44%                       2.04%
2004     121,358                6.97        846,471            1.52%    0.00%                      11.31%
2003     104,419                6.27        654,480            1.52%    0.00%                      23.34%
2002      95,735                5.08        486,500            1.52%    0.00%                     -29.17%

Growth-Income Portfolio (Class 1)
2006     742,995               31.66     23,526,553            1.52%    0.70%                       5.81%
2005     919,440               29.92     27,515,259            1.52%    0.54%                       5.58%
2004   1,211,477               28.34     34,336,738            1.52%    0.68%                       9.85%
2003   1,403,729               25.80     36,217,891            1.52%    1.00%                      23.75%
2002   1,565,450               20.85     32,639,759            1.52%    0.82%                     -22.34%

Growth Opportunities Portfolio (Class 1)
2006     142,002                5.67        805,175            1.52%    0.00%                      11.73%
2005      94,760                5.07        480,912            1.52%    0.00%                       6.03%
2004     250,369                4.79      1,198,381            1.52%    0.00%                       4.57%
2003     179,378                4.58        821,018            1.52%    0.00%                      32.94%
2002     145,691                3.44        501,574            1.52%    0.00%                     -40.71%

High-Yield Bond Portfolio (Class 1)
2006     573,502               21.07     12,084,690            1.52%    7.55%                      12.94%
2005     620,626               18.66     11,579,603            1.52%    9.09%                       7.23%
2004     770,474               17.40     13,406,727            1.52%    8.71%                      15.69%
2003     964,322               15.04     14,496,501            1.52%    7.53%                      29.58%
2002     832,552               11.61      9,657,821            1.52%   13.09%                      -7.23%

International Diversified Equities Portfolio (Class 1)
2006     545,060               14.56      7,937,585            1.52%    0.40%                      21.59%
2005     650,604               11.98      7,791,843            1.52%    1.53%                      12.06%
2004     657,331               10.69      7,024,917            1.52%    1.92%                      14.73%
2003     742,717                9.31      6,917,952            1.52%    4.19%                      29.81%
2002     792,414                7.17      5,691,038            1.52%    0.00%                     -29.63%

International Growth & Income Portfolio (Class 1)
2006     618,360               18.92     11,697,749            1.52%    1.32%                      25.13%
2005     681,700               15.12     10,305,980            1.52%    0.89%                      12.56%
2004     697,293               13.43      9,365,125            1.52%    1.29%                      19.04%
2003     624,041               11.28      7,036,138            1.52%    1.29%                      34.86%
2002     701,797                8.37      5,867,467            1.52%    0.33%                     -22.12%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2006     385,451               23.49      9,055,026            1.52%    0.68%                      11.48%
2005     473,467               21.07      9,977,675            1.52%    0.79%                       6.10%
2004     514,492               19.86     10,218,994            1.52%    0.81%                      10.17%
2003     536,700               18.03      9,674,428            1.52%    0.85%                      20.64%
2002     567,941               14.94      8,484,530            1.52%    0.78%                     -22.18%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)        ($)       to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
MFS Mid-Cap Growth Portfolio (Class 1)
2006     459,103               10.89      4,999,231            1.52%    0.00%                       1.02%
2005     588,780               10.78      6,346,307            1.52%    0.00%                       1.63%
2004     671,951               10.61      7,126,580            1.52%    0.00%                      12.37%
2003     722,591                9.44      6,820,057            1.52%    0.00%                      35.17%
2002     666,404                6.98      4,653,371            1.52%    0.00%                     -47.97%

MFS Total Return Portfolio (Class 1)
2006     674,463               28.10     18,952,867            1.52%    2.36%                      10.31%
2005     790,163               25.47     20,129,311            1.52%    2.13%                       1.49%
2004     856,284               25.10     21,492,849            1.52%    0.19%                       9.63%
2003     868,964               22.89     19,894,747            1.52%    4.31%                      15.10%
2002     903,191               19.89     17,966,421            1.52%    1.92%                      -6.28%

Putnam Growth: Voyager Portfolio (Class 1)
2006     370,504               19.02      7,044,969            1.52%    0.02%                       4.19%
2005     473,972               18.25      8,650,232            1.52%    0.60%                       4.47%
2004     559,649               17.47      9,777,261            1.52%    0.13%                       3.42%
2003     637,107               16.90     10,764,920            1.52%    0.26%                      22.15%
2002     707,074               13.83      9,779,310            1.52%    0.17%                     -27.57%

Real Estate Portfolio (Class 1)
2006     223,005               31.58      7,042,071            1.52%    1.30%                      32.46%
2005     254,015               23.84      6,055,622            1.52%    1.99%                      11.58%
2004     301,047               21.36      6,431,727            1.52%    2.56%                      32.53%
2003     340,288               16.12      5,485,425            1.52%    2.92%                      35.91%
2002     304,254               11.86      3,608,508            1.52%    2.68%                       4.60%

SunAmerica Balanced Portfolio (Class 1)
2006     507,142               16.40      8,315,962            1.52%    2.57%                       9.19%
2005     668,675               15.02     10,041,574            1.52%    2.39%                       0.36%
2004     849,220               14.96     12,707,363            1.52%    1.49%                       5.16%
2003     944,344               14.23     13,433,997            1.52%    2.27%                      13.38%
2002   1,013,190               12.55     12,707,426            1.52%    2.51%                     -16.45%

Technology Portfolio (Class 1)
2006     280,818                2.40        675,112            1.52%    0.00%                      -0.40%
2005     311,559                2.41        751,974            1.52%    0.00%                      -1.71%
2004     424,341                2.45      1,041,756            1.52%    0.00%                      -4.00%
2003     437,111                2.56      1,117,979            1.52%    0.00%                      48.49%
2002     199,441                1.72        343,634            1.52%    0.00%                     -50.12%

Telecom Utility Portfolio (Class 1)
2006     146,551               15.19      2,226,218            1.52%    3.66%                      24.60%
2005     174,618               12.19      2,128,916            1.52%    4.13%                       4.91%
2004     203,888               11.62      2,369,337            1.52%    4.54%                      15.01%
2003     238,977               10.10      2,413,780            1.52%    6.08%                      16.98%
2002     294,108                8.64      2,539,689            1.52%    8.82%                     -24.92%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)        ($)       to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Worldwide High Income Portfolio (Class 1)
2006     147,377               21.40      3,154,236            1.52%    7.19%                       7.98%
2005     179,125               19.82      3,550,350            1.52%    7.41%                       5.69%
2004     228,525               18.75      4,285,555            1.52%    6.03%                       7.77%
2003     271,450               17.40      4,723,520            1.52%    8.16%                      24.04%
2002     308,909               14.03      4,333,598            1.52%   12.11%                      -1.89%

Aggressive Growth Portfolio (Class 3)
2006      77,923   17.16    to 17.35      1,346,722   1.52% to 1.72%    0.00%       11.08%     to  11.30%(9)
2005      61,576   15.45    to 15.59        956,442   1.52% to 1.72%    0.00%        6.61%     to   6.83%
2004      17,532   14.49    to 14.59        255,686   1.52% to 1.72%    0.00%(12)   14.70%(12) to  14.74%
2003       3,774               12.72         48,008            1.52%    0.00%                      26.22%
2002           9               10.08             95            1.52%    0.00%(4)                   -5.28%(4)

Alliance Growth Portfolio (Class 3)
2006     300,705    8.18    to 32.25(8)   9,641,133   0.85% to 1.77%    0.00%       -0.98%(23) to   3.53%(9)(24)
2005     168,890   32.74    to 32.96(8)   5,560,552   1.52% to 1.72%    0.20%       14.35%     to  14.58%(9)
2004     106,128   28.63    to 28.76(8)   3,051,320   1.52% to 1.72%    0.12%(11)    3.17%(11) to   6.06%
2003      29,285   26.93    to 27.12(8)     794,091   1.52% to 1.70%    0.10%       23.62%     to  29.48%(6)(9)
2002           4               21.94             93            1.52%    0.00%(4)                   -7.72%(4)

American Funds Asset Allocation SAST Portfolio (Class 3)
2006         599               10.53          6,306            1.52%    0.00%(24)                   5.34%(24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

American Funds Global Growth SAST Portfolio (Class 3)
2006       2,269   10.76    to 10.77         24,436   1.52% to 1.77%    0.00%(24)   7.64%(24)  to   7.68%(24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

American Funds Growth SAST Portfolio (Class 3)
2006         788               10.66          8,397            1.52%    0.00%(24)                  6.56% (24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

American Funds Growth-Income SAST Portfolio (Class 3)
2006         971   10.53    to 10.54         10,234   1.52% to 1.77%   0.00%(24)     5.31%(24) to  5.37% (24)
2005          --                  --             --     --                --                          --
2004          --                  --             --     --                --                          --
2003          --                  --             --     --                --                          --
2002          --                  --             --     --                --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Blue Chip Growth Portfolio (Class 3)
2006     150,701    6.23    to  6.29        947,008   1.52% to 1.72%    0.01%        4.50%     to   4.71%(9)
2005     104,205    5.96    to  6.01        625,794   1.52% to 1.72%    0.34%        0.54%     to   0.74%
2004      90,245    5.93    to  5.96        538,030   1.52% to 1.72%    0.00%(12)    3.40%     to   5.09%(12)
2003      26,106                5.77        150,606            1.52%    0.00%                      23.82%
2002          20                4.66             93            1.52%    0.00%(4)                   -7.79%(4)

Cash Management Portfolio (Class 3)
2006     425,399   13.13    to 13.24      5,623,721   1.52% to 1.72%    2.50%        2.59%     to   2.80%(9)
2005     290,399   12.80    to 12.88      3,736,540   1.52% to 1.72%    0.68%        0.79%     to   0.99%
2004     196,031   12.70    to 12.76      2,499,256   1.52% to 1.72%    0.67%(11)   -0.94%     to  -1.08%(11)
2003      42,525               12.88        547,633            1.52%    2.62%                      -1.08%
2002          13               13.02            167            1.52%    0.00%(4)                   -0.05%(4)

Corporate Bond Portfolio (Class 3)
2006     463,834   14.74    to 17.50(8)   8,169,397   0.85% to 1.77%    4.67%        1.20%(24) to   5.29%(23)
2005     256,794   16.94    to 17.00      4,361,739   1.52% to 1.72%    4.90%       -0.08%     to   0.12%
2004     126,413   16.95    to 16.97      2,145,636   1.52% to 1.72%    6.44%(14)    3.92%(14) to   4.95%
2003      14,174               16.17        229,242            1.52%    6.93%                       9.99%
2002           7               14.70            103            1.52%    0.00%(4)                    2.26%(4)

Davis Venture Value Portfolio (Class 3)
2006     572,565   15.61    to 38.10(8)  21,928,071   0.85% to 1.77%    0.86%        7.31%(24) to   9 32%(9)(23)
2005     384,255   33.80    to 34.02     13,056,828   1.52% to 1.72%    0.91%        8.46%     to   8.67%
2004     205,799   31.17    to 31.30      6,438,772   1.52% to 1.72%    0.86%       11.31%     to  11.53%
2003      44,237   28.00    to 28.07      1,241,662   1.52% to 1.72%    0.98%       12.82%(5)  to  30.80%
2002           5               21.46             97            1.52%    0.00%(4)                   -3.28%(4)

"Dogs" of Wall Street Portfolio (Class 3)
2006      68,585   12.80    to 12.92        884,327   1.52% to 1.72%    2.39%       19.28%     to  19.51%(9)
2005      48,766   10.73    to 10.81        526,764   1.52% to 1.72%    2.81%       -4.63%     to  -4.44%
2004      26,019               11.31        294,247            1.52%    2.46%                       7.71%
2003      21,567               10.50        226,446            1.52%    2.77%                      17.94%
2002          11                8.90             98            1.52%    0.00%(4)                   -2.99%(4)

Emerging Markets Portfolio (Class 3)
2006     257,317   18.77    to 23.98      4,870,287   0.85% to 1.77%    0.93%        7.19%(23) to  16.78%(9)(24)
2005     134,903   14.62    to 14.74      1,979,457   1.52% to 1.72%    0.16%       34.53%     to  34.80%
2004      34,037   10.87    to 10.93        371,993   1.52% to 1.72%    1.17%(12)   14.87%(12) to  22.39%
2003       8,343                8.93         74,541            1.52%    0.00%                      49.93%
2002          16                5.96             96            1.52%    0.00%(4)                   -4.09%(4)

Federated American Leaders Portfolio (Class 3)
2006     111,322   13.39    to 20.41(8)   2,252,952   0.85% to 1.72%    1.46%       11.10%(23) to  14.42%(9)
2005      95,469   17.84    to 17.97      1,713,862   1.52% to 1.72%    1.51%        2.63%     to   2.84%
2004      58,551   17.38    to 17.47      1,022,770   1.52% to 1.72%    1.48%(14)   6.22% (14) to   7.98%
2003      18,228               16.18        295,007            1.52%    1.85%                      25.34%
2002           8               12.91             97            1.52%    0.00%(4)                   -3.15%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)        ($)       to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Foreign Value Portfolio (Class 3)
2006     814,527   11.20    to 19.75(8)  16,124,959   0.85% to 1.72%    0.98%       11.98%(23) to  24.88%(9)
2005     662,267   15.81    to 15.92     10,525,402   1.52% to 1.72%    0.00%        8.06%     to   8.28%
2004     342,611   14.63    to 14.70      5,034,728   1.52% to 1.72%    1.57%(11)   14.41%(11) to  17.96%
2003      62,862               12.46        783,476            1.52%    0.08%                      32.49%
2002          10                9.41             95            1.52%    0.00%(4)                   -5.55%(4)

Global Bond Portfolio (Class 3)
2006      65,124   13.39    to 17.59(8)   1,132,188   0.85% to 1.72%   10.68%        1.47%(23) to   1.84%(9)
2005      29,033   17.27    to 17.44        505,879   1.52% to 1.72%    3.50%        2.55%     to   2.76%
2004      10,789   16.84    to 16.97        183,008   1.52% to 1.72%    0.00%(15)   -0.34%(15) to   2.14%
2003       9,261               16.61        153,849            1.52%    0.00%                       1.76%
2002           6               16.32            102            1.52%    0.00%(4)                    1.73%(4)

Global Equities Portfolio (Class 3)
2006      57,896   23.52    to 23.71(8)   1,371,519   1.52% to 1.72%    0.80%       21.46%     to  21.70%(9)
2005      33,331   19.37    to 19.49(8)     649,995   1.52% to 1.72%    0.08%       13.53%     to  13.76%(9)
2004      11,836   17.06    to 17.13(8)     202,738   1.52% to 1.72%    0.15%(18)    9.91%     to  19.21%(18)(9)
2003       1,059   15.58    to 15.66(8)      16,530   1.52% to 1.70%    0.13%       24.21%     to  32.45%(6)(9)
2002           8               12.55             96            1.52%    0.00%(4)                   -4.63%(4)

Goldman Sachs Research Portfolio (Class 3)
2006      53,332    7.99    to  8.06        429,275   1.52% to 1.72%    0.11%       14.37%     to  14.60%(9)
2005      30,873    6.99    to  7.03        217,096   1.52% to 1.72%    0.30%        1.58%     to   1.79%
2004      10,719                6.91         74,066            1.52%    0.00%                      11.03%
2003       6,374                6.22         39,667            1.52%    0.00%                      23.05%
2002          19                5.06             94            1.52%    0.00%(4)                   -6.13%(4)

Growth-Income Portfolio (Class 3)
2006      25,329   10.35    to 30.96(8)     753,327   0.85% to 1.72%    0.53%        3.91%(23) to   5.33%(9)
2005      19,199   29.39    to 29.61        568,321   1.52% to 1.72%    0.36%        5.11%     to   5.32%
2004      16,698   27.96    to 28.12        469,316   1.52% to 1.72%    0.61%(18)    9.58%     to  15.88%(18)
2003       3,707               25.66         95,119            1.52%    1.21%                      23.43%
2002           5               20.79             96            1.52%    0.00%(4)                   -4.27%(4)

Growth Opportunities Portfolio (Class 3)
2006     212,701    5.55    to  5.60(8)   1,189,111   1.52% to 1.77%    0.00%        5.45%(24) to  11.45%(9)
2005      33,007    4.99    to  5.03        165,901   1.52% to 1.72%    0.00%        5.55%     to   5.76%
2004      22,197                4.75        105,511            1.52%    0.00%                       4.31%
2003      11,799                4.56         53,763            1.52%    0.00%                      32.64%
2002          26                3.44             91            1.52%    0.00%(4)                   -9.56%(4)

High-Yield Bond Portfolio (Class 3)
2006      83,697   15.02    to 20.62(8)   1,708,412   0.85% to 1.72%    8.36%        8.08%(23) to  12.43%(9)
2005      61,970   18.34    to 19.49      1,145,172   1.52% to 1.72%   11.33%        6.74%     to   6.96%
2004      31,726   17.18    to 17.29        548,015   1.52% to 1.72%   10.52%(16)   13.06% (16)to  15.41%
2003      11,768               14.98        176,263            1.52%    7.34%                      29.27%
2002           9               11.59            101            1.52%    0.00%(4)                    0.45%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
International Diversified Equities Portfolio (Class 3)
2006     774,274   14.24    to 14.41     11,143,193   1.52% to 1.77%    0.25%        9.45%(24) to  21.29%
2005     557,074   11.80    to 11.88      6,612,819   1.52% to 1.72%    1.51%       11.57%     to  11.79%
2004     311,460   10.58    to 10.63      3,309,374   1.52% to 1.72%    2.35%(13)    9.98%(13) to  14.46%
2003      60,439                9.29        561,266            1.52%    6.55%                      29.52%
2002          14                7.17             99            1.52%    0.00%(4)                   -1.64%(4)

International Growth and Income Portfolio (Class 3)
2006     227,007   15.16    to 18.50(8)   4,207,621   0.85% to 1.77%    1.33%        9.17%(23) to   9.95%(9)(24)
2005      85,088   14.87    to 14.94      1,270,549   1.52% to 1.72%    0.70%       12.06%     to  12.29%
2004      74,675   13.27    to 13.30        993,244   1.52% to 1.72%   1.38%(11)    15.47%(11) to  18.75%
2003      20,248               11.20        226,874            1.52%    2.24%                      34.51%
2002          12                8.33             98            1.52%    0.00%(4)                   -2.84%(4)

Marsico Growth Portfolio (Class 3)
2006     108,098   10.38    to 12.06      1,302,180   0.85% to 1.52%    0.00%        3.80%(23) to   8.51%(24)
2005      70,568               11.30        797,304            1.52%    0.00%                       8.77%
2004      48,359               10.39        502,317            1.52%    0.00%                       9.31%
2003       8,026                9.50         76,272            1.52%    0.00%                      27.96%
2002          13                7.43             95            1.52%   0.00%(4)                    -5.19%(4)

MFS Massachusetts Investors Trust Portfolio (Class 3)
2006     120,382   23.04    to 23.24      2,793,929   1.52% to 1.72%    0.50%       10.97%     to  11.20%(9)
2005     104,310   20.77    to 20.90      2,177,911   1.52% to 1.72%    0.65%        5.62%     to   5.84%
2004      62,425   19.66    to 19.75      1,232,378   1.52% to 1.72%   0.78%(11)     8.09%(11) to   9.90%
2003      13,304               17.97        239,068            1.52%    0.92%                      20.36%
2002           6               14.93             95            1.52%    0.00%(4)                   -4.98%(4)

MFS Mid Cap Growth Portfolio (Class 3)
2006     389,077    8.87    to 10.66(8)   4,158,703   0.85% to 1.72%    0.00%       -3.52%(23) to   0.57%(9)
2005     296,165   10.60    to 10.67(8)   3,154,555   1.52% to 1.72%    0.00%        1.17%     to   1.38%
2004     148,387   10.48    to 10.53(8)   1,561,584   1.52% to 1.72%    0.00%       11.87%     to  12.09%(9)
2003      57,625    9.39    to  9.41(8)     541,241   1.52% to 1.70%    0.00%       34.85%(5)  to  38.01%(6)(9)
2002          14                6.96             94            1.52%    0.00%(4)                   -6.17%(4)

MFS Total Return Portfolio (Class 3)
2006     259,391   15.97    to 27.51(8)   7,118,917   0.85% to 1.72%    2.34%        7.58%(23) to   9.81%(9)
2005     184,819   25.06    to 25.24      4,658,623   1.52% to 1.72%    2.17%        1.04%     to   1.24%
2004      91,432   24.80    to 24.93      2,278,458   1.52% to 1.72%    0.21%        9.14%     to   9.36%
2003      19,335   22.72    to 22.80        440,793   1.52% to 1.72%    8.42%        6.00%(5)  to  14.83%
2002           5               19.85             98            1.52%   0.00%(4)                    -2.46%(4)

Putnam Growth: Voyager Portfolio (Class 3)
2006      10,678   18.56    to 18.76        199,450   1.52% to 1.72%    0.00%        3.72%     to   6.92%(24)
2005      10,856   17.89    to 18.06        195,345   1.52% to 1.72%    0.39%        4.00%     to   4.21%
2004      10,772   17.21    to 17.33        186,180   1.52% to 1.72%    0.00%        3.16%     to   9.71%(19)
2003         347               16.80          5,832            1.52%    0.00%                      21.84%
2002           7               13.78             94            1.52%    0.00%(4)                   -6.47%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Real Estate Portfolio (Class 3)
2006     149,616   30.86    to 38.25      4,656,301   0.85% to 1.77%    1.29%        9.33%(24) to  21.10%(9)(23)
2005      70,662   23.45    to 23.62      1,665,654   1.52% to 1.72%    2.03%       11.09%     to  11.31%
2004      28,942   21.11    to 21.22        613,632   1.52% to 1.72%    3.21%(22)   31.19%(22) to  32.21%
2003       5,331               16.05         85,564            1.52%    2.95%                      35.60%
2002           9               11.84            101            1.52%    0.00%(4)                   0.99% (4)

Small & Mid Cap Value Portfolio (Class 3)
2006     461,228   10.40    to 18.14(8)   8,418,212   0.85% to 1.77%    0.08%        4.03%(23) to   7.23%(9)(24)
2005     309,076   16.32    to 16.43      5,066,516   1.52% to 1.72%    0.00%        3.99%     to   4.20%
2004     130,336   15.69    to 15.77      2,054,680   1.52% to 1.72%    0.45%(13)   12.20%(13) to  16.05%
2003      41,560               13.59        564,741            1.52%    0.01%                      34.25%
2002          10               10.12             97            1.52%    0.00%(4)                   -3.27%(4)

Small Company Value Portfolio (Class 3)
2006      83,068   10.09    to 10.16        840,233   0.85% to 1.77%    0.00%(23)    1.64%(23) to   8.03%(9)(24)
2005          --                  --             --              --       --                          --
2004          --                  --             --              --       --                          --
2003          --                  --             --              --       --                          --
2002          --                  --             --              --       --                          --

SunAmerica Balanced Portfolio (Class 3)
2006      38,174   16.03    to 16.19        616,993   1.52% to 1.72%    2.48%        8.70%     to   8.92%(9)
2005      28,188   14.75    to 14.86        418,300   1.52% to 1.72%    2.44%       -0.09%     to   0.11%
2004      19,272   14.76    to 14.84        285,657   1.52% to 1.72%    1.66%(20)    3.81%(20) to   4.91%
2003       8,383               14.15        118,608            1.52%    2.74%                      13.11%
2002           8               12.51             97            1.52%    0.00%(4)                   -3.76%(4)

Technology Portfolio (Class 3)
2006     291,032    2.35    to  2.37(8)     689,041   1.52% to 1.72%    0.00%       -0.85%     to   3.11%(9)
2005     170,624    2.37    to  2.39(8)     407,471   1.52% to 1.70%    0.00%       -2.16%     to  -1.97%(9)
2004      84,487    2.39    to  2.44        205,850   1.52% to 1.70%    0.00%       -5.34%     to  -4.24%
2003      47,049    2.53    to  2.54(8)     119,727   1.52% to 1.70%    0.00%       48.20%(5)  to  49.29%(6)(9)
2002          49                1.72             84            1.52%    0.00%(4)                  -16.19%(4)

Telecom Utility Portfolio (Class 3)
2006      11,768               15.02        176,763            1.52%    3.85%        9.76%(24) to  24.28%
2005       6,378               12.09         77,085            1.52%    4.21%                       4.66%
2004       3,520               11.55         40,653            1.52%    4.13%                      14.72%
2003       1,443               10.07         14,522            1.52%    9.16%                      16.76%
2002          12                8.62            102            1.52%    0.00%(4)                    1.51%(4)

Worldwide High Income Portfolio (Class 3)
2006      27,903   14.75    to 21.17        584,827   0.85% to 1.52%    8.60%        6.18%(23) to   7.72%(9)
2005      17,131               19.66        336,776            1.52%    8.13%                       5.43%
2004      12,255               18.65        228,508            1.52%    8.78%                       7.50%
2003         875               17.34         15,184            1.52%    6.26%                      23.94%
2002           7               13.99            101            1.52%    0.00%(4)                    0.88%(4)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Comstock Portfolio (Class II)
2006     318,475   14.15    to 14.62(8)   4,538,092   0.85% to 1.72%    1.14%       10.07%(23) to  14.07%(9)
2005     239,201   12.41    to 12.46      2,978,425   1.52% to 1.72%    0.70%        2.34%     to   2.54%
2004     117,253   12.13(8) to 12.15)     1,423,797   1.52% to 1.72%    0.44%       15.43%     to  15.66%
2003      26,868   10.50    to 10.50(8)     282,212   1.52% to 1.72%    0.14%        9.41%(5)  to  28.80%(5)(9)
2002          12                8.15             96            1.52%    0.00%(4)                   -4.54%(4)

Strategic Growth Portfolio (Class II)
2006      57,937    9.79    to 10.03(8)     571,367   0.85% to 1.72%    0.00%       -3.61%(23) to   0.87%(9)
2005      34,442    9.70    to  9.76        336,082   1.52% to 1.72%    0.01%        5.80%     to   6.01%
2004      25,863                9.21        238,142            1.52%    0.00%                       5.17%
2003       9,368                8.76         82,020            1.52%    0.00%                      25.12%
2002          13                7.00             93            1.52%    0.00%(4)                   -7.90%(4)

Growth and Income Portfolio (Class II)
2006     816,855   15.24    to 15.99(8)  12,527,095   0.85% to 1.77%    0.85%        5.98%(24) to   9.51%(9)(23)
2005     587,154   13.34    to 13.43      7,878,228   1.52% to 1.72%    0.71%        7.85%     to   8.07%
2004     342,208   12.37    to 12.43      4,251,416   1.52% to 1.72%    0.44%(11)   10.64%(11) to  12.41%
2003      74,112               11.06        819,437            1.52%    0.15%                      25.77%
2002          11                8.79             98            1.52%    0.00%(4)                   -2.44%(4)

Balanced Portfolio (Class 2)
2006   1,264,527    9.91    to  9.98     12,593,462   1.55% to 1.70%    1.94%        8.51%     to   8.68%
2005   1,050,099    9.13    to  9.18      9,626,781   1.55% to 1.70%    1.65%        3.94%     to   4.10%
2004     837,835    8.79    to  8.82      7,381,186   1.55% to 1.70%    1.77%        7.98%     to   8.15%
2003     355,002    8.14    to  8.16      2,893,888   1.55% to 1.70%    1.17%(6)    23.52%(6)  to  23.69%(6)
2002          --                  --             --              --       --                          --

Conservative Balanced Portfolio (Class 2)
2006     187,469    7.12    to  7.16      1,338,688   1.55% to 1.70%    2.62%        6.67%     to   6.83%
2005     199,708    6.67    to  6.70      1,336,226   1.55% to 1.70%    2.05%        2.61%     to   2.76%
2004     124,231    6.50    to  6.52        809,327   1.55% to 1.70%    1.64%        6.06%     to   6.22%
2003      25,358    6.13    to  6.14        155,710   1.55% to 1.70%    0.01%(6)    16.28%(6)  to  16.44%(6)
2002          --                  --             --              --       --                          --

Conservative Growth Portfolio (Class 2)
2006     266,719   10.54    to 10.60      2,821,107   1.55% to 1.70%    1.43%       10.06%     to  10.22%
2005     216,996    9.57    to  9.62      2,083,716   1.55% to 1.70%    1.10%        4.91%     to   5.07%
2004     212,494    9.13    to  9.16      1,942,961   1.55% to 1.70%    1.20%        9.70%     to   9.86%
2003     129,839    8.32    to  8.33      1,081,845   1.55% to 1.70%    0.72%(6)    30.99%(6)  to  31.16%(6)
2002          --                  --             --              --       --                          --

Equity Income Fund (Class 2)
2006     237,372   10.20    to 10.29      2,435,451   1.55% to 1.70%    1.27%       15.87%     to  16.04%
2005      97,115    8.81    to  8.86        859,272   1.55% to 1.70%    1.35%        8.13%     to   8.29%
2004      51,257    8.15    to  8.19        419,245   1.55% to 1.70%    1.57%       16.82%     to  16.99%
2003      22,122    6.97    to  7.00        154,694   1.55% to 1.70%    0.13%(6)    34.28%(6)  to  34.46%(6)
2002          --                  --             --              --       --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
Flexible Income Portfolio (Class 2)
2006     322,522    8.06    to  8.12      2,617,099   1.55% to 1.70%    3.78%        4.82%     to   4.97%
2005     290,648    7.69    to  7.74      2,246,873   1.55% to 1.70%    2.80%        1.36%     to   1.51%
2004     170,203    7.59    to  7.62      1,296,536   1.55% to 1.70%    3.15%        4.45%     to   4.61%
2003     100,809    7.27    to  7.29        734,464   1.55% to 1.70%    2.32%(6)    11.79%(6)  to  11.94%(6)
2002          --                  --             --     --                --                          --

Growth Fund (Class 2)
2006      12,939    7.05    to  7.11         91,760   1.55% to 1.70%    0.00%        2.86%     to   3.02%
2005      13,285    6.86    to  6.90         91,302   1.55% to 1.70%    0.25%        5.36%     to   5.53%
2004       9,723    6.51    to  6.54         63,319   1.55% to 1.70%    0.00%        6.19%     to   6.35%
2003       9,520    6.13    to  6.15         58,372   1.55% to 1.70%    0.00%(6)    34.42%(6)  to  34.59%(6)
2002          --                  --             --     --                --                          --

Growth & Income Fund (Class 2)
2006      24,521    6.89    to  6.93        169,811   1.55% to 1.70%    1.14%        9.78%     to   9.94%
2005       8,582    6.28    to  6.30         54,105   1.55% to 1.70%    0.93%        1.23%     to   1.38%
2004       8,354    6.20    to  6.22         51,882   1.55% to 1.70%    0.70%        6.95%     to   7.11%
2003       4,329    5.80    to  5.81         25,129   1.55% to 1.70%    0.29%(6)    31.57%(6)  to  31.74%(6)
2002          --                  --             --     --                --                          --

Income Fund (Class 2)
2006      86,140    7.11    to  7.16        614,681   1.55% to 1.70%    4.27%        2.82%     to   2.98%
2005      53,200    6.91    to  6.95        369,062   1.55% to 1.70%    4.79%        0.34%     to   0.49%
2004      43,498    6.89    to  6.92        300,297   1.55% to 1.70%    4.44%        3.54%     to   3.69%
2003      25,314    6.66    to  6.67        168,795   1.55% to 1.70%    0.06%(6)     6.75%(6)  to   6.89%(6)
2002          --                  --             --     --                --                          --

International Growth Fund (Class 2)
2006      69,779    7.60    to  7.68        534,057   1.55% to 1.70%    1.30%       18.24%     to  18.42%
2005       5,529    6.43    to  6.49         35,863   1.55% to 1.70%    1.48%       15.61%     to  15.79%
2004       5,190    5.56    to  5.60         29,079   1.55% to 1.70%    1.11%       11.42%     to  11.58%
2003       4,016    4.99    to  5.02         20,168   1.55% to 1.70%    0.08%(6)    40.91%(6)  to  41.07%(6)
2002          --                  --             --     --                --                          --

Mid Cap Stock Fund (Class 2)
2006     198,267   10.52    to 10.57      2,090,330   1.55% to 1.70%    1.45%       14.60%     to  14.77%
2005      61,092    9.18    to  9.21        562,097   1.55% to 1.70%    0.25%       11.21%     to  11.38%
2004      19,419    8.26    to  8.27        160,534   1.55% to 1.70%    0.13%       12.35%     to  12.52%
2003       4,318    7.35    to  7.35         31,722   1.55% to 1.70%    0.01%(6)    31.04%(6)  to  31.22%(6)
2002          --                  --             --     --                --                          --

Money Market Fund (Class 2)
2006       4,510    5.79    to  5.84         26,100   1.55% to 1.70%    4.00%        2.35%     to   2.51%
2005       9,742    5.65    to  5.69         55,269   1.55% to 1.70%    2.26%        0.62%     to   0.77%
2004       5,228    5.62    to  5.65         29,529   1.55% to 1.70%    0.48%       -1.09%     to  -0.94%
2003          25    5.68    to  5.70            139   1.55% to 1.70%    0.00%(6)    -1.18%(6)  to  -1.05%(6)
2002          --                  --             --     --                --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

                       At December 31                               For the Year Ended December 31
      ---------------------------------------------   ----------------------------------------------------------
                    Unit Fair Value                    Expense Ratio   Investment
                       Lowest to         Net Assets       Lowest         Income             Total Return
Year     Units      Highest ($) (10)         ($)      to Highest (1)    Ratio (2)       Lowest to Highest (3)
----  ----------  ------------------    -----------   --------------   ----------   ----------------------------
REIT Fund (Class 2)
2006      19,651   20.94    to 21.27        416,984   1.55% to 1.70%    2.38%       30.66%     to  30.86%
2005      18,530   16.03    to 16.26        300,851   1.55% to 1.70%    1.97%        7.27%     to   7.43%
2004       9,622   14.94    to 15.13        145,598   1.55% to 1.70%    0.64%       29.89%     to  31.18%
2003          20   11.50    to 11.54            230   1.55% to 1.70%    0.00%(7)     8.45%(7)  to   8.82%(7)
2002          --                  --             --     --                --                          --

Short Term Income Fund (Class 2)
2006       9,201    6.55    to  6.59         60,649   1.55% to 1.70%    4.09%        2.48%     to   2.64%
2005      11,299    6.39    to  6.42         72,564   1.55% to 1.70%    4.40%        0.05%     to   0.20%
2004      23,867    6.39    to  6.41        152,942   1.55% to 1.70%    3.38%       -0.11%     to   0.04%
2003       3,358    6.40    to  6.41         21,515   1.55% to 1.70%    0.28%(6)     2.74%(6)  to   2.87%(6)
2002          --                  --             --     --                --                          --

Small Cap Stock Fund (Class 2)
2006      21,949    6.69    to  6.74        147,613   1.55% to 1.70%    0.00%        4.78%     to   4.94%
2005      11,407    6.38    to  6.42         73,279   1.55% to 1.70%    0.00%       -3.70%     to  -3.55%
2004       7,371    6.63    to  6.66         49,101   1.55% to 1.70%    0.00%        2.73%     to   2.89%
2003       3,772    6.45    to  6.47         24,423   1.55% to 1.70%    0.00%(6)    73.79%(6)  to  74.03%(6)
2002          --                  --             --     --                --                          --

Strategic Growth Portfolio (Class 2)
2006      36,290   11.58    to 11.66        422,702   1.55% to 1.70%    0.76%       10.87%     to  11.03%
2005      33,246   10.44    to 10.50        348,477   1.55% to 1.70%    0.51%        5.66%     to   5.82%
2004      33,033    9.88    to  9.93        327,597   1.55% to 1.70%    0.61%       10.64%     to  10.81%
2003      25,846    8.93    to  8.96        231,464   1.55% to 1.70%    0.87%(6)    36.78%(6)  to  36.97%(6)
2002          --                  --             --     --                --                          --

U.S. Government Securities Fund (Class 2)
2006       1,096    6.52    to  6.56          7,180   1.55% to 1.70%    1.50%        2.47%     to   2.62%
2005       5,928    6.36    to  6.39         37,739   1.55% to 1.70%    4.10%        0.30%     to   0.45%
2004       7,831    6.34    to  6.36         49,734   1.55% to 1.70%    3.08%        1.84%     to   1.99%
2003      23,852    6.23    to  6.24        148,541   1.55% to 1.70%    5.16%(6)     0.17%(6)  to   0.30%(6)
2002          --                  --             --     --                --                          --

West Coast Equity Fund (Class 2)
2006      76,311   12.20    to 12.29        934,338   1.55% to 1.70%    0.23%        9.87%     to  10.03%
2005      22,993   11.10    to 11.17        256,336   1.55% to 1.70%    0.40%        6.47%     to   6.63%
2004       5,788   10.43    to 10.48         60,560   1.55% to 1.70%    0.12%       10.82%     to  10.99%
2003       1,354    9.41    to  9.44         12,777   1.55% to 1.70%    0.00%(6)    46.11%(6)  to  46.30%(6)
2002          --                  --             --     --                --                          --

Columbia High Yield Fund, Variable Series (Class A)
2006      11,356   15.75    to 15.95        179,520   1.52% to 1.72%    2.78%       4.71%(24)  to   9.35%(9)
2005       6,412   14.40    to 14.50         92,586   1.52% to 1.72%    0.17%       0.41%      to   0.61%
2004       2,055   14.34    to 14.41         29,576   1.52% to 1.72%   14.18%       9.51%      to   9.73%
2003          16   13.10    to 13.13            216   1.52% to 1.72%    6.20%(5)    8.30%(5)   to   8.37%(5)
2002          --                  --             --     --                --                          --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (continued)

Columbia Marsico Focused Equities Fund, Variable Series (Class A)

2006  37,098   11.87    to 11.97  442,153   1.52% to 1.72%  0.00%     6.42%     to   6.64%(9)(24)
2005  11,382   11.16    to 11.22  127,409   1.52% to 1.72%  0.00%     8.43%     to   8.65%
2004   2,732   10.29    to 10.33   28,206   1.52% to 1.72%  0.00%     9.45%     to   9.67%
2003      22    9.40    to  9.42      214   1.52% to 1.72%  0.00%(5)  6.99%(5)  to   7.06%(5)
2002      --                  --       --     --              --                       --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)  For the period from December 2, 2002 (inception) to December 31, 2002.

(5)  For the period from September 3, 2003 (inception) to December 31, 2003.

(6)  For the period from February 11, 2003 (inception) to December 31, 2003.

(7)  For the period from October 1, 2003 (inception) to December 31, 2003.

(8) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(9) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(10) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual contract unit fair values are not within the ranges presented.

(11) For the period from January 15, 2004 (inception) to December 31, 2004.

(12) For the period from March 26, 2004 (inception) to December 31, 2004.

(13) For the period from January 22, 2004 (inception) to December 31, 2004.

(14) For the period from April 13, 2004 (inception) to December 31, 2004.

(15) For the period from December 20, 2004 (inception) to December 31, 2004.

(16) For the period from April 8, 2004 (inception) to December 31, 2004.

(17) For the period from November 29, 2004 (inception) to December 31, 2004.

(18) For the period from August 12, 2004 (inception) to December 31, 2004.

(19) For the period from August 31, 2004 (inception) to December 31, 2004.

(20) For the period from April 1, 2004 (inception) to December 31, 2004.

(21) For the period from January 26, 2004 (inception) to December 31, 2004.

(22) For the period from April 19, 2004 (inception) to December 31, 2004.

(23) For the period from May 1, 2006 (inception) to December 31, 2006.

(24) For the period from September 29, 2006 (inception) to December 31, 2006.

(25) For the period from August 28, 2006 (inception) to December 31, 2006.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                                      INDEX

                                                                         Page
                                                                       Number(s)
                                                                       ---------
Report of Independent Registered Public Accounting Firm                      --

Balance Sheet - December 31, 2006 and 2005                                    1

Statement of Income and Comprehensive Income - Years Ended
   December 31, 2006, 2005, and 2004                                     2 to 3

Statement of Cash Flows - Years Ended December 31, 2006, 2005, and
   2004                                                                  4 to 5

Notes to Financial Statements                                           6 to 27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                  DECEMBER 31,

                                                  2006        2005
                                              ----------   ----------
                                                   (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments            $  108,236   $   53,538
   Bonds, notes and redeemable preferred
      stocks available for sale, at
      fair value (amortized cost: 2006,
      $4,392,946; 2005, $3,635,776)            4,371,073    3,617,449
      Mortgage loans                             401,855      359,440
      Policy loans                                29,359       30,721
   Common stocks available for sale, at
      fair value (cost: 2006, $0; 2005,
      $ 700)                                          --        1,319
   Securities lending collateral, at
      fair value (which approximates
      cost)                                    1,176,064      862,400
                                              ----------   ----------
   Total investments and cash                  6,086,587    4,924,867
Variable annuity assets held in separate
   accounts                                      639,658      540,528
Accrued investment income                         41,708       35,993
Deferred acquisition costs                       239,287      210,553
Other deferred expenses                           61,876       36,584
Income taxes currently receivable
   from Parent                                    11,528        2,557
Other assets                                      11,718        9,285
                                              ----------   ----------
TOTAL ASSETS                                  $7,092,362   $5,760,367
                                              ==========   ==========
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed
      accounts of variable annuity
      contracts                               $4,422,165   $3,654,022
   Reserves for universal life insurance
      contracts                                  210,149      217,724
   Securities lending payable                  1,176,064      862,400
   Payable to brokers                              6,020       37,400
   Other liabilities                              46,822       40,656
                                              ----------   ----------
   Total reserves, payables and accrued
      liabilities                              5,861,220    4,812,202
Variable annuity liabilities related to
   separate accounts                             639,658      540,528
Deferred income taxes                             19,818       15,671
                                              ----------   ----------
Total liabilities                              6,520,696    5,368,401
                                              ----------   ----------
Shareholder's equity:
   Common stock                                    3,000        3,000
   Additional paid-in capital                    389,629      259,625
   Retained earnings                             185,129      135,196
   Accumulated other comprehensive loss           (6,092)      (5,855)
                                              ----------   ----------
Total shareholder's equity                       571,666      391,966
                                              ----------   ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY    $7,092,362   $5,760,367
                                              ==========   ==========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                2006       2005       2004
                                              --------   --------   --------
                                                      (in thousands)
REVENUES

   Fee income:
      Variable annuity policy fees            $ 12,299   $ 10,140   $  8,903
      Universal life insurance policy fees,
         net of reinsurance                      4,531      5,376      5,354
      Surrender charges                          7,240      4,461      2,999
                                              --------   --------   --------
   Total fee income                             24,070     19,977     17,256

   Premiums on reinsurance contract             79,792     83,223      6,586
      Investment income                        249,524    199,887    167,371
      Net realized investment loss             (18,426    (11,948)    (2,655)
                                              --------   --------   --------
   Total revenues                              334,960    291,139    188,558
                                              --------   --------   --------
   BENEFITS AND EXPENSES

   Interest expense:
      Fixed annuity and fixed accounts of
         variable annuity contracts            130,362    103,788     90,167
       Universal life insurance contracts       10,143     10,529     10,858
                                              --------   --------   --------
   Total interest expense                      140,505    114,317    101,025

   Amortization of bonus interest                6,098      3,690      2,411
   Amortization of deferred acquisition costs   37,178     30,939     31,772
   Claims on universal life insurance
      contracts, net of reinsurance
      recoveries                                 3,225      3,277      3,905
   Claims on reinsurance contract               25,786     29,078      2,616
   Guaranteed benefits                             491        553      1,193
   General and administrative expenses          11,321      8,416      7,711
   Annual commissions                            1,325      1,330      1,554
   Commissions on reinsurance contract          36,844     38,332      3,034
                                              --------   --------   --------
Total benefits and expenses                    262,773    229,932    155,221
                                              --------   --------   --------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                            72,187     61,207     33,337
Income tax expense                              22,254     18,000      7,899
                                              --------   --------   --------
INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                            49,933     43,207     25,438
Cumulative effect of accounting change, net
   of tax                                           --         --     (2,013)
                                              --------   --------   --------
NET INCOME                                    $ 49,933   $ 43,207   $ 23,425
                                              --------   --------   --------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                2006       2005       2004
                                              --------   --------   --------
                                                      (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF
   TAX:
Net unrealized gain (loss) on debt and
   equity securities available for sale
   identified in the current period, less
   related amortization of deferred
   acquisition costs and other deferred
   expenses                                   $(18,000)  $(56,005)  $  4,118
Reclassification adjustment for net
   realized loss included in net income         17,635     13,146      1,364
Income tax benefit (expense)                       128     15,001     (1,919)
                                              --------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS)                 (237)   (27,858)     3,563
                                              --------   --------   --------
COMPREHENSIVE INCOME                          $ 49,696   $ 15,349   $ 26,988
                                              ========   ========   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                2006          2005         2004
                                                                            -----------   -----------   ---------
                                                                                        (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $    49,933   $    43,207   $  23,425
Adjustments to reconcile net income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                --            --       2,013
   Interest credited to:
      Fixed annuity contracts                                                   130,362       103,788      90,167
      Universal life insurance contracts                                         10,143        10,529      10,858
   Net realized investment loss (gain)                                           18,426        11,948       2,655
   Amortization of net premiums (discounts) on investments                        4,340         4,570       5,730
   Amortization of deferred acquisition costs and other deferred expenses        43,276        34,629      34,183
   Acquisition costs deferred                                                   (62,844)      (59,733)    (35,395)
   Provision for deferred income taxes                                            4,275         5,580     (17,639)
   Change in:
      Accrued investment income                                                  (5,715)       (3,507)     (4,909)
      Income taxes currently payable to/receivable from Parent                   (8,971)       (5,097)      3,900
      Other assets                                                               (2,433)         (252)     (7,284)
      Other liabilities                                                          10,153           736       1,633
   Other, net                                                                     2,814        (4,912)     (2,283)
                                                                            -----------   -----------   ---------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                       193,759       141,486     107,054
                                                                            -----------   -----------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds, notes and redeemable preferred stocks                              (1,836,446)   (2,148,470)   (992,875)
   Mortgage loans                                                               (82,889)     (156,481)    (82,533)
Sales of:
   Bonds, notes and redeemable preferred stocks                                 773,067     1,201,469     428,717
   Other investments, excluding short-term investments                              697           425         112
Redemptions and maturities of:
   Bonds, notes and redeemable preferred stocks                                 251,628       252,644     217,010
   Mortgage loans                                                                40,572        74,058      21,413
   Other investments, excluding short-term investments                              234         1,001       1,513
Change in securities lending collateral                                        (313,664)     (344,756)   (362,888)
                                                                            -----------   -----------   ---------
NET CASH USED IN INVESTING ACTIVITIES                                       $(1,166,801)  $(1,120,110)  $(769,531)
                                                                            -----------   -----------   ---------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                2006         2005         2004
                                                                             ----------   ----------   ---------
                                                                                        (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts                                                   $1,051,843   $  964,929   $ 435,109
   Universal life insurance contracts                                             7,476        9,017       9,419
Net exchanges from the fixed accounts of variable annuity contracts             (32,885)     (20,263)    (15,532)
Withdrawal payments on:
   Fixed annuity contracts                                                     (330,177)    (212,748)   (151,329)
   Universal life insurance contracts                                            (7,181)      (9,187)     (8,261)
Claims and annuity payments, net of reinsurance, on:
   Fixed annuity contracts                                                      (84,107)     (54,108)    (31,615)
   Universal life insurance contracts                                           (20,893)     (15,092)    (17,355)
Change in securities lending payable                                            313,664      344,756     362,888
Capital contributions                                                           130,000           --          --
                                                                             ----------   ----------   ---------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                     1,027,740    1,007,304     583,324
                                                                             ----------   ----------   ---------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
   INVESTMENTS                                                                   54,698       28,680     (79,153)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
   PERIOD                                                                        53,538       24,858     104,011
                                                                             ----------   ----------   ---------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                             $  108,236   $   53,538   $  24,858
                                                                             ==========   ==========   =========
SUPPLEMENTAL CASH FLOW INFORMATION:
   Net income taxes paid to Parent                                           $   26,950   $   17,517   $  21,639
                                                                             ==========   ==========   =========
   Non-cash activity - bonus interest deferred and credited to reserve for
      annuity contracts                                                      $   30,658   $   18,165   $   6,037
                                                                             ==========   ==========   =========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

1.   BASIS OF PRESENTATION

     First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management.

     The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. Other than its contract to reinsure credit life and health insurance policies discussed in Note 8, the majority of the Company's revenues are derived from customers in the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Four financial institutions represented approximately 16%, 12%, 11% and 11% of deposits in the year ended December 31, 2006. Three financial institutions represented approximately 15%, 13% and 10% of deposits in the year ended December 31, 2005. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in value are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

     Securities lending collateral consists of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement was $1,149,653,000 and $843,318,000 as of December 31, 2006 and 2005, respectively and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the balance sheet as of December 31, 2006 and 2005, respectively. The affiliated lending agent receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income and comprehensive income. At December 31, 2006, approximately $28,414,000 of such collateral was invested in AIG affiliated entities.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

     The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the statement of income and comprehensive income. Impairment writedowns totaled $4,007,000, $8,092,000 and $759,000 in 2006, 2005 and 2004, respectively.

     DERIVATIVE FINANCIAL INSTRUMENTS: The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are bifurcated and marked to market and recorded in other assets or liabilities in the balance sheet. Changes in the fair value of the estimated GMAV and GMWB benefits are recorded in net realized investment gain (loss) in the statement of income and comprehensive income.

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

     DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed annuity contracts, fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

     As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gain or loss on debt and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity.

     The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     OTHER DEFERRED EXPENSES: The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

     The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the statement of income and comprehensive income.

     RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS: Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income and comprehensive income, as they are recorded directly to contract holder liabilities upon receipt.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     RESERVE FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") and is included in other liabilities on the balance sheet. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $2,013,000 ($3,098,000 pre-tax) to reflect the liability and the related impact of DAC as of January 1, 2004.

     FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES: FASB staff pronouncement ("FSP") FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1") replaces the measurement and recognition guidance set forth in Emerging Issue Task Force ("EITF") Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in FAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the SOP 05-1 is January 1, 2007. Based on current practices, the Company does not expect the implementation of SOP 05-1 to have a material effect on its financial position or results of operations.

     In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The Company does not expect the implementation of FIN 48 to have a material effect on its financial condition or results of operations.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3.   INVESTMENTS

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                  Amortized    Estimated
                                    Cost      Fair Value
                                 ----------   ----------
                                      (in thousands)
AT DECEMBER 31, 2006:
U.S. government securities       $   16,946   $   17,003
Mortgage-backed securities        1,616,278    1,610,566
Securities of public utilities      139,145      139,646
Corporate bonds and notes         2,182,440    2,166,477
Other debt securities               438,137      437,381
                                 ----------   ----------
   Total                         $4,392,946   $4,371,073
                                 ==========   ==========

                                  Amortized    Estimated
                                    Cost      Fair Value
                                 ----------   ----------
                                      (in thousands)
AT DECEMBER 31, 2005:
U.S. government securities       $   17,722   $   17,903
Mortgage-backed securities        1,380,307    1,371,683
Securities of public utilities      118,946      120,160
Corporate bonds and notes         1,729,552    1,716,235
Other debt securities               389,249      391,468
                                 ----------   ----------
   Total                         $3,635,776   $3,617,449
                                 ==========   ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     At December 31, 2006, bonds and notes included $118,686,000 not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 26%, 16%, 14% and 13% concentrated in consumer cyclical products, communications, consumer non-cyclical products and basic industrial respectively. No other industry concentration constituted more than 10% of these assets.

     At December 31, 2006, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 19% and 13% of the aggregate carrying value of the portfolio secured by properties located in California and Florida respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

     At December 31, 2006, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $128,000.

     At December 31, 2006, $649,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

     The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, follow:

                                          Amortized    Estimated
                                            Cost      Fair Value
                                         ----------   ----------
                                              (in thousands)
AT DECEMBER 31, 2006:
Due in one year or less                  $  128,483   $  127,799
Due after one year through five years     1,004,762      997,448
Due after five years through ten years    1,170,326    1,162,885
Due after ten years                         473,096      472,375
Mortgage-backed securities                1,616,279    1,610,566
                                         ----------   ----------
   Total                                 $4,392,946   $4,371,073
                                         ==========   ==========

     Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                    Gross        Gross
                                 Unrealized   Unrealized
                                    Gains       Losses
                                 ----------   ----------
                                      (in thousands)
AT DECEMBER 31, 2006:
U.S. government securities         $    97     $    (40)
Mortgage-backed securities          13,902      (19,614)
Securities of public utilities       1,718       (1,217)
Corporate bonds and notes           12,399      (28,362)
Other debt securities                2,253       (3,009)
                                   -------     --------
Total                              $30,369     $(52,242)
                                   =======     ========
AT DECEMBER 31, 2005:
U.S. government securities         $   183     $     (2)
Mortgage-backed securities           8,302      (16,926)
Securities of public utilities       2,359       (1,145)
Corporate bonds and notes           12,568      (25,885)
Other debt securities                3,892       (1,673)
                                   -------     --------
Total                              $27,304     $(45,631)
                                   =======     ========

     There were no gross unrealized gains or losses on equity securities at December 31, 2006. Gross unrealized gains on equity securities were $619,000 at December 31, 2005. There were no gross unrealized losses on equity securities at December 31, 2005.

     The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005 (dollars in thousands):

                             Less than 12 Months                12 Months or More                       Total
                       -------------------------------   -------------------------------   -------------------------------
                                    Unrealized                        Unrealized                        Unrealized
                       Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                       ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
December 31, 2006
U.S. government
   securities          $   14,589    $    (40)      1      $    --     $    --       --    $   14,589    $    (40)      1
Mortgage-backed
   securities             937,514     (19,129)    132       26,275        (485)      25       963,789     (19,614)    157
Securities of public
   utilities               86,694      (1,051)     19        3,445        (166)       4        90,139      (1,217)     23
Corporate bonds
   and notes            1,136,017     (26,778)    239       50,494      (1,584)      48     1,186,511     (28,362)    287
Other debt
   securities             178,954      (3,007)     26           79          (2)       1       179,033      (3,009)     27
                       ----------    --------     ---      -------     -------       --    ----------    --------     ---
   Total               $2,353,768    $(50,005)    417      $80,293     $(2,237)      78    $2,434,061    $(52,242)    495
                       ==========    ========     ===      =======     =======       ==    ==========    ========     ===

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

                                  Less than 12 Months                12 Months or More                       Total
                            -------------------------------   -------------------------------   -------------------------------
                                         Unrealized                        Unrealized                        Unrealized
December 31, 2005           Fair Value      Loss      Items   Fair Value      Loss      Items   Fair Value      Loss      Items
                            ----------   ----------   -----   ----------   ----------   -----   ----------   ----------   -----
U.S. government
   securities               $      865    $     (2)      1     $      --    $     --      --    $      865    $     (2)      1
Mortgage-backed
   securities                  790,102     (14,262)    164        54,771      (2,664)     13       844,873     (16,926)    177
Securities of public
   utilities                    49,323        (712)     15        14,557        (433)      4        63,880      (1,145)     19
Corporate bonds and notes      920,435     (16,420)    226       225,876      (9,465)     48     1,146,311     (25,885)    274
Other debt securities           93,872        (895)     17        47,772        (778)     10       141,644      (1,673)     27
                            ----------    --------     ---     ---------    --------      --    ----------    --------     ---
   Total                    $1,854,597    $(32,291)    423     $ 342,976    $(13,340)     75    $2,197,573    $(45,631)    498
                            ==========    ========     ===     =========    ========      ==    ==========    ========     ===

The net realized investment loss includes the following:

                                                  Years ended December 31,
                                               -----------------------------
                                                 2006       2005       2004
                                               --------   --------   -------
                                                       (in thousands)
Bonds, notes and redeemable preferred stocks   $(18,762)  $(11,197)  $(1,636)
Common stocks                                        (3)       425      (180)
Other gains (losses)                                339     (1,176)     (839)
                                               --------   --------   -------
Net realized investment loss                   $(18,426)  $(11,948)  $(2,655)
                                               ========   ========   =======

Realized investment gains and losses on the sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2006       2005      2004
                                                 --------   -------   -------
                                                        (in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
   Realized gains                                $  3,302   $ 5,674   $ 2,903
   Realized losses                                (13,264)   (9,040)   (4,245)

COMMON STOCKS:
   Realized gains                                $  1,397   $   425   $     1
   Realized losses                                 (1,400)       --      (180)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   INVESTMENTS (Continued):

     The sources and related amounts of investment income are as follows:

                                                  Years Ended December 31,
                                               ------------------------------
                                                 2006       2005       2004
                                               --------   --------   --------
                                                        (in thousands)
Short-term investments                         $  4,436   $  2,394   $    428
Bonds, notes and redeemable preferred stocks    220,347    174,234    149,869
Mortgage loans                                   22,749     19,499     15,161
Policy loans                                      2,374      2,497      2,682
Securities lending                                1,872      2,616        689
                                               --------   --------   --------
Gross investment income                         251,778    201,240    168,829
Less: investment expenses                        (2,254)    (1,353)    (1,458)
                                               --------   --------   --------
Total investment income                        $249,524   $199,887   $167,371
                                               ========   ========   ========

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

     The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

     CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

     BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

     MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)


4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

     COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

     SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

     OTHER ASSETS/LIABILITIES: Included in other assets and liabilities are the embedded derivatives relating to GMAV and GMWB. Fair value for these embedded derivatives is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

     The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005 compared with their respective carrying values are as follows:

                                                   Carrying       Fair
                                                     Value        Value
                                                  ----------   ----------
                                                       (in thousands)
AT DECEMBER 31, 2006:

ASSETS:
   Cash and short-term investments                $  108,236   $  108,236
   Bonds, notes and redeemable preferred stocks    4,371,073    4,371,073
   Mortgage loans                                    401,855      400,239
   Policy loans                                       29,359       29,359
   Securities lending collateral                   1,176,064    1,176,064
   Other assets                                        1,098        1,098

LIABILITIES:
   Reserves for fixed annuity contracts           $4,422,165   $4,390,997
   Securities lending payable                      1,176,064    1,176,064

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                       Carrying
                                         Value     Fair Value
                                      ----------   ----------
                                           (in thousands)
AT DECEMBER 31, 2005:

ASSETS:
   Cash and short-term investments    $   53,538   $   53,538
   Bonds, notes and redeemable
      preferred stocks                 3,617,449    3,617,449
   Mortgage loans                        359,440      364,679
   Policy loans                           30,721       30,721
   Common stock                            1,319        1,319
   Securities lending collateral         862,400      862,400

LIABILITIES:
   Reserves for fixed annuity
      contracts                       $3,654,022   $3,619,818
   Securities lending payable            862,400      862,400
   Other liabilities                         279          279

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                       Years Ended
                                       December 31,
                                   -------------------
                                     2006       2005
                                   --------   --------
                                      (in thousands)
Balance at beginning of year       $210,553   $157,729
Acquisition costs deferred           62,844     59,733
Effect of net unrealized loss on
   securities                         3,068     24,030
Amortization charged to income      (37,178)   (30,939)
                                   --------   --------
   Balance at end of year          $239,287   $210,553
                                   ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.   OTHER DEFERRED EXPENSES

     The following table summarizes the activity in other deferred expenses:

                                      Years Ended
                                      December 31,
                                   -----------------
                                     2006      2005
                                   -------   -------
                                     (in thousands)
Balance at beginning of year       $36,584   $19,139
Expenses deferred                   30,658    18,165
Effect of net unrealized loss on
   securities                          732     2,970
Amortization charged to income      (6,098)   (3,690)
                                   -------   -------
   Balance at end of year          $61,876   $36,584
                                   =======   =======

7.   GUARANTEED BENEFITS

     The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death or at specified dates during the accumulation period. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB"), respectively.

     The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees in the statement of income and comprehensive income. Changes in liabilities for minimum guarantees are included in guaranteed benefits in the statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the statement of income and comprehensive income.

     GMDB is a feature issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of the contract holder's account value or a guaranteed minimum death benefit that varies by product and election by the contract holder. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     GMAV is a feature the Company began offering on certain variable annuity products in June of 2004. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of the deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     GMWB is a feature the Company began offering on certain variable annuity products in June of 2005. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                              Highest Specified
                                                                 Anniversary
                                                                Account Value
                                              Return of Net   Minus Withdrawals
                                                 Deposits      Post Anniversary
                                              -------------   -----------------
                                                    (dollars in thousands)
AT DECEMBER 31, 2006:

In the event of death (GMDB):
   Account value                               $   161,169        $690,095
   Net amount at risk (a)                              186          24,582
   Average attained age of contract holders             65              62
   Range of guaranteed minimum return rates              0%              0%

Accumulation at specified date (GMAV):
   Account value                               $    66,687
   Net amount at risk (b)                                5
   Weighted average period remaining until
      guaranteed payment                         8.6 Years

Accumulation at specified date (GMWB):
   Account value                               $   107,959
   Net amount at risk (c)                               29
   Weighted average period remaining until
      guaranteed payment                        20.1 Years

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

                                                            Highest Specified
                                                               Anniversary
                                                Return of     Account Value
                                                   Net      Minus Withdrawals
                                                Deposits     Post Anniversary
                                              -----------   -----------------
                                                    (dollars in thousands)
AT DECEMBER 31, 2005:
In the event of death (GMDB):
   Account value                              $   155,627       $672,611
   Net amount at risk (a)                             256         39,801
   Average attained age of contract holders            66             62
   Range of guaranteed minimum return rates             0%             0%
Accumulation at specified date (GMAV):
   Account value                              $    46,256
   Net amount at risk (b)                               5
   Weighted average period remaining until
      guaranteed payment                        9.3 Years
Accumulation at specified date (GMWB):
   Account value                              $    18,746
   Net amount at risk (c)                               7
   Weighted average period remaining until
      guaranteed payment                       17.9 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $4.1 million and $4.2 million as of December 31, 2006 and 2005, respectively and is payable no sooner than 10 years from the end of the waiting period.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

                                  Years Ended December 31,
                                  ------------------------
                                        2006     2005
                                       ------   ------
                                        (in thousands)
Balance at beginning of year           $1,982   $1,899
   Guaranteed benefits incurred           491      553
   Guaranteed benefits paid              (373)    (470)
                                       ------   ------
Balance at end of year                 $2,100   $1,982
                                       ======   ======

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

          - Data used was 5,000 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          -    Mortality was assumed to be 64% of the 75-80 ALB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are presented net of reinsurance premiums of $7,518,000, $7,423,000 and $7,275,000 in 2006, 2005 and 2004, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $12,163,000, $6,303,000 and $8,855,000 in 2006, 2005 and 2004,
     respectively.

     On November 1, 2004, the Company entered a contract to reinsure credit life and health insurance policies. The Company receives a share of premium for the reinsured policies and will indemnify the reinsured for a proportionate share of these liabilities while the reinsured retains the assets and corresponding reserve liabilities. The contract is considered modified coinsurance and as such the reinsurance claims payable is offset against reinsurance premiums receivable and included in other assets on the balance sheet. The treaty is for one year with the option to renew annually and may be terminated by either party with 180 days advance notice. The Company allowed the contract to expire on October 31, 2006. The pretax income from the contract was $17,572,000, $16,283,000 and $945,000 in 2006, 2005 and
     2004, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

     Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2006 and 2005, 300 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                            Years ended December 31,
                                                         ------------------------------
                                                           2006       2005       2004
                                                         --------   --------   --------
                                                                 (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                                    $259,625   $259,428   $259,428
   Capital contributions by Parent                        130,004        197         --
                                                         --------   --------   --------
   Ending balances                                       $389,629   $259,625   $259,428
                                                         ========   ========   ========
RETAINED EARNINGS:
   Beginning balances                                    $135,196   $ 92,082   $ 68,657
   Net income                                              49,933     43,207     23,425
   Adjustment for SICO compensation (See Note 12)              --        (93)        --
                                                         --------   --------   --------
   Ending balances                                       $185,129   $135,196   $ 92,082
                                                         ========   ========   ========
ACCUMULATED OTHER COMPREHENSIVE
   INCOME (LOSS):
   Beginning balances                                    $ (5,855)  $ 22,003   $ 18,440
   Unrealized appreciation (depreciation) of
      investments, net of reclassification adjustments     (4,165)   (69,859)    11,982
   Effect on deferred acquisition costs and
      other deferred expenses                               3,800     27,000     (6,500)
   Income tax benefit (expense)                               128     15,001     (1,919)
                                                         --------   --------   --------
   Ending balances                                       $ (6,092)  $ (5,855)  $ 22,003
                                                         ========   ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                December 31,   December 31,
                                                    2006           2005
                                                ------------   ------------
                                                       (in thousands)
Gross unrealized gains                            $ 30,369       $ 27,923
Gross unrealized losses                            (52,242)       (45,631)
Adjustment to DAC and other deferred expenses       12,500          8,700
Deferred income taxes                                3,281          3,153
                                                  --------       --------
Accumulated other comprehensive loss              $ (6,092)      $ (5,855)
                                                  ========       ========

     On March 30, 2006 and September 19, 2006, the Company received cash capital contributions from the Parent of $50,000,000 and $80,000,000, respectively.

     Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement, excluding realized capital gains, or 10% of preceding year's statutory surplus. Dividends of $21,205,000 can be paid to the shareholder during 2007 without prior approval of the New York Superintendent of Insurance.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2006, 2005 and 2004 was approximately $18,487,000, $10,979,000 and $41,524,000, respectively. The Company's statutory capital and surplus totaled approximately $396,981,000, $268,572,000 and $261,706,000 at
     December 31, 2006, 2005 and 2004, respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years Ended December 31,
                           ----------------------------
                             2006      2005      2004
                           -------   -------   --------
                                  (in thousands)
Current                    $17,979   $12,420   $ 25,539
Deferred                     4,275     5,580    (17,640)
                           -------   -------   --------
Total income tax expense   $22,254   $18,000   $  7,899
                           =======   =======   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. Federal income tax rate is 35% for 2006, 2005 and 2004. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                  Years Ended December 31,
                                                ---------------------------
                                                  2006      2005      2004
                                                -------   -------   -------
                                                       (in thousands)
Amount computed at Federal rate                 $25,265   $21,422   $11,668
Increases (decreases) resulting from:
   State income taxes, net of federal tax
      benefit                                        --    (1,898)    3,250
   Dividends received deduction                    (761)     (501)     (386)
   Adjustment to prior year tax liability (a)        --        --    (6,633)
   Other, net                                    (2,250)   (1,023)       --
                                                -------   -------   -------
Total income tax expense                        $22,254   $18,000   $ 7,899
                                                =======   =======   =======

(a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                               Years Ended December 31,
                                               ------------------------
                                                 2006           2005
                                               --------       --------
                                                    (in thousands)
DEFERRED TAX ASSETS:
   Investments                                 $  3,355       $    --
   Contract holder reserves                      48,439         42,060
   Net unrealized loss on debt and equity
      securities available for sale               3,281          3,153
   Other assets                                   5,113          5,818
                                               --------       --------
   Total deferred tax assets                     60,188         51,031
                                               --------       --------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs and other
      deferred expenses                        $(80,006)      $(65,282)
   Investments                                       --         (1,420)
                                               --------       --------
   Total deferred tax liabilities               (80,006)       (66,702)
                                               --------       --------
   Deferred income taxes                       $(19,818)      $(15,671)
                                               ========       ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the SICO Plans' participants.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the balance sheet of $93,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $4,000 and $104,000 for 2006 and 2005 respectively, and is included in general and administrative expenses in the statement of income and comprehensive income.

     On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC") whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15,000,000 from SAII and vice versa. Any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this agreement at December 31, 2006 and 2005.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     In 2006, the Company paid commissions to seven affiliated companies: Royal Alliance Associates, Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $1,545,500, $1,042,000 and $996,000 in 2006, 2005 and 2004, respectively.
     These affiliated broker-dealers represented approximately 1%, 1% and 3% of premiums in 2006, 2005 and 2004, respectively.

     Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent and from certain AIG affiliates. Amounts paid for such services totaled $9,137,000, $7,597,000 and $7,925,000 in 2006, 2005 and 2004, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $1,915,000, $2,070,000 and $2,138,000 in 2006,
     2005 and 2004, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income.

     AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $1,922,000, $1,638,000 and $1,138,000 in 2006, 2005 and 2004, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $3,305,000, $3,409,000 and $1,605,000 in 2006, 2005 and 2004, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by AIG Global Investment Corp., an affiliate. The investment management fees incurred were $2,613,000, $2,241,000 and $2,223,000 in 2006, 2005 and 2004, respectively.

     The Company incurred $1,494,000, $1,039,000 and $629,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) in 2006, 2005 and 2004, respectively.

     On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $1,983,000, $1,790,000 and $1,537,000 in 2006, 2005 and 2004, respectively, and are included in variable annuity policy fees in the statement of income and comprehensive income. A fee of $150,000 was paid under a different agreement in 2004.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  RELATED-PARTY MATTERS (Continued)

     Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

     The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's product filings with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated in 2007. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements of FS Variable Separate Account are included herein, as indicated below, to this Registration Statement:



     -   Report of Independent Registered Public Accounting Firm



     -   Statement of Assets and Liabilities as of December 31, 2006



     -   Schedule of Portfolio Investments as of December 31, 2006



     -   Statement of Operations for the year ended December 31, 2006



     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005



     -   Notes to the Financial Statements



The following financial statements of First SunAmerica Life Insurance Company are included herein:



     -   Report of Independent Registered Public Accounting Firm



     -   Balance Sheet as of December 31, 2006 and 2005



     - Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004



     - Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004



     -   Notes to Financial Statements



The following statutory financial statements of American Home Assurance Company are included herein:



     -   Report of Independent Auditors



     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005



     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005



     -   Statements of Cash Flow for the years ended December 31, 2006 and 2005



     -   Notes to Statutory Basis Financial Statements


(b) Exhibits


(1)   Resolution Establishing Separate Account.........................   1
(2)   Custody Agreements...............................................   Not Applicable
(3)   (a)  Form of Distribution Agreement..............................   1
      (b)  Form of Selling Agreement...................................   1
(4)   Variable Annuity Contract
      (a)  Individual Variable Annuity Contract........................   5
      (b)  Death Benefit Endorsement for Contracts Issued before May 1,
           2007........................................................   5
      (c)  Death Benefit Endorsement for Contracts Issued May 1, 2007
           and after...................................................   Filed Herewith
      (d)  Letter of Intent Endorsement................................   5
      (e)  Rights of Accumulation Endorsement..........................   5
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement...........   5
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............   7
(5)   (a)  Form of Application for Contract............................   5
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation................................   1
      (b)  By-Laws.....................................................   1
(7)   Reinsurance Contract.............................................   Not Applicable
(8)   Material Contracts
      (a)  Form of American Funds Insurance Series.....................   2
      (b)  Form of Anchor Series Trust.................................   1
      (c)  Form of Lord Abbett Series Fund.............................   2
      (d)  Form of SunAmerica Series Trust.............................   1
      (e)  Form of VanKampen Trust.....................................   2
(9)   (a)  Form of Opinion of Counsel and Consent of Depositor.........   5
      (b)  Form of Opinion of Counsel and Consent of Sullivan &
           Cromwell LLP, Counsel to American Home Assurance Company....   4
(10)  Consent of Independent Registered Public Accounting Firm.........   Filed Herewith
(11)  Financial Statements Omitted from Item 23........................   Not Applicable
(12)  Initial Capitalization Agreement.................................   Not Applicable

(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Owner Control with First
           SunAmerica Life Insurance Company, the Depositor of
           Registrant..................................................   Filed Herewith
      (b)  Power of Attorney
           (1) Power of Attorney -- First SunAmerica Life Insurance
           Company Directors...........................................   Filed Herewith
           (2) Power of Attorney -- American Home Assurance Company
               Directors...............................................   6
      (c)  Support Agreement of American International Group, Inc. ....   3
      (d)  General Guarantee Agreement by American Home Assurance
           Company.....................................................   3
      (e)  Notice of Termination of Guarantee as Published in The Wall
           Street Journal on November 24, 2006.........................   8


---------------


1 Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and
  Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.



2 Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 and
  Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.


3 Incorporated by reference to Form N-4, initial registration statement to File
  Nos. 333-128124 and 811-08810, filed September 6, 2005, Accession No. 0000950129-05-008996.


4 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No.
  7 to File Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No. 0000950129-05-009958.


5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.


6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-128124 and 811-08810, filed on June 23, 2006, Accession No. 0000950129-06-006610.



7 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-128124 and 811-08810, filed on November 22, 2006, Accession No. 0000950124-06-007096.



8 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No.
  17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006, Accession No. 0000950124-06-007496.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                         POSITION
----                                                                         --------
Jay S. Wintrob.......................................  Director, Chief Executive Officer and President
Michael J. Akers(2)..................................  Director and Senior Vice President
N. Scott Gillis(1)...................................  Director, Senior Vice President and Chief Financial
                                                       Officer
Jana W. Greer(1).....................................  Director and Executive Vice President
Bruce R. Abrams(2)...................................  Director and Executive Vice President
Christine A. Nixon...................................  Director, Senior Vice President and Secretary
M. Bernard Aidinoff(5)...............................  Director
Patrick J. Foley(6)..................................  Director
Cecil C. Gamwell III(7)..............................  Director
Jack R. Harnes(8)....................................  Director
David L. Herzog(3)...................................  Director
John I. Howell(9)....................................  Director
Christopher J. Swift(3)..............................  Director
Stewart R. Polakov(1)................................  Senior Vice President and Controller
Edwin R. Raquel(1)...................................  Senior Vice President and Chief Actuary
Mallary L. Reznik....................................  Senior Vice President and General Counsel
Timothy W. Still(1)..................................  Senior Vice President
Gavin D. Friedman....................................  Vice President and Deputy General Counsel
Roger Hahn(4)........................................  Vice President
Tracey Harris(2).....................................  Vice President
Rodney A. Haviland(1)................................  Vice President
Frank J. Julian(1)...................................  Vice President and Chief Compliance Officer
Michelle H. Powers(2)................................  Vice President
Stephen Stone(1).....................................  Vice President
Monica Suryapranata(1)...............................  Vice President and Variable Annuity Product
                                                       Controller
Edward T. Texeria(1).................................  Vice President
Virginia N. Puzon....................................  Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

(4) 2727 Allen Parkway, Houston, TX 77019


(5) Sullivan & Cromwell, 125 Broad Street, New York, NY 10004



(6) 130 Water Street, New York, NY 10005



(7) 419 West Beach Road, Charlestown, RI 02813



(8) 64 South Quaker Hill Road, Pawling, NY 12564



(9) 148 Wellington Lane, Springfield Center, NY 13468


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026, filed March 1, 2007.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 15, 2007, the number of Polaris II A-Class Platinum Series contracts funded by FS Variable Separate Account was 70 of which 21 were qualified and 49 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                                     POSITION
------------------                                                     --------
Peter A. Harbeck.................................  Director
James T. Nichols.................................  Director, President & Chief Executive Officer
Debbie Potash-Turner.............................  Senior Vice President & Chief Financial Officer
Frank Curran.....................................  Controller
Joseph D. Neary..................................  Chief Compliance Officer
John T. Genoy....................................  Vice President
Mallary L. Reznik**..............................  Vice President
Kathleen S. Stevens..............................  Manager, Compliance
Christine A. Nixon**.............................  Secretary
Virginia N. Puzon**..............................  Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 and Amendment No. 8 to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 27th day of April, 2007.

                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

                                       By: FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY
                                       (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                                     JAY S. WINTROB,
                                                 CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----

JAY S. WINTROB*                                         Chief Executive Officer, President &          April 27, 2007
------------------------------------------------                      Director
JAY S. WINTROB                                              (Principal Executive Officer)

BRUCE R. ABRAMS*                                                      Director                        April 27, 2007
------------------------------------------------
BRUCE R. ABRAMS

M. BERNARD AIDINOFF*                                                  Director                        April 27, 2007
------------------------------------------------
M. BERNARD AIDINOFF

MICHAEL J. AKERS*                                                     Director                        April 27, 2007
------------------------------------------------
MICHAEL J. AKERS

PATRICK J. FOLEY*                                                     Director                        April 27, 2007
------------------------------------------------
PATRICK J. FOLEY

CECIL C. GAMWELL III*                                                 Director                        April 27, 2007
------------------------------------------------
CECIL C. GAMWELL III

                    SIGNATURE                                           TITLE                              DATE
                    ---------                                           -----                              ----


N. SCOTT GILLIS*                                       Senior Vice President, Chief Financial         April 27, 2007
------------------------------------------------       Officer & Director (Principal Financial
N. SCOTT GILLIS                                                       Officer)

JANA W. GREER*                                                        Director                        April 27, 2007
------------------------------------------------
JANA W. GREER

JACK R. HARNES*                                                       Director                        April 27, 2007
------------------------------------------------
JACK R. HARNES

DAVID L. HERZOG*                                                      Director                        April 27, 2007
------------------------------------------------
DAVID L. HERZOG

JOHN I. HOWELL*                                                       Director                        April 27, 2007
------------------------------------------------
JOHN I. HOWELL

CHRISTINE A. NIXON*                                                   Director                        April 27, 2007
------------------------------------------------
CHRISTINE A. NIXON

CHRISTOPHER J. SWIFT*                                                 Director                        April 27, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT

STEWART R. POLAKOV*                                     Senior Vice President and Controller          April 27, 2007
------------------------------------------------           (Principal Accounting Officer)
STEWART R. POLAKOV

/s/ MANDA GHAFERI                                                 Attorney-in-Fact                    April 27, 2007
------------------------------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 27th day of April, 2007.

                                       By: AMERICAN HOME ASSURANCE COMPANY

                                       By:     /s/ ROBERT S. SCHIMEK
                                       -----------------------------------------
                                                  ROBERT S. SCHIMEK,
                                          SENIOR VICE PRESIDENT AND TREASURER

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*M. BERNARD AIDINOFF                                                   Director                        April 27, 2007
------------------------------------------------
M. BERNARD AIDINOFF

*JOHN QUINLAN DOYLE                                             Director and President                 April 27, 2007
------------------------------------------------
JOHN QUINLAN DOYLE

*NEIL ANTHONY FAULKNER                                                 Director                        April 27, 2007
------------------------------------------------
NEIL ANTHONY FAULKNER

*DAVID NEIL FIELDS                                                     Director                        April 27, 2007
------------------------------------------------
DAVID NEIL FIELDS

*KENNETH VINCENT HARKINS                                               Director                        April 27, 2007
------------------------------------------------
KENNETH VINCENT HARKINS

                                                                       Director                        April 27, 2007
------------------------------------------------
CHARLES DANGELO

*DAVID LAWRENCE HERZOG                                                 Director                        April 27, 2007
------------------------------------------------
DAVID LAWRENCE HERZOG

*ROBERT EDWARD LEWIS                                                   Director                        April 27, 2007
------------------------------------------------
ROBERT EDWARD LEWIS

*KRISTIAN PHILIP MOOR                                           Director and Chairman                  April 27, 2007
------------------------------------------------
KRISTIAN PHILIP MOOR

*WIN JAY NEUGER                                                        Director                        April 27, 2007
------------------------------------------------
WIN JAY NEUGER

*ROBERT S. SCHIMEK                                       Director, Senior Vice President and           April 27, 2007
------------------------------------------------                      Treasurer
ROBERT S. SCHIMEK

*NICHOLAS SHAW TYLER                                                   Director                        April 27, 2007
------------------------------------------------
NICHOLAS SHAW TYLER

*NICHOLAS CHARLES WALSH                                                Director                        April 27, 2007
------------------------------------------------
NICHOLAS CHARLES WALSH




By:     /s/ ROBERT S. SCHIMEK                                      Attorney-in-Fact                    April 27, 2007
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(4)(c)         Death Benefit Endorsement for Contracts Issued May 1, 2007
               and after
(10)           Consent of Independent Registered Public Accounting Firm
(13)(a)        Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Owner Control with First
               SunAmerica Life Insurance Company, the Depositor of
               Registrant
(13)(b)(1)     Power of Attorney -- First SunAmerica Life Insurance Company
               Directors